                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4386

                            Van Kampen Tax Free Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   9/30

Date of reporting period:   9/30/04

Item 1. Reports to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Insured Tax Free Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 9/30/94 through 9/30/04. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN INSURED TAX FREE       LEHMAN BROTHERS MUNICIPAL BOND
                                                                        INCOME FUND                           INDEX
                                                                ---------------------------       ------------------------------
9/94                                                                        9526                              10000
12/94                                                                       9393                               9857
                                                                           10083                              10554
                                                                           10277                              10808
                                                                           10484                              11118
12/95                                                                      11036                              11577
                                                                           10791                              11438
                                                                           10854                              11526
                                                                           11142                              11790
12/96                                                                      11438                              12090
                                                                           11341                              12061
                                                                           11709                              12477
                                                                           12047                              12853
12/97                                                                      12375                              13202
                                                                           12479                              13354
                                                                           12660                              13557
                                                                           13070                              13973
12/98                                                                      13074                              14057
                                                                           13139                              14181
                                                                           12782                              13931
                                                                           12572                              13876
12/99                                                                      12417                              13768
                                                                           12872                              14170
                                                                           13051                              14384
                                                                           13344                              14732
12/00                                                                      14054                              15377
                                                                           14289                              15718
                                                                           14315                              15820
                                                                           14715                              16264
12/01                                                                      14595                              16165
                                                                           14677                              16317
                                                                           15230                              16914
                                                                           16081                              17717
12/02                                                                      16024                              17717
                                                                           16166                              17930
                                                                           16551                              18393
                                                                           16547                              18407
12/03                                                                      16789                              18659
                                                                           16973                              18982
                                                                           16573                              18532
9/04                                                                       17245                              19254

                                A SHARES               B SHARES               C SHARES
                             since 12/14/84          since 5/03/93          since 8/13/93
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        4.75%                  4.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception              7.89%       7.63%      4.94%       4.94%      4.54%       4.54%

10-year                      6.11        5.60       5.54        5.54       5.29        5.29

5-year                       6.52        5.49       5.69        5.45       5.68        5.68

1-year                       4.22       -0.73       3.43       -0.54       3.43        2.44
--------------------------------------------------------------------------------------------

30-Day SEC Yield                  2.81%                  2.20%                  2.20%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares seven years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004

Van Kampen Insured Tax Free Income Fund is managed by the Adviser's Municipal Fixed Income team. Members of the team include James F. Willison, Managing Director of the Adviser; Joseph R. Arcieri, Executive Director of the Adviser; and Joseph A. Piraro, Vice President of the Adviser.(1)

MARKET CONDITIONS

The interest-rate environment of the 12 months ended September 30, 2004 was marked by two periods of steadily declining yields, with a significant sell-off in the middle. Yields fell steadily through the first half of the period, approaching the historical lows of 2003. This trend persisted until March, at which point yields reversed direction and began an upward march as prices fell. These losses were steepest in April, as a surprisingly strong employment report and signals from members of the Federal Open Market Committee (the "Fed") caused investors to expect a near-term rate increase. Yields went on to decline from May through the end of the period as the market digested the Fed's newly hawkish rate stance. Investors were further comforted when, after the Fed raised rates at its June 30, 2004 meeting, its members indicated that the path of future rate increases would be measured.

Unusually, longer-maturity securities largely outperformed in this period of Fed tightening. The typical pattern in periods of tightening policy has been an increase in yields across all maturities. During the review period, however, yields of shorter maturity bonds rose while those of bonds with longer maturities declined slightly.

Lower-quality municipal bonds also performed strongly in this environment, as the difference in yields (known as the "yield spread") between AAA and BBB rated bonds decreased by roughly 20 basis points for 20-year bonds. As a result, sectors with heavy exposure to lower-rated debt, such as hospitals and industrial revenue, posted higher total returns than sectors dominated by higher-rated debt.

Issuance for the first nine months of 2004 (the final nine months of the review period) was roughly 9 percent lower than in the same period in 2003. That said, 2003 was a record year, and at the current pace of issuance, 2004 could well be one of the largest years in recent memory. This historically strong supply met with faltering demand from mutual funds, as fund investors withdrew over $16 billion in net cash during the period. This was largely offset, however, by increased participation in the market by insurance companies and individual investors.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

The fund returned 4.22 percent for the 12 months ended September 30, 2004 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark index, the Lehman Brothers Municipal Bond Index, returned 4.60 percent for the period. (See table below.)

Our interest-rate strategy during the period emphasized maintaining the fund's duration (a measure of its interest-rate sensitivity) below that of the market. This posture limited the fund's participation in the rallies that accompanied the periods of falling yields during the year, though it also protected the fund from the adverse impact of rising rates in the spring of 2004.

We remained focused on securities in the 18- to 22-year segment of the yield curve. Most of the fund's purchases here were in securities that, because of their embedded option features, offered the limited interest-rate sensitivity of instruments with shorter maturities. These holdings contributed significantly to the fund's returns as longer-maturity bonds outperformed during the reporting year.

The fund remained well diversified across major market sectors. Our approach emphasized bonds from sectors such as public education and public buildings. These sectors are tied to essential ongoing services rather than general tax revenues, and as such are less sensitive to the vagaries of the economic cycle. We also added to the fund's position in airport bonds, which we believed offered compelling relative value. While airlines have suffered from well-publicized troubles in recent months, airports have shown more resiliency. We avoided bonds in the housing sector out of concern over the lack of appealing structures in the new issues that came to the market, and also did not purchase any new health-care bonds due to the lack of improvement in many of the bonds in that sector.

There is no guarantee that the securities mentioned will continue to perform well or be held by the fund in the future.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004

--------------------------------------------------------------
                                      LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   MUNICIPAL BOND INDEX

       4.22%     3.43%     3.43%           4.60%
--------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

TOP 5 SECTORS AS OF 9/30/04
Public Education                                                     15.6%
Water & Sewer                                                        13.1
Public Building                                                      12.3
Wholesale Electric                                                   11.6
Airport                                                               9.9
SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 9/30/04
Illinois                                                             16.0%
Texas                                                                15.9
Washington                                                            8.0
Florida                                                               7.2
California                                                            7.1
Colorado                                                              4.2
Pennsylvania                                                          4.2
Indiana                                                               3.5
Louisiana                                                             3.3
New Jersey                                                            2.9
Georgia                                                               2.8
Oklahoma                                                              2.7
New York                                                              2.4
Alabama                                                               1.9
Nevada                                                                1.6
Wisconsin                                                             1.3
North Carolina                                                        1.3
South Dakota                                                          1.3
Michigan                                                              1.1
Arizona                                                               1.0
North Dakota                                                          0.9
South Carolina                                                        0.8
Arkansas                                                              0.8
Ohio                                                                  0.7
Oregon                                                                0.6
Missouri                                                              0.6
Massachusetts                                                         0.4
Puerto Rico                                                           0.4
District of Columbia                                                  0.3
Utah                                                                  0.3
New Hampshire                                                         0.2
Iowa                                                                  0.2
Mississippi                                                           0.2
Nebraska                                                              0.2
New Mexico                                                            0.2
West Virginia                                                         0.1

                                                 (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 9/30/04
                                           (continued from previous page)
Alaska                                                                0.1%
Virginia                                                              0.1
Minnesota                                                             0.1
                                                                    -----
Total Long-Term Investments                                          96.8%
Short-Term Investments                                                4.0
Liabilities in Excess of Other Assets                                -0.8
                                                                    -----
Total Net Assets                                                    100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Sectors are as a percentage of long-term investments. Summary of investments by state classification are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen open-end fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each month with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/04 - 9/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   4/1/04           9/30/04       4/1/04-9/30/04
Class A
  Actual......................................    $1,000.00        $1,016.08          $4.44
  Hypothetical................................     1,000.00         1,020.60           4.45
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,011.62           8.20
  Hypothetical................................     1,000.00         1,016.80           8.22
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,011.62           8.20
  Hypothetical................................     1,000.00         1,016.80           8.22
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.88%, 1.63%, and 1.63% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  96.8%
           ALABAMA  1.9%
$ 2,255    Alabama St Brd Ed Rev George C Wallace Cmnty
           College (AMBAC Insd).........................   5.250%   07/01/23   $    2,407,190
  1,760    Alabama St Brd Ed Rev Shelton St Cmnty
           College Rfdg (AMBAC Insd)....................   5.500    10/01/10        1,991,563
  1,250    Alabama Wtr Pollution Ctl Auth (AMBAC
           Insd)........................................   5.500    08/15/13        1,406,962
  1,955    Alabama Wtr Pollutn Ctl Auth Revolving Fd Ln
           Ser A (Prerefunded 08/15/05) (AMBAC Insd)....   6.750    08/15/17        2,042,095
  2,145    Birmingham, AL Wtrwks & Swr Brd Ser A (FGIC
           Insd)........................................   5.000    01/01/21        2,274,472
  3,120    Huntsville, AL Hlthcare Auth Ser A (MBIA
           Insd)........................................   5.400    06/01/22        3,383,453
  2,500    Huntsville, AL Hlthcare Auth Ser A (MBIA
           Insd)........................................   5.500    06/01/27        2,691,950
  1,740    Mobile Cnty, AL Impt Wt & Rfdg (FSA Insd)....   5.250    08/01/18        1,932,531
  2,260    Mobile Cnty, AL Impt Wt & Rfdg (FSA Insd)....   5.250    08/01/19        2,496,441
  2,540    University South, AL Univ Rev Cap Impt & Rfdg
           (FGIC Insd)..................................   5.000    03/15/21        2,696,210
                                                                               --------------
                                                                                   23,322,867
                                                                               --------------
           ALASKA  0.1%
  1,425    Anchorage, AK Wtr Rev Rfdg (AMBAC Insd)......   6.000    09/01/19        1,629,687
                                                                               --------------

           ARIZONA  1.0%
  1,000    Arizona Sch Fac Brd Ctf Part Ser A (MBIA
           Insd)........................................   5.250    09/01/17        1,101,720
  1,940    Arizona St Univ Ctf Part Resh Infrastructure
           Proj (AMBAC Insd)............................   5.250    09/01/23        2,091,553
  1,225    Arizona St Univ Ctf Part Resh Infrastructure
           Proj (AMBAC Insd)............................   5.250    09/01/24        1,315,564
  2,900    Arizona Tourism & Sports Auth Multi Purp Stad
           Fac Ser A (MBIA Insd)........................   5.375    07/01/22        3,163,871
    895    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
           Oblig Irvington Proj Tucson Elec Pwr Co Ser A
           Rfdg (FSA Insd)..............................   7.250    07/15/10          944,493
  1,875    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem
           Hosp Ser A Rfdg (AMBAC Insd).................   6.000    09/01/12        2,091,506
  1,750    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem
           Hosp Ser A Rfdg (AMBAC Insd).................   6.125    09/01/17        1,955,555
                                                                               --------------
                                                                                   12,664,262
                                                                               --------------
           ARKANSAS  0.8%
  2,500    Arkansas St Dev Fin Auth Rev St Agy Fac
           Donaghey Plaza Proj (FSA Insd)...............   5.000    06/01/29        2,562,475
  6,265    Little Rock, AR Sch Dist Ser B Rfdg (FSA
           Insd)........................................   5.500    02/01/25        6,777,853
                                                                               --------------
                                                                                    9,340,328
                                                                               --------------

See Notes to Financial Statements                                              9

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           CALIFORNIA  7.1%
$10,000    California St Dept Wtr Res Pwr Ser A (AMBAC
           Insd) (a)....................................   5.500%   05/01/16   $   11,373,900
  5,000    California St Dept Wtr Res Pwr Supply Rev Ser
           A (XLCA Insd)................................   5.375    05/01/17        5,557,450
  3,000    California St Pub Wks Brd UCLA Replacement
           Hosp Ser A (FSA Insd)........................   5.375    10/01/20        3,281,190
  3,000    California St Pub Wks Brd UCLA Replacement
           Hosp Ser A (FSA Insd)........................   5.000    10/01/22        3,141,960
  5,000    California Statewide Cmnty Depooled Fin Pg
           Ser 2004A (FSA Insd).........................   5.250    10/01/24        5,363,950
  3,000    California Statewide Cmnty Pooled Fin Pg Ser
           2004A (FSA Insd).............................   5.000    10/01/29        3,072,360
  4,000    California Statewide Cmnty Pooled Fin Pg Ser
           2004A (FSA Insd).............................   5.250    10/01/34        4,168,320
    425    Earlimart, CA Elem Sch Dist Ser 1 (AMBAC
           Insd)........................................   6.700    08/01/21          553,201
  3,205    El Dorado, CA Irr Dist Ctf Ser A (FGIC
           Insd)........................................   5.000    03/01/21        3,372,365
    265    Golden West Sch Fin Auth CA Rev Ser A Rfdg
           (MBIA Insd)..................................   5.750    08/01/19          317,324
    965    Jurupa, CA Univ Sch Dist Election 2001 (FGIC
           Insd)........................................   5.000    08/01/26          996,604
  1,530    Ontario, CA Ctf Part Wtr Sys Impt Proj (MBIA
           Insd)........................................   5.250    07/01/19        1,686,351
  1,615    Ontario, CA Ctf Part Wtr Sys Impt Proj (MBIA
           Insd)........................................   5.250    07/01/20        1,770,444
  2,070    Pacifica, CA Wastewater Rev Rfdg (AMBAC
           Insd)........................................   5.250    10/01/23        2,238,125
  5,000    Palm Springs, CA Fin Lease Rev Convention Ctr
           Proj Ser A (MBIA Insd).......................   5.500    11/01/29        5,479,100
  2,475    Poway, CA Ctf Part City Office Bldg Proj
           (AMBAC Insd).................................   5.000    01/01/23        2,572,342
  2,250    Riverside, CA Ctf Part (AMBAC Insd)..........   5.000    09/01/23        2,344,410
  6,705    San Diego, CA Univ Sch Dist Election 1998 Ser
           F (FSA Insd).................................   5.000    07/01/28        6,905,412
  9,085    San Jose, CA Arpt Rev Ser A Rfdg (FSA
           Insd)........................................   5.375    03/01/18       10,105,245
  2,785    Santa Monica, CA Cmnty College Ser A Rfdg
           (AMBAC Insd).................................   5.000    02/01/27        2,848,442
  4,080    Tahoe Truckee, CA Univ Sch Rfdg (MBIA
           Insd)........................................   6.000    09/01/20        4,998,530
  1,950    Vallejo City, CA Uni Sch Ser A Rfdg (MBIA
           Insd)........................................   5.900    08/01/25        2,341,716
  2,000    William S Hart CA Jt Sch Fin Auth Spl Tax Rev
           Cmnty Fac Rfdg (FSA Insd)....................   6.500    09/01/14        2,124,500
                                                                               --------------
                                                                                   86,613,241
                                                                               --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           COLORADO  4.2%
$ 3,745    Colorado Ed & Cultural Fac Charter Sch Aurora
           Academy (XLCA Insd)..........................   5.000%   02/15/34   $    3,900,380
  1,035    Colorado St Colleges Brd Ser B Rfdg (MBIA
           Insd)........................................   5.000    05/15/22        1,087,081
 11,850    Denver, CO City & Cnty Arpt Rev Ser A (MBIA
           Insd)........................................   5.700    11/15/25       12,472,717
  3,605    Denver, CO City & Cnty Arpt Rev Ser B (XLCA
           Insd)........................................   5.750    11/15/16        4,111,286
  4,310    Denver, CO City & Cnty Arpt Rev Ser B (XLCA
           Insd)........................................   5.750    11/15/17        4,901,116
  4,505    Denver, CO City & Cnty Arpt Rev Ser B (XLCA
           Insd)........................................   5.750    11/15/18        5,111,778
  5,345    Denver, CO City & Cnty Arpt Rev Ser B (XLCA
           Insd)........................................   5.750    11/15/20        6,025,632
  3,165    Denver, CO Convention Ctr Sr Ser A (XLCA
           Insd)........................................   5.000    12/01/17        3,396,995
  2,000    Denver, CO Convention Ctr Sr Ser A (XLCA
           Insd)........................................   5.000    12/01/22        2,082,720
  2,000    Fremont Cnty, CO Ctf Part & Impt Ser A Rfdg
           (MBIA Insd)..................................   5.250    12/15/26        2,114,240
  1,175    Thornton, CO Ctf Part (AMBAC Insd)...........   5.375    12/01/19        1,306,647
  3,080    Thornton, CO Ctf Part (AMBAC Insd)...........   5.375    12/01/21        3,348,976
  1,650    Thornton, CO Ctf Part (AMBAC Insd)...........   5.375    12/01/22        1,785,762
                                                                               --------------
                                                                                   51,645,330
                                                                               --------------
           DISTRICT OF COLUMBIA  0.3%
  1,000    District of Columbia Ctf Part Dist Pub Safety
           & Emergency (AMBAC Insd).....................   5.500    01/01/19        1,107,240
  2,000    District of Columbia Ctf Part Dist Pub Safety
           & Emergency (AMBAC Insd).....................   5.500    01/01/20        2,204,760
                                                                               --------------
                                                                                    3,312,000
                                                                               --------------
           FLORIDA  7.2%
  1,000    Brevard Cnty, FL Sch Brd Ctf Part Ser A
           (AMBAC Insd).................................   5.400    07/01/12        1,140,730
  7,055    Broward Cnty, FL Sch Brd Ctf (MBIA Insd).....   5.250    07/01/17        7,790,907
    500    Dade Cnty, FL Aviation Rev Ser B (MBIA
           Insd)........................................   5.600    10/01/26          534,985
  1,000    Dade Cnty, FL Ed Fac Auth Rev Exchanged From
           Univ of Miami Ser B (MBIA Insd)..............   5.750    04/01/20        1,071,410
    750    Dade Cnty, FL Wtr & Swr Sys Rev (FGIC
           Insd)........................................   5.375    10/01/16          825,810
  1,250    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
           Insd)........................................   5.950    07/01/20        1,288,388
  1,000    Escambia Cnty, FL Util Auth Util Sys Rev
           (FGIC Insd)..................................   5.250    01/01/24        1,059,440
  1,000    Florida Intergovnmtl Fin Ser C1 (AMBAC
           Insd)........................................   5.125    02/01/31        1,024,370
    575    Florida Muni Ln Council Rev Ser B (MBIA
           Insd)........................................   5.750    11/01/14          659,813

See Notes to Financial Statements                                             11

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 1,185    Florida St Brd of Ed Cap Outlay Pub Ed Ser C
           (FGIC Insd)..................................   5.000%   06/01/23   $    1,237,460
  2,000    Florida St Brd of Ed Cap Outlay Pub Ed Ser C
           (FGIC Insd)..................................   5.750    06/01/29        2,222,360
  1,250    Florida St Brd of Ed Lottery Rev Ser A (FGIC
           Insd)........................................   6.000    07/01/12        1,448,275
  1,000    Florida St Brd of Ed Lottery Rev Ser A (FGIC
           Insd)........................................   6.000    07/01/14        1,158,620
  2,750    Florida St Brd of Ed Lottery Rev Ser B (FGIC
           Insd)........................................   5.250    07/01/13        3,034,845
    750    Florida St Brd of Regt Hsg Rev (MBIA Insd)...   5.750    07/01/14          857,798
  1,365    Florida St Correctional Privatization Commn
           Ctf Part (MBIA Insd).........................   5.375    08/01/14        1,541,931
  1,750    Florida St Div Bd Fin Dept Gen Svc Rev Dept
           Environmental Prot Presvtn 2000 Ser A (AMBAC
           Insd)........................................   5.000    07/01/12        1,890,000
  1,500    Florida St Div Bd Fin Dept Gen Svc Rev Dept
           Environmental Prot Presvtn 2000 Ser B (FSA
           Insd)........................................   5.250    07/01/11        1,655,370
  1,000    Florida St Muni Pwr Agy Rev Stanton Proj Rfdg
           (FSA Insd)...................................   5.500    10/01/14        1,139,820
    500    Gulf Breeze, FL Rev Loc Govt (Variable Rate
           Coupon) (FGIC Insd)..........................   5.650    12/01/20          545,300
  1,340    Gulf Breeze, FL Rev Loc Govt (Variable Rate
           Coupon) (FGIC Insd)..........................   5.150    12/01/20        1,452,654
  1,480    Hillsborough Cnty, FL Sch Brd (AMBAC Insd)...   5.375    10/01/16        1,655,898
  1,000    Indian River Cnty, FL Hosp Rev Rfdg (FSA
           Insd)........................................   6.100    10/01/18        1,093,300
  1,000    Jacksonville, FL Cap Impt Rev Crossover Ser B
           Rfdg (AMBAC Insd)............................   5.250    10/01/14        1,126,060
  1,750    Jea, FL Wtr & Swr Sys Rev Ser A (MBIA
           Insd)........................................   5.375    10/01/30        1,835,908
  1,000    Key West, FL Util Brd Elec Rev Cap Apprec Ser
           D (Escrowed to Maturity) (AMBAC Insd)........    *       10/01/13          708,480
  1,000    Miami-Dade Cnty, FL Hlth Fac Miami Childrens
           Hosp Ser A Rfdg (AMBAC Insd).................   5.125    08/15/26        1,031,970
  1,000    Orange Cnty, FL Sch Brd Ctf Part Ser A (AMBAC
           Insd)........................................   5.250    08/01/14        1,119,230
  1,000    Orlando, FL Cmnty Redev Agy Tax Rep Drive
           Universal Blvd Rfdg (AMBAC Insd).............   5.125    04/01/20        1,067,290
  1,000    Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC
           Insd)........................................   5.500    08/01/16        1,113,330
  4,180    Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC
           Insd)........................................   5.000    08/01/18        4,515,821
    800    Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC
           Insd)........................................   5.125    08/01/26          829,720

 12                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 4,000    Palm Beach Cnty, FL Sch Brd Ctf Ser C (FSA
           Insd)........................................   5.000%   08/01/21   $    4,221,120
  4,000    Palm Beach Cnty, FL Sch Brd Ctf Ser C (FSA
           Insd)........................................   5.000    08/01/22        4,199,320
    750    Polk Cnty, FL Sch Brd Ctf Part Master Lease
           Ser A (FSA Insd).............................   5.500    01/01/16          829,118
  1,000    Port Saint Lucie, FL Spl Assmt Rev Util Svc
           Area No 3 & 4A (MBIA Insd)...................   5.000    10/01/18        1,074,060
  1,000    Reedy Creek, FL Impt Dist FL Ser 2 Rfdg (MBIA
           Insd)........................................   5.500    10/01/13        1,126,190
    535    Saint Johns Cnty, FL Indl Dev Auth
           Professional Golf Proj Rfdg (MBIA Insd)......   5.250    09/01/12          601,024
  1,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
           Insd)........................................   5.000    07/01/21        1,052,750
  3,245    Santa Rosa Bay Brdg Auth FL Rev Cap Apprec
           (MBIA Insd)..................................    *       07/01/18        1,756,064
  1,515    Seminole Cnty, FL Sales Tax Rev (FGIC
           Insd)........................................   5.375    10/01/16        1,683,498
  4,000    Sunrise, FL Util Sys Rev Rfdg (AMBAC Insd)...   5.200    10/01/22        4,447,600
 10,000    Tallahassee, FL Hlth Fac Rev Tallahassee Mem
           Regl Med Ser A Rfdg (MBIA Insd) (a)..........   6.625    12/01/13       10,278,400
  1,000    Village Ctr Cmnty Dev Dist FL Ser A (MBIA
           Insd)........................................   5.200    11/01/25        1,052,720
  3,735    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
           Riddle Ser B Rfdg (AMBAC Insd)...............   5.250    10/15/19        4,107,641
  1,000    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
           Riddle Ser B Rfdg (AMBAC Insd)...............   5.250    10/15/22        1,076,220
    500    Volusia Cnty, FL Hlth Fac Auth Rev Hosp Fac
           Mem Hlth Impt & Rfdg (AMBAC Insd)............   5.750    11/15/13          512,340
                                                                               --------------
                                                                                   87,695,358
                                                                               --------------
           GEORGIA  2.8%
  1,600    Athens, GA Hsg Auth Student East Campus Hsg
           Rfdg (AMBAC Insd)............................   5.250    12/01/18        1,771,248
  2,150    Georgia Muni Elec Auth Pwr Rev Cap Apprec Gen
           Ser B (BIGI Insd)............................    *       01/01/08        1,976,087
 14,690    Georgia Muni Elec Auth Pwr Rev Ser Y (AMBAC
           Insd)........................................   6.400    01/01/13       17,390,022
  9,590    Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA
           Insd)........................................   6.500    01/01/17       11,762,710
    860    Georgia Muni Elec Auth Pwr Rev Ser Y
           (Escrowed to Maturity) (AMBAC Insd)..........   6.400    01/01/13        1,022,566
    410    Georgia Muni Elec Auth Pwr Rev Ser Y
           (Escrowed to Maturity) (MBIA Insd)...........   6.500    01/01/17          504,940
                                                                               --------------
                                                                                   34,427,573
                                                                               --------------

See Notes to Financial Statements                                             13

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           ILLINOIS  16.0%
$ 4,330    Berwyn, IL Rfdg (AMBAC Insd).................   5.000%   12/01/13   $    4,807,512
  2,215    Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA
           Insd)........................................    *       01/01/19        1,143,981
  2,595    Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA
           Insd)........................................    *       01/01/20        1,262,493
  6,225    Chicago, IL Brd of Ed Cap Apprec Sch Reform B
           1 (FGIC Insd)................................    *       12/01/15        3,870,456
  2,845    Chicago, IL Brd of Ed Cap Apprec Sch Reform B
           1 (FGIC Insd)................................    *       12/01/19        1,408,218
  1,500    Chicago, IL Brd of Ed Cap Apprec Sch Reform
           Ser A (FGIC Insd)............................    *       12/01/19          742,470
  1,020    Chicago, IL Brd of Ed Cap Apprec Sch Reform
           Ser A (FGIC Insd)............................    *       12/01/25          344,056
  8,000    Chicago, IL Brd of Ed Cap Apprec Sch Reform
           Ser A (FGIC Insd)............................    *       12/01/29        2,113,040
  3,250    Chicago, IL Brd of Ed Cap Apprec Sch Reform
           Ser A (FGIC Insd)............................    *       12/01/30          806,748
  2,000    Chicago, IL Lakefront Millenium Pkg Fac (MBIA
           Insd) (b)....................................  0/5.700   01/01/25        1,978,600
  2,000    Chicago, IL Lakefront Millenium Pkg Fac (MBIA
           Insd) (b)....................................  0/5.750   01/01/29        1,957,120
  2,840    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser E Rfdg (CIFG Insd)............   5.250    01/01/21        3,054,079
  2,975    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser E Rfdg (CIFG Insd)............   5.250    01/01/22        3,180,483
  3,120    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser E Rfdg (CIFG Insd)............   5.250    01/01/23        3,315,905
  3,280    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser E Rfdg (CIFG Insd)............   5.250    01/01/24        3,473,192
  5,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser E Rfdg (CIFG Insd)............   5.000    01/01/34        5,086,750
  8,750    Chicago, IL O'Hare Intl Arpt Rev Rols RR II
           239-2 (Inverse Fltg) (AMT) (FSA Insd)........   9.664    01/01/20       10,647,875
 10,000    Chicago, IL O'Hare Intl Arpt Rev Rols RR II
           239-3 (Inverse Fltg) (AMT) (FSA Insd)........   9.664    01/01/21       12,104,700
  2,500    Chicago, IL Pk Dist Ser C (FGIC Insd)........   5.500    01/01/19        2,804,625
 10,000    Chicago, IL Proj Ser A Rfdg (FGIC Insd)......   5.375    01/01/34       10,580,500
  5,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd)......   5.500    01/01/38        5,387,250
  5,000    Chicago, IL Proj Ser A Rfdg (AMBAC Insd).....   5.625    01/01/39        5,455,200
  1,270    Chicago, IL Wtr Rev Cap Apprec (FGIC Insd)...    *       11/01/10        1,032,002
  2,055    Cook Cnty, IL Cmnty Cons Sch Dist No 015
           Palatine Cap Apprec (FSA Insd)...............    *       12/01/10        1,660,707
  1,505    Cook Cnty, IL Sch Dist No 100 Berwyn South
           (FSA Insd)...................................   8.200    12/01/14        2,075,154
  1,775    Cook Cnty, IL Sch Dist No 100 Berwyn South
           (FSA Insd)...................................   8.100    12/01/16        2,483,882

 14                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 2,605    Cook Cnty, IL Sch Dist No 122 Cap Apprec
           (FGIC Insd)..................................    *       12/01/17   $    1,442,284
  2,995    Cook Cnty, IL Sch Dist No 122 Cap Apprec
           (FGIC Insd)..................................    *       12/01/18        1,565,756
  4,210    Cook Cnty, IL Sch Dist No 122 Cap Apprec
           (FGIC Insd)..................................    *       12/01/19        2,077,719
  4,050    Cook Cnty, IL Sch Dist No 122 Cap Apprec
           (FGIC Insd)..................................    *       12/01/20        1,880,901
  3,000    Du Page Cnty, IL Cmnty High Sch (FSA Insd)...   5.600%   01/01/22        3,303,570
  2,000    Du Page Cnty, IL Cmnty High Sch Rfdg (FSA
           Insd)........................................   5.000    12/01/17        2,177,000
  1,860    Grundy Kendall & Will Cntys (AMBAC Insd).....   5.500    05/01/20        2,062,405
  1,180    Grundy Kendall & Will Cntys (AMBAC Insd).....   5.500    05/01/21        1,299,333
 10,000    Illinois Dev Fin Auth Pollutn Ctl Rev Comwlth
           Edison Co Proj Ser D Rfdg (AMBAC Insd).......   6.750    03/01/15       10,394,900
 35,000    Illinois Dev Fin Auth Pollutn Ctl Rev IL Pwr
           Co Proj Ser B First Mtg Rfdg (MBIA Insd).....   7.400    12/01/24       36,026,200
  2,000    Illinois Dev Fin Auth Rev Sch Dist Pgm
           Rockford Sch 205 (FSA Insd)..................   6.650    02/01/11        2,389,860
  5,025    Illinois Dev Fin Auth Rev Sch Dist Pgm
           Rockford Sch 205 (FSA Insd)..................   6.650    02/01/12        5,526,545
  2,000    Illinois Med Dist (MBIA Insd)................   5.250    06/01/32        2,084,520
  3,500    Illinois Muni Elec Agy Pwr Supply Sys Rev
           Rfdg (FSA Insd)..............................   5.000    02/01/21        3,665,725
    755    Kane Cook & Du Page Cntys IL Ser A (FGIC
           Insd)........................................   7.000    12/15/11          931,164
  1,000    Kane Cook & Du Page Cntys IL Ser A (FGIC
           Insd)........................................   7.000    12/15/12        1,250,120
  1,200    Lake Cnty, IL Cmnty Cons Sch Dist No 50
           Woodland Cap Apprec Ser B (FGIC Insd)........    *       12/01/14          785,556
  2,500    Lake Cnty, IL Cmnty Cons Sch Dist No 50
           Woodland Ser A (FGIC Insd)...................   6.000    12/01/20        2,788,450
  6,790    Lake Cnty, IL Cmnty Unit Sch Dist No 60
           Waukegan Cap Apprec Ser A (FSA Insd).........    *       12/01/17        3,759,351
  3,175    Lake Cnty, IL Cmnty Unit Sch Dist No 95 Lake
           Zurich Cap Apprec (FGIC Insd)................    *       12/01/15        1,969,802
  3,000    McHenry & Kane Cnty, IL Cmnty Cons Sch Dist
           No 158 Cap Apprec (FGIC Insd)................    *       01/01/17        1,730,760
  4,000    McHenry & Kane Cnty, IL Cmnty Cons Sch Dist
           No 158 Cap Apprec (FGIC Insd)................    *       01/01/18        2,180,800
  2,080    McHenry Cnty, IL Cmnty High Sch Dist No 154
           Cap Apprec (FGIC Insd).......................    *       01/01/16        1,270,381
  1,000    McHenry Cnty, IL Consv Dist Ser A (FGIC
           Insd)........................................   5.500    02/01/16        1,115,130
  1,330    McHenry Cnty, IL Consv Dist Ser A (FGIC
           Insd)........................................   5.500    02/01/17        1,483,123

See Notes to Financial Statements                                             15

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 6,000    Metropolitan Pier & Expo Auth IL Dedicated St
           Tax Rev McCormick Pl Expn Ser A (MBIA Insd)..   5.250%   06/15/42   $    6,213,660
  1,000    Southern IL Univ Rev Cap Apprec Hsg & Aux Ser
           A (MBIA Insd)................................    *       04/01/20          480,790
  1,495    Will Cnty, IL Sch Dist No 017 (AMBAC Insd)...   5.000    12/01/16        1,624,183
                                                                               --------------
                                                                                  196,256,986
                                                                               --------------
           INDIANA  3.5%
  1,000    Ball St Univ IN Rev Student Fee Ser L (FSA
           Insd)........................................   5.500    07/01/20        1,161,860
  2,000    Brownsburg, IN Sch Bldg First Mtg 1999 Ser A
           (FSA Insd)...................................   5.250    09/15/22        2,148,440
  1,785    Center Grove, IN 2000 Bldg First Mtg (AMBAC
           Insd)........................................   5.500    07/15/17        2,001,324
  1,885    Center Grove, IN 2000 Bldg First Mtg (AMBAC
           Insd)........................................   5.500    07/15/18        2,113,443
  2,500    Evansville Vanderburgh, IN Pub Lease Corp
           First Mtg (MBIA Insd)........................   5.750    07/15/18        2,794,275
  1,855    Hamilton Southeastern, IN Cons First Mtg (FSA
           Insd)........................................   5.500    07/15/16        2,079,807
  1,075    Hamilton Southeastern, IN Cons First Mtg (FSA
           Insd)........................................   5.500    01/15/19        1,205,279
  1,320    Indiana Bd Bk Spl Pgm Ser A (Escrowed to
           Maturity) (AMBAC Insd).......................   9.750    08/01/09        1,567,223
    765    Indianapolis, IN Loc Pub Impt Ser B (FSA
           Insd)........................................   5.000    01/15/20          806,065
  2,335    Lake Cnty, IN Bldg Corp First Mtg (MBIA
           Insd)........................................   5.750    08/01/11        2,656,226
  2,670    Marion Cnty, IN Convention & Rec Lease Rent
           Ser A Rfdg (AMBAC Insd)......................   5.000    06/01/20        2,822,724
  1,550    Marion Cnty, IN Convention & Rec Lease Rent
           Ser A Rfdg (AMBAC Insd)......................   5.000    06/01/21        1,628,306
  1,605    Mount Vernon of Hancock Cnty First Mtg Ser B
           (AMBAC Insd).................................   5.500    07/15/16        1,799,510
  1,695    Mount Vernon of Hancock Cnty First Mtg Ser B
           (AMBAC Insd).................................   5.500    07/15/17        1,900,417
  4,000    New Albany Floyd Cnty, IN Sch First Mtg (FGIC
           Insd)........................................   5.750    07/15/20        4,600,640
  9,400    New Albany Floyd Cnty, IN Sch First Mtg (FGIC
           Insd)........................................   5.125    01/15/27        9,754,380
  2,130    Northwest Allen Cnty, IN First Mtg (MBIA
           Insd)........................................   5.250    07/15/19        2,323,106
                                                                               --------------
                                                                                   43,363,025
                                                                               --------------

 16                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           IOWA  0.2%
$ 2,375    Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp
           Proj (FSA Insd)..............................   5.750%   07/01/17   $    2,616,300
                                                                               --------------

           LOUISIANA  3.3%
  4,065    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp
           Rev Lake Charles Mem Hosp Proj Ser A (Connie
           Lee Insd)....................................   6.375    12/01/12        4,857,025
  5,530    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp
           Rev Lake Charles Mem Hosp Proj Ser A (Connie
           Lee Insd)....................................   6.500    12/01/18        6,914,657
  1,375    Greater New Orleans Expwy Impt Rfdg (AMBAC
           Insd)........................................   5.250    11/01/15        1,536,453
  1,450    Greater New Orleans Expwy Impt Rfdg (AMBAC
           Insd)........................................   5.250    11/01/16        1,614,343
  1,525    Greater New Orleans Expwy Impt Rfdg (AMBAC
           Insd)........................................   5.250    11/01/17        1,691,652
  8,345    Lafayette, LA Util Rev (MBIA Insd)...........   5.250    11/01/24        8,977,301
  1,930    Louisiana Loc Govt Environment BRCC Fac Corp
           Proj (MBIA Insd).............................   5.375    12/01/16        2,176,615
  2,035    Louisiana Loc Govt Environment BRCC Fac Corp
           Proj (MBIA Insd).............................   5.375    12/01/17        2,286,750
  2,150    Louisiana Loc Govt Environment BRCC Fac Corp
           Proj (MBIA Insd).............................   5.375    12/01/18        2,406,130
  2,265    Louisiana Loc Govt Environment BRCC Fac Corp
           Proj (MBIA Insd).............................   5.375    12/01/19        2,524,184
  2,395    Louisiana Loc Govt Environment BRCC Fac Corp
           Proj (MBIA Insd).............................   5.375    12/01/20        2,623,315
  2,000    Louisiana St Office Facs Corp Lease St
           Capital Complex Pg Rfdg (MBIA Insd)..........   5.250    11/01/18        2,196,000
  1,870    New Orleans, LA Home Mtg Auth Single Family
           Mtg Rev 1985 Ser A (MBIA Insd)...............    *       09/15/16          538,747
                                                                               --------------
                                                                                   40,343,172
                                                                               --------------
           MASSACHUSETTS  0.4%
  3,000    Massachusetts Muni Whsl Elec Co Nuclear Mix
           1-A (MBIA Insd)..............................   5.250    07/01/13        3,353,400
  1,875    Massachusetts Muni Whsl Elec Co Proj No 6-A
           (MBIA Insd)..................................   5.250    07/01/16        2,069,513
                                                                               --------------
                                                                                    5,422,913
                                                                               --------------
           MICHIGAN  1.1%
  2,500    Detroit, MI Ser A-1 (AMBAC Insd).............   5.250    04/01/24        2,670,600
  1,400    Huron, MI Sch Dist (FSA Insd)................   5.250    05/01/21        1,516,578
  2,500    Michigan St Strategic Fd Ltd Oblig Rev
           Detroit Ed Conv Rfdg (Variable Rate Coupon)
           (AMBAC Insd).................................   4.850    09/01/30        2,708,625

See Notes to Financial Statements                                             17

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           MICHIGAN (CONTINUED)
$ 2,675    Wayne Charter Cnty, MI Arpt Rev Ser C Rfdg
           (FGIC Insd)..................................   5.375%   12/01/17   $    2,982,893
  2,840    Wayne Charter Cnty, MI Arpt Rev Ser C Rfdg
           (FGIC Insd)..................................   5.375    12/01/20        3,116,957
                                                                               --------------
                                                                                   12,995,653
                                                                               --------------
           MINNESOTA  0.1%
  1,000    Brainerd, MN Rev Evangelical Lutheran Ser B
           Rfdg (FSA Insd)..............................   6.650    03/01/17        1,000,560
                                                                               --------------

           MISSISSIPPI  0.2%
  1,000    Harrison Cnty, MS Wastewtr Mgmt & Solid
           Wastewtr Treatment Fac Ser A Rfdg (FGIC
           Insd)........................................   5.500    02/01/08        1,098,720
  1,000    Harrison Cnty, MS Wastewtr Mgmt & Solid
           Wastewtr Treatment Fac Ser A Rfdg (FGIC
           Insd)........................................   8.500    02/01/13        1,354,660
                                                                               --------------
                                                                                    2,453,380
                                                                               --------------
           MISSOURI  0.5%
  1,170    Mehlville, MO Sch Dist No R-9 Ctf Part Ser A
           (FSA Insd)...................................   5.500    03/01/16        1,304,878
  1,225    Mehlville, MO Sch Dist No R-9 Ctf Part Ser A
           (FSA Insd)...................................   5.500    03/01/17        1,366,218
  1,695    Saint Louis Cnty MO Regl Conv & Sports
           Complex Auth Convtn & Sports Fac Rfdg (AMBAC
           Insd)........................................   5.250    08/15/17        1,871,212
  1,990    Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A
           (MBIA Insd)..................................   5.375    07/01/17        2,213,477
                                                                               --------------
                                                                                    6,755,785
                                                                               --------------
           NEBRASKA  0.2%
  1,930    Dodge Cnty, NE Sch Dist No 001 Rfdg (FSA
           Insd) (c)....................................   5.000    12/15/17        2,103,025
                                                                               --------------

           NEVADA  1.6%
  5,020    Clark Cnty, NV Arpt Rev Rols RR II 292-3
           (Inverse Fltg) (AMT) (FGIC Insd).............   9.156    07/01/22        5,841,925
 10,000    Director St, NV Dept Business & Ind Las Vegas
           Monorail Proj First Tier (AMBAC Insd)........   5.625    01/01/32       10,949,300
  2,500    Reno, NV Cap Impt Rev (FGIC Insd)............   5.125    06/01/26        2,585,150
                                                                               --------------
                                                                                   19,376,375
                                                                               --------------
           NEW HAMPSHIRE  0.2%
  2,500    New Hampshire St Tpk Sys Rev Ser C Rfdg
           (Inverse Fltg) (FGIC Insd)...................  12.364    11/01/17        3,054,075
                                                                               --------------

 18                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           NEW JERSEY  2.9%
$ 4,000    Essex Cnty, NJ Impt Auth Rev Cnty Gtd Proj
           Consldtn Rfdg (MBIA Insd) (c)................   5.125%   10/01/22   $    4,291,200
  3,625    Morristown, NJ Rfdg (FSA Insd)...............   6.400    08/01/14        3,833,583
  4,000    New Jersey Econ Dev Auth Motor Vehicle Surp
           Rev Ser A (MBIA Insd)........................   5.000    07/01/23        4,212,720
 10,000    New Jersey St Trans Corp Ctf Fed Trans Admin
           Grants Ser A (AMBAC Insd)....................   5.500    09/15/13       11,425,600
  3,840    New Jersey St Trans Tr Fd Auth Trans Sys Ser
           A (FGIC Insd)................................   5.250    06/15/19        4,234,176
  4,000    New Jersey St Trans Tr Fd Auth Trans Sys Ser
           C (FSA Insd).................................   5.500    06/15/20        4,435,760
  2,760    Newark, NJ Hsg Auth Port Auth Newark Marine
           Term (MBIA Insd).............................   5.500    01/01/28        2,999,458
                                                                               --------------
                                                                                   35,432,497
                                                                               --------------
           NEW MEXICO  0.2%
  2,000    New Mexico Fin Auth Rev Pub Proj Revolving Fd
           Ser C (AMBAC Insd) (c).......................   5.000    06/01/24        2,089,560
                                                                               --------------

           NEW YORK  2.4%
  5,470    New York City Hlth & Hosp Hlth Sys Ser A (FSA
           Insd)........................................   5.000    02/15/21        5,750,119
 14,000    New York City Muni Wtr Fin Auth Ser B (MBIA
           Insd)........................................   5.500    06/15/27       14,939,820
  5,000    New York City Ser I (MBIA Insd)..............   5.000    08/01/17        5,451,900
  3,105    New York St Dorm Auth Rev Insd Brooklyn Law
           Sch Ser B (XLCA Insd)........................   5.375    07/01/21        3,413,854
                                                                               --------------
                                                                                   29,555,693
                                                                               --------------
           NORTH CAROLINA  1.3%
  1,540    North Carolina Cap Fac Fin Johnson & Wales
           Univ Proj Ser A (XLCA Insd)..................   5.000    04/01/20        1,626,764
 10,000    North Carolina Muni Pwr Agy Ser A (MBIA
           Insd)........................................   5.250    01/01/18       10,918,400
  2,835    North Carolina Muni Pwr Agy Ser A (MBIA
           Insd)........................................   5.250    01/01/19        3,082,864
                                                                               --------------
                                                                                   15,628,028
                                                                               --------------
           NORTH DAKOTA  0.9%
  5,000    Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly
           Station Rfdg (AMBAC Insd)....................   7.200    06/30/13        6,137,000
  5,000    Oliver Cnty, ND Pollutn Ctl Rev Square Butte
           Elec Coop Ser A Rfdg (AMBAC Insd)............   5.300    01/01/27        5,187,650
                                                                               --------------
                                                                                   11,324,650
                                                                               --------------

See Notes to Financial Statements                                             19

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           OHIO  0.7%
$ 1,000    Chillicothe, OH City Sch Dist Sch Impt (FGIC
           Insd)........................................   5.250%   12/01/26   $    1,067,760
  5,000    Columbus, OH City Sch Dist Sch Fac Constr &
           Impt (FSA Insd)..............................   5.250    12/01/27        5,321,500
  1,695    Mason, OH City Sch Dist Sch Impt (FSA
           Insd)........................................   5.000    12/01/24        1,772,258
                                                                               --------------
                                                                                    8,161,518
                                                                               --------------
           OKLAHOMA  2.7%
  3,090    Jenks, OK Aquarium Auth Rev Rfdg (MBIA
           Insd)........................................   5.250    07/01/19        3,418,869
  1,480    Jenks, OK Aquarium Auth Rev Rfdg (MBIA
           Insd)........................................   5.250    07/01/33        1,564,908
  1,000    McAlester, OK Pub Wks Auth Util Cap Apprec
           (FSA Insd)...................................    *       02/01/34          216,290
  8,320    McAlester, OK Pub Wks Auth Util Cap Apprec
           Ser A (FSA Insd).............................    *       02/01/30        2,036,736
  5,660    Mustang, OK Impt Auth Util Rev (FSA Insd)....   5.800    10/01/30        6,325,673
  2,020    Oklahoma City, OK Arpt Tr Jr Lien 27th Ser A
           (FSA Insd)...................................   5.000    07/01/17        2,168,490
  2,000    Oklahoma Colleges Brd Regt Stad Univ Cent OK
           Ser B (AMBAC Insd)...........................   5.500    06/01/24        2,210,620
  4,000    Sapulpa, OK Muni Auth Cap Impt Rev Rfdg
           (Prerefunded @ 07/01/10) (FSA Insd)..........   5.750    07/01/30        4,623,360
  2,000    Tulsa, OK Cmnty College Rev (AMBAC Insd).....   5.500    07/01/22        2,203,140
  8,260    Tulsa, OK Tulsa Indl Auth Rev Univ Tulsa Ser
           A (MBIA Insd)................................   5.375    10/01/31        8,788,723
                                                                               --------------
                                                                                   33,556,809
                                                                               --------------
           OREGON  0.6%
  1,000    Emerald Peoples Util Dist Ser A Rfdg (FSA
           Insd)........................................   5.250    11/01/21        1,088,450
  4,835    Oregon St Dept Admin Ser B Rfdg (MBIA
           Insd)........................................   5.250    05/01/17        5,339,049
    600    Portland, OR Arpt Rev Ser 15 Intl Arpt Ser A
           Rfdg (FGIC Insd).............................   5.000    07/01/13          654,828
                                                                               --------------
                                                                                    7,082,327
                                                                               --------------
           PENNSYLVANIA  4.2%
  5,000    Allegheny Cnty, PA Hosp Dev Auth Rev Insd
           Hlth Sys Ser A (MBIA Insd)...................   6.500    11/15/30        5,874,100
  4,875    Allegheny Cnty, PA Hosp Dev Auth Rev
           Pittsburgh Mercy Hlth Sys Inc (Escrowed to
           Maturity) (AMBAC Insd).......................   5.625    08/15/26        5,217,615
 10,000    Harrisburg, PA Res Gtd Sub Ser D-2 (Variable
           Rate Coupon) (FSA Insd)......................   5.000    12/01/33       11,018,900
  3,000    Lycoming Cnty, PA Auth College Rev PA College
           of Technology (AMBAC Insd)...................   5.350    07/01/26        3,202,590

 20                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 1,375    Pennsylvania St Higher Ed Fac Auth Rev St Sys
           Higher Ed Ser P (AMBAC Insd).................   5.000%   12/15/16   $    1,461,075
  2,990    Philadelphia, PA Gas Wks Rev 1998 Gen
           Ordinance 4th Ser (FSA Insd) (c).............   5.250    08/01/18        3,271,568
  4,555    Philadelphia, PA Gas Wks Rev 1998 Gen
           Ordinance 4th Ser (FSA Insd) (c).............   5.250    08/01/21        4,906,509
  1,485    Philadelphia, PA Gas Wks Rev Eighteenth Ser
           (AGC) (c)....................................   5.250    08/01/20        1,594,266
  5,000    Philadelphia, PA Gas Wks Rev Fifth Ser A-1
           (FSA Insd) (c)...............................   5.000    09/01/33        5,105,300
  3,665    Philadelphia, PA Gas Wks Rev Fifth Ser A-1
           (AGC) (c)....................................   5.250    09/01/17        4,001,300
  5,000    State Pub Sch Bldg Auth PA Sch Lease
           Philadelphia Sch Dist Proj (FSA Insd)........   5.250    06/01/26        5,275,600
                                                                               --------------
                                                                                   50,928,823
                                                                               --------------
           SOUTH CAROLINA  0.8%
  2,430    Columbia, SC Ctf Part Tourism Dev Fee Pledge
           (AMBAC Insd).................................   5.250    06/01/19        2,653,341
  6,500    South Carolina Jobs Econ Dev Auth Indl Rev
           Elec & Gas Co Proj Ser A (AMBAC Insd)........   5.200    11/01/27        6,799,000
                                                                               --------------
                                                                                    9,452,341
                                                                               --------------
           SOUTH DAKOTA  1.3%
  1,065    Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd)
           (c)..........................................   5.000    12/01/14        1,177,539
  1,245    Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd)
           (c)..........................................   5.000    12/01/15        1,366,263
  1,455    Rapid City, SD Sales Tax Rev Rfdg (AMBAC
           Insd)........................................   5.500    06/01/12        1,646,929
  5,205    South Dakota St Lease Rev Tr Ctf Ser A (FSA
           Insd)........................................   6.625    09/01/12        6,328,603
  4,000    South Dakota St Lease Rev Tr Ctf Ser A (FSA
           Insd)........................................   6.700    09/01/17        5,089,120
                                                                               --------------
                                                                                   15,608,454
                                                                               --------------
           TEXAS  15.9%
  1,165    Alamo, TX Cmnty College Dist Combined Fee
           Rfdg (FSA Insd)..............................   5.000    11/01/22        1,208,187
  2,120    Austin, TX Arpt Sys Rev Pr Lien Rfdg (MBIA
           Insd)........................................   5.000    11/15/12        2,338,063
  4,455    Austin, TX Hotel Occupancy Tax Rfdg (FSA
           Insd)........................................   5.000    11/15/15        4,862,009
  4,680    Austin, TX Hotel Occupancy Tax Rfdg (FSA
           Insd)........................................   5.000    11/15/16        5,069,984
  2,200    Austin, TX Hotel Occupancy Tax Rfdg (FSA
           Insd)........................................   5.000    11/15/17        2,369,334
  2,335    Austin, TX Hotel Occupancy Tax Rfdg (FSA
           Insd)........................................   5.000    11/15/18        2,501,789

See Notes to Financial Statements                                             21

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$ 2,415    Austin, TX Hotel Occupancy Tax Rfdg (FSA
           Insd)........................................   5.000%   11/15/19   $    2,572,337
  4,205    Austin, TX Util Sys Rev Rfdg (FSA Insd)......   5.000    11/15/11        4,520,333
 11,900    Austin, TX Util Sys Rev Ser A Rfdg (MBIA
           Insd)........................................    *       11/15/10        9,656,493
  2,500    Austin, TX Wtr & Wastewater Rev Ser A Rfdg
           (AMBAC Insd) (c).............................   5.000    11/15/23        2,626,900
  5,000    Brazos Riv Auth TX Rev Houston Ind Inc Proj
           Ser C (Variable Rate Coupon) (AMBAC Insd)....   5.125    05/01/19        5,341,350
  2,000    Colorado Riv, TX Muni Wtr Dist Sys Rfdg
           (AMBAC Insd).................................   5.375    01/01/19        2,193,760
  3,500    Corpus Christi, TX December Delivery Rfdg
           (AMBAC Insd) (c).............................   5.000    03/01/07        3,742,375
  1,400    Corpus Christi, TX Util Sys Rev Impt & Rfdg
           (FSA Insd)...................................   5.250    07/15/17        1,546,244
 15,400    Dallas Cnty, TX Util & Reclamation Dist Ser B
           Rfdg (AMBAC Insd)............................   5.875    02/15/29       15,598,352
  3,055    Dallas Fort Worth, TX Intl Arpt Rols RR II
           291-1 (Inverse Fltg) (AMT) (FSA Insd)........   9.156    11/01/19        3,641,835
  2,000    Dallas Fort Worth, TX Intl Arpt Rols RR II
           291-2 (Inverse Fltg) (AMT) (FSA Insd)........   8.902    11/01/21        2,292,520
  5,000    El Paso, TX Ctf Oblig (FSA Insd).............   5.750    08/15/25        5,371,300
  4,500    Harris Cnty, TX Toll Rd Sr Lien Rfdg (MBIA
           Insd)........................................   5.125    08/15/17        4,834,305
  4,605    Houston, TX Arpt Sys Rev Sub Lien (FSA
           Insd)........................................   5.500    07/01/17        5,193,059
  2,000    Houston, TX Arpt Sys Rev Sub Lien (FSA
           Insd)........................................   5.500    07/01/18        2,247,760
  5,000    Houston, TX Hotel Occupancy Convention &
           Entmt Ser A Rfdg (AMBAC Insd)................   5.375    09/01/14        5,614,650
  2,000    Houston, TX Pub Impt Ser A Rfdg (MBIA
           Insd)........................................   5.375    03/01/18        2,223,120
 22,500    Houston, TX Util Sys Rev First Lien Ser A
           Rfdg (FGIC Insd).............................   5.250    05/15/23       24,141,600
 12,400    Houston, TX Wtr & Swr Sys Rev Cap Apprec Ser
           A Rfdg (Escrowed to Maturity) (FSA Insd).....    *       12/01/20        5,841,268
  7,930    Lancaster, TX Indpt Sch Dist Rfdg (FSA
           Insd)........................................   5.750    02/15/30        8,767,170
  1,790    Laredo, TX Cmnty College Dist Combined Fee
           Rev Bldg Rfdg (AMBAC Insd)...................   5.300    08/01/26        1,891,063
  4,335    North Harris Cnty, TX Regl Wtr Sr Lien (FGIC
           Insd)........................................   5.250    12/15/19        4,739,976
  2,220    Raven Hills, TX Higher Ed Corp Cardinal Vlg
           Llc Lamar Univ A (MBIA Insd).................   5.500    08/01/28        2,389,630
  2,000    San Antonio, TX Hotel Occupancy Rev Sub Lien
           Ser A Rfdg (AMBAC Insd)......................   5.000    08/15/29        2,030,460
  1,000    San Antonio, TX Indpt Sch Dist Pub Fac Corp
           Lease Rev (AMBAC Insd).......................   5.850    10/15/10        1,087,810
  1,730    San Antonio, TX Muni Drain Util (MBIA
           Insd)........................................   5.000    02/01/21        1,817,088

 22                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$ 1,750    Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys
           Rev Ser B (Escrowed to Maturity) (FGIC
           Insd)........................................   5.000%   09/01/15   $    1,937,863
  1,060    Tarrant Regl Wtr Dist TX Impt Rfdg (FSA
           Insd)........................................   5.250    03/01/18        1,157,456
  2,000    Tarrant Regl Wtr Dist TX Impt Rfdg (FSA
           Insd)........................................   5.250    03/01/20        2,163,040
 10,000    Texas St Tpk Auth Cent TX Tpk First Tier Ser
           A (AMBAC Insd)...............................   5.500    08/15/39       10,706,300
 26,905    Texas St Tpk Auth Dallas Northtwy Rev George
           Bush Tpk (FGIC Insd).........................   5.250    01/01/23       28,280,922
                                                                               --------------
                                                                                  194,517,705
                                                                               --------------
           UTAH  0.3%
  2,140    Murray City, UT Swr & Wtr Rev (AMBAC Insd)...   5.250    10/01/23        2,292,903
    630    Provo, UT Elec Rev 1984 Ser A Rfdg (Escrowed
           to Maturity) (AMBAC Insd)....................  10.375    09/15/15          879,669
                                                                               --------------
                                                                                    3,172,572
                                                                               --------------
           VIRGINIA  0.1%
  1,290    Virginia St Hsg Dev Auth Comwlth Mtg Ser J
           Subser J-1 (MBIA Insd).......................   5.200    07/01/19        1,313,994
                                                                               --------------

           WASHINGTON  8.0%
  4,115    Chelan Cnty, WA Sch Dist No 246 (FSA Insd)...   5.000    12/01/21        4,316,347
  1,930    Clark Cnty, WA Pub Util Dist No 001 Elec Rev
           Rfdg (AMBAC Insd)............................   5.500    01/01/12        2,197,112
  2,990    Clark Cnty, WA Pub Util Dist No 001 Wtr Rev
           (FSA Insd)...................................   5.125    01/01/20        3,218,466
 11,340    Energy Northwest WA Elec Rev Columbia
           Generating Ser A Rfdg (FSA Insd).............   5.500    07/01/17       12,749,789
  4,500    Energy Northwest WA Elec Rev Proj No 3 Ser A
           Rfdg (FSA Insd)..............................   5.500    07/01/17        5,040,720
 10,000    Energy Northwest WA Elec Rev Proj No 3 Ser A
           Rfdg (XLCA Insd).............................   5.500    07/01/17       11,180,100
 14,500    Energy Northwest WA Elec Rev Proj No 3 Ser A
           Rfdg (FSA Insd)..............................   5.500    07/01/18       16,197,950
  5,000    Energy Northwest WA Elec Rev Proj No 3 Ser B
           Rfdg (FSA Insd)..............................   6.000    07/01/16        5,812,550
  1,365    Energy Northwest WA Wind Proj (AMBAC Insd)...   5.000    07/01/23        1,412,325
  1,215    Fife, WA Wtr & Swr Rev (MBIA Insd)...........   5.000    04/01/24        1,262,033
  2,000    Fife, WA Wtr & Swr Rev (MBIA Insd)...........   5.125    04/01/24        2,006,520
  1,160    Fife, WA Wtr & Swr Rev (MBIA Insd)...........   5.000    04/01/29        1,183,304
  2,335    Grant Cnty, WA Pub Util Dist No 2 Rev Second
           Ser C Rfdg (AMBAC Insd)......................   6.000    01/01/17        2,535,180
  1,025    Grant Cnty, WA Pub Util Dist No 2 Rev Second
           Ser C Rfdg (AMBAC Insd)......................   6.000    01/01/17        1,112,873

See Notes to Financial Statements                                             23

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           WASHINGTON (CONTINUED)
$   350    Pierce Cnty, WA Swr Rev Ser A (Escrowed to
           Maturity) (MBIA Insd)........................   9.000%   02/01/05   $      358,593
  2,000    Seattle, WA Muni Lt & Pwr Rev Impt & Rfdg
           (FSA Insd)...................................   5.500    03/01/18        2,225,700
  4,100    Snohomish Cnty, WA Pub Util 1 (FSA Insd).....   5.000    12/01/21        4,343,171
  2,565    Snohomish Cnty, WA Pub Util 1 (FSA Insd).....   5.500    12/01/23        2,829,426
    145    Snohomish Cnty, WA Pub Util 1 (FSA Insd).....   5.000    12/01/24          149,852
  2,000    Spokane, WA Pub Fac Dist Hotel (MBIA Insd)...   5.750    12/01/25        2,256,840
  2,420    Spokane, WA Pub Fac Dist Hotel (MBIA Insd)...   5.750    12/01/26        2,717,563
  3,000    Spokane, WA Pub Fac Dist Hotel (MBIA Insd)...   5.250    09/01/33        3,136,350
  1,965    Tacoma, WA Solid Waste Util Rev Rfdg (AMBAC
           Insd)........................................   5.375    12/01/18        2,185,532
  2,075    Tacoma, WA Solid Waste Util Rev Rfdg (AMBAC
           Insd)........................................   5.375    12/01/19        2,297,378
  3,090    Washington St Pub Pwr Supply Sys Nuclear Proj
           No 1 Rev Ser A Rfdg (AMBAC Insd).............   5.700    07/01/09        3,343,565
  1,600    Washington St Ser R 99A Rfdg (FGIC Insd).....   5.000    01/01/17        1,700,816
                                                                               --------------
                                                                                   97,770,055
                                                                               --------------
           WEST VIRGINIA  0.1%
  1,530    West Virginia Econ Dev Auth Lease Rev
           Correctional Juvenile & Pub-A (MBIA Insd)....   5.500    06/01/19        1,721,388
                                                                               --------------

           WISCONSIN  1.3%
  4,500    Green Bay, WI Wtr Sys Rev Impt Rfdg (FSA
           Insd) (c)....................................   5.000    11/01/29        4,609,080
  1,350    Plover, WI Wtr Sys Rev (AMBAC Insd)..........   5.400    12/01/16        1,494,005
  1,500    Plover, WI Wtr Sys Rev (AMBAC Insd)..........   5.500    12/01/18        1,672,560
  1,405    Racine, WI Wtrwks Rev Sys Mtg (MBIA Insd)....   5.250    09/01/16        1,554,899
  3,920    University of WI Hosp & Clinics Auth Rev (FSA
           Insd)........................................   6.200    04/01/29        4,473,739
  1,985    Waunakee, WI Cmnty Sch Dist Ser A Rfdg (FGIC
           Insd) (c)....................................   5.250    04/01/24        2,120,456
                                                                               --------------
                                                                                   15,924,739
                                                                               --------------

 24                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
           PUERTO RICO  0.4%
$ 3,000    Puerto Rico Indl Tourist Ed Med &
           Environmental Ctl Fac Hosp Aux (MBIA Insd)...   6.250%   07/01/16   $    3,092,670
  1,485    Puerto Rico Pub Fin Corp Comwlth Approp Ser A
           (Variable Rate Coupon) (CIFG Insd)...........   5.000    08/01/27        1,629,164
                                                                               --------------
                                                                                    4,721,834
                                                                               --------------
TOTAL LONG-TERM INVESTMENTS  96.8%
  (Cost $1,105,281,278).....................................................    1,184,354,882
SHORT-TERM INVESTMENTS  4.0%
  (Cost $49,320,000)........................................................       49,320,000
                                                                               --------------

TOTAL INVESTMENTS  100.8%
  (Cost $1,154,601,278).....................................................    1,233,674,882
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.8%)...............................      (10,199,132)
                                                                               --------------

NET ASSETS  100.0%..........................................................   $1,223,475,750
                                                                               ==============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) Securities purchased on a when-issued or delayed delivery basis.

AGC--ACE Guaranty Corp.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

BIGI--Bond Investor Guaranty Inc.

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

See Notes to Financial Statements                                             25

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2004

ASSETS:
Total Investments (Cost $1,154,601,278).....................  $1,233,674,882
Cash........................................................          94,800
Receivables:
  Interest..................................................      15,187,470
  Investments Sold..........................................      12,031,861
  Fund Shares Sold..........................................         917,593
Other.......................................................         264,597
                                                              --------------
    Total Assets............................................   1,262,171,203
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      34,771,705
  Fund Shares Repurchased...................................       1,344,949
  Income Distributions......................................         970,181
  Distributor and Affiliates................................         607,554
  Investment Advisory Fee...................................         507,085
  Variation Margin on Futures...............................           3,426
Trustees' Deferred Compensation and Retirement Plans........         314,048
Accrued Expenses............................................         176,505
                                                              --------------
    Total Liabilities.......................................      38,695,453
                                                              --------------
NET ASSETS..................................................  $1,223,475,750
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,130,836,281
Net Unrealized Appreciation.................................      78,986,208
Accumulated Net Realized Gain...............................      11,805,573
Accumulated Undistributed Net Investment Income.............       1,847,688
                                                              --------------
NET ASSETS..................................................  $1,223,475,750
                                                              ==============
NET ASSET VALUE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,137,196,398 and 59,617,302 shares of
    beneficial interest issued and outstanding).............  $        19.07
    Maximum sales charge (4.75%* of offering price).........             .95
                                                              --------------
    Maximum offering price to public........................  $        20.02
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $66,386,420 and 3,484,630 shares of
    beneficial interest issued and outstanding).............  $        19.05
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $19,892,932 and 1,044,924 shares of
    beneficial interest issued and outstanding).............  $        19.04
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 26                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended September 30, 2004

INVESTMENT INCOME:
Interest....................................................  $60,939,030
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    6,330,396
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $2,808,729, $751,028 and $220,470,
  respectively).............................................    3,780,227
Shareholder Services........................................      819,432
Custody.....................................................       95,456
Legal.......................................................       91,325
Trustees' Fees and Related Expenses.........................       31,385
Other.......................................................      523,649
                                                              -----------
    Total Expenses..........................................   11,671,870
    Less Credits Earned on Cash Balances....................       13,809
                                                              -----------
    Net Expenses............................................   11,658,061
                                                              -----------
NET INVESTMENT INCOME.......................................  $49,280,969
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $15,425,353
  Futures...................................................   (8,391,260)
                                                              -----------
Net Realized Gain...........................................    7,034,093
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   85,171,911
                                                              -----------
  End of the Period:
    Investments.............................................   79,073,604
    Futures.................................................      (87,396)
                                                              -----------
                                                               78,986,208
                                                              -----------
Net Unrealized Depreciation During the Period...............   (6,185,703)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $   848,390
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $50,129,359
                                                              ===========

See Notes to Financial Statements                                             27

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                          FOR THE               FOR THE
                                                         YEAR ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
                                                     ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................    $   49,280,969        $   52,180,180
Net Realized Gain..................................         7,034,093            20,955,240
Net Unrealized Depreciation During the Period......        (6,185,703)          (37,035,786)
                                                       --------------        --------------
Change in Net Assets from Operations...............        50,129,359            36,099,634
                                                       --------------        --------------

Distributions from Net Investment Income:
  Class A Shares...................................       (45,586,240)          (47,030,700)
  Class B Shares...................................        (2,382,337)           (2,660,042)
  Class C Shares...................................          (699,272)             (760,360)
                                                       --------------        --------------
                                                          (48,667,849)          (50,451,102)
                                                       --------------        --------------

Distributions from Net Realized Gain:
  Class A Shares...................................       (13,949,578)          (11,285,930)
  Class B Shares...................................          (936,852)             (786,390)
  Class C Shares...................................          (284,764)             (214,972)
                                                       --------------        --------------
                                                          (15,171,194)          (12,287,292)
                                                       --------------        --------------
Total Distributions................................       (63,839,043)          (62,738,394)
                                                       --------------        --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................       (13,709,684)          (26,638,760)
                                                       --------------        --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................        72,538,790           323,995,612
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.....................................        49,356,828            47,057,129
Cost of Shares Repurchased.........................      (201,234,835)         (381,484,901)
                                                       --------------        --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................       (79,339,217)          (10,432,160)
                                                       --------------        --------------
TOTAL DECREASE IN NET ASSETS.......................       (93,048,901)          (37,070,920)
NET ASSETS:
Beginning of the Period............................     1,316,524,651         1,353,595,571
                                                       --------------        --------------
End of the Period (Including accumulated
  undistributed net investment income of $1,847,688
  and $1,271,160, respectively)....................    $1,223,475,750        $1,316,524,651
                                                       ==============        ==============

 28                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                           -------------------------------------------------------
                                           2004        2003      2002 (a)      2001       2000
                                         -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................  $  19.27    $  19.65    $  19.22    $  18.27   $  18.08
                                         --------    --------    --------    --------   --------
  Net Investment Income................       .76         .77         .81         .86        .91
  Net Realized and Unrealized
    Gain/Loss..........................       .02        (.23)        .87         .98        .17
                                         --------    --------    --------    --------   --------
Total from Investment Operations.......       .78         .54        1.68        1.84       1.08
                                         --------    --------    --------    --------   --------
Less:
  Distributions from Net Investment
    Income.............................       .75         .74         .81         .89        .88
  Distributions from Net Realized
    Gain...............................       .23         .18         .44         -0-        .01
                                         --------    --------    --------    --------   --------
Total Distributions....................       .98         .92        1.25         .89        .89
                                         --------    --------    --------    --------   --------
NET ASSET VALUE, END OF THE PERIOD.....  $  19.07    $  19.27    $  19.65    $  19.22   $  18.27
                                         ========    ========    ========    ========   ========

Total Return (b).......................     4.22%       2.90%       9.28%      10.28%      6.13%
Net Assets at End of the Period (In
  millions)............................  $1,137.2    $1,209.9    $1,244.3    $1,129.6   $1,086.6
Ratio of Expenses to Average Net
  Assets...............................      .87%        .86%        .87%        .90%       .90%
Ratio of Net Investment Income to
  Average Net Assets...................     3.99%       4.02%       4.30%       4.55%      5.10%
Portfolio Turnover.....................       40%         61%         54%         80%        69%

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 4.27% to 4.30%. Per share, ratios and supplemental data for the periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             29

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                 ------------------------------------------------
                                                2004      2003     2002 (a)     2001      2000
                                               ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $19.24    $19.63     $19.20     $18.26    $18.08
                                               ------    ------     ------     ------    ------
  Net Investment Income......................     .62       .63        .66        .70       .78
  Net Realized and Unrealized Gain/Loss......     .02      (.24)       .88        .99       .15
                                               ------    ------     ------     ------    ------
Total from Investment Operations.............     .64       .39       1.54       1.69       .93
                                               ------    ------     ------     ------    ------
Less:
  Distributions from Net Investment Income...     .60       .60        .67        .75       .74
  Distributions from Net Realized Gain.......     .23       .18        .44        -0-       .01
                                               ------    ------     ------     ------    ------
Total Distributions..........................     .83       .78       1.11        .75       .75
                                               ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $19.05    $19.24     $19.63     $19.20    $18.26
                                               ======    ======     ======     ======    ======

Total Return (b).............................   3.43%     2.08%      8.47%      9.42%     5.25%
Net Assets at End of the Period (In
  millions)..................................  $ 66.4    $ 82.6     $ 87.2     $ 49.2    $ 43.0
Ratio of Expenses to Average Net Assets......   1.63%     1.62%      1.63%      1.69%     1.68%
Ratio of Net Investment Income to Average Net
  Assets.....................................   3.23%     3.26%      3.53%      3.76%     4.34%
Portfolio Turnover...........................     40%       61%        54%        80%       69%

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 3.50% to 3.53%. Per share, ratios and supplemental data for the periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 30                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                                 ------------------------------------------------
                                                2004      2003     2002 (a)     2001      2000
                                               ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $19.23    $19.62     $19.19     $18.25    $18.08
                                               ------    ------     ------     ------    ------
  Net Investment Income......................     .62       .63        .67        .69       .79
  Net Realized and Unrealized Gain/Loss......     .02      (.24)       .87       1.00       .13
                                               ------    ------     ------     ------    ------
Total from Investment Operations.............     .64       .39       1.54       1.69       .92
                                               ------    ------     ------     ------    ------
Less:
  Distributions from Net Investment Income...     .60       .60        .67        .75       .74
  Distributions from Net Realized Gain.......     .23       .18        .44        -0-       .01
                                               ------    ------     ------     ------    ------
Total Distributions..........................     .83       .78       1.11        .75       .75
                                               ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $19.04    $19.23     $19.62     $19.19    $18.25
                                               ======    ======     ======     ======    ======

Total Return (b).............................   3.43%     2.08%      8.48%      9.42%     5.19%
Net Assets at End of the Period (In
  millions)..................................  $ 19.9    $ 24.1     $ 22.1     $ 11.2    $  5.4
Ratio of Expenses to Average Net Assets......   1.63%     1.62%      1.63%      1.65%     1.68%
Ratio of Net Investment Income to Average Net
  Assets.....................................   3.23%     3.25%      3.53%      3.80%     4.35%
Portfolio Turnover...........................     40%       61%        54%        80%       69%

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 3.50% to 3.53%. Per share, ratios and supplemental data for the periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             31

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Insured Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors a high level of current income exempt from federal income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured municipal securities. The Fund commenced investment operations on December 14, 1984. The distribution of the Fund's Class B and Class C Shares commenced on May 3, 1993 and August 13, 1993, respectively. The Fund registered Class I Shares on August 31, 2004. There were no sales of Class I Shares for the period ended September 30, 2004. Effective November 30, 2003, the Fund's investment adviser, Van Kampen Investment Advisory Corp., merged into its affiliate, Van Kampen Asset Management (the "Adviser").

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2004, the Fund had $34,771,705 of when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At September 30, 2004, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $1,153,636,031
                                                                ==============
Gross tax unrealized appreciation...........................    $   80,651,211
Gross tax unrealized depreciation...........................          (612,360)
                                                                --------------
Net tax unrealized appreciation on investments..............    $   80,038,851
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended September 30, 2004 and 2003 was as follows:

                                                                 2004           2003
  Distributions paid from:
    Ordinary Income.........................................  $ 1,429,233    $ 4,974,664
    Long-term capital gain..................................   14,007,249      7,723,917
                                                              -----------    -----------
                                                              $15,436,482    $12,698,581
                                                              ===========    ===========

    Due to inherent differences in the recognition of income, expenses, and realized gain/ losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to book to tax accretion differences totaling $40,482 was reclassified from accumulated undistributed net investment income to accumulated net realized gain. Additionally, a permanent difference relating to the Fund's investments in other regulated investment companies totaling $3,890 was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $1,832,228
Undistributed long-term capital gain........................     9,263,391

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of losses recognized for tax purposes on open futures transactions on September 30, 2004.

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

F. INSURANCE EXPENSES The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund's portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund's portfolio.

G. EXPENSE REDUCTIONS During the year ended September 30, 2004, the Fund's custody fee was reduced by $13,809 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................    .525%
Next $500 million...........................................    .500%
Next $500 million...........................................    .475%
Over $1.5 billion...........................................    .450%

    For the year ended September 30, 2004, the Fund recognized expenses of approximately $55,500 representing legal expenses provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2004, the Fund recognized expenses of approximately $124,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2004, the Fund recognized expenses of approximately $623,900, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $224,129 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligations and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At September 30, 2004, capital aggregated $1,045,456,639, $65,067,541 and
$20,312,101 for Classes A, B and C, respectively. For the year ended September 30, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    3,340,579    $  63,441,645
  Class B...................................................      247,730        4,719,271
  Class C...................................................      229,874        4,377,874
                                                              -----------    -------------
Total Sales.................................................    3,818,183    $  72,538,790
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    2,446,565    $  46,521,567
  Class B...................................................      113,357        2,154,207
  Class C...................................................       35,848          681,054
                                                              -----------    -------------
Total Dividend Reinvestment.................................    2,595,770    $  49,356,828
                                                              ===========    =============
Repurchases:
  Class A...................................................   (8,970,968)   $(170,303,857)
  Class B...................................................   (1,167,114)     (22,050,635)
  Class C...................................................     (473,277)      (8,880,343)
                                                              -----------    -------------
Total Repurchases...........................................  (10,611,359)   $(201,234,835)
                                                              ===========    =============

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

    At September 30, 2003, capital aggregated $1,105,797,284, $80,244,698 and
$24,133,516 for Classes A, B and C, respectively. For the year ended September 30, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   15,358,941    $ 294,205,218
  Class B...................................................      997,166       19,179,849
  Class C...................................................      552,551       10,610,545
                                                              -----------    -------------
Total Sales.................................................   16,908,658    $ 323,995,612
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    2,306,810    $  44,213,876
  Class B...................................................      112,868        2,160,427
  Class C...................................................       35,696          682,826
                                                              -----------    -------------
Total Dividend Reinvestment.................................    2,455,374    $  47,057,129
                                                              ===========    =============
Repurchases:
  Class A...................................................  (18,180,737)   $(348,581,095)
  Class B...................................................   (1,260,175)     (24,097,852)
  Class C...................................................     (461,820)      (8,805,954)
                                                              -----------    -------------
Total Repurchases...........................................  (19,902,732)   $(381,484,901)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2004 and 2003, 106,142 and 177,637 Class B Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2004 and 2003, no Class C Shares converted to Class A Shares. Class B and Class C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C Shares will be imposed on

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
                     YEAR OF REDEMPTION                       CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the year ended September 30, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $149,000 and CDSC on redeemed shares of approximately $192,900. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $495,411,514 and $607,148,793, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name.

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts, for the year ended September 30, 2004, were as follows:

                                                                CONTRACTS
Outstanding at September 30, 2003...........................      1,750
Futures Opened..............................................      4,866
Futures Closed..............................................     (5,181)
                                                                 ------
Outstanding at September 30, 2004...........................      1,435
                                                                 ======

    The futures contracts outstanding as of September 30, 2004, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                              UNREALIZED
                                                                CONTRACTS    DEPRECIATION
Short Contracts:
U.S. Treasury Notes 10-Year Futures December 2004 (Current
  Notional Value of $112,625 per contract)..................       (259)       $(53,645)
U.S. Treasury Notes 5-Year Futures December 2004 (Current
  Notional Value of $110,750 per contract)..................     (1,176)        (33,751)
                                                                 ------        --------
                                                                 (1,435)       $(87,396)
                                                                 ======        ========

B. INVERSE FLOATING RATE SECURITIES An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,814,500 and $52,600 for Class B and Class C Shares, respectively. This amount may be recovered from

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended September 30, 2004, are payments retained by Van Kampen of approximately $825,200 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $100,400.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN INSURED TAX FREE INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Insured Tax Free Income Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Insured Tax Free Income Fund (the "Fund"), including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Insured Tax Free Income Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
November 5, 2004

VAN KAMPEN INSURED TAX FREE INCOME FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020


SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2004. The Fund designated 99.5% of the income distributions as tax-exempt income distribution. The Fund designated and paid $14,007,249 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN INSURED TAX FREE INCOME FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             85       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

J. Miles Branagan (72)        Trustee      Trustee     Private investor.              83       Trustee/Director/Managing
1632 Morning Mountain Road                 since 1995  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.


VAN KAMPEN INSURED TAX FREE INCOME FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         83       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN INSURED TAX FREE INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      85       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN INSURED TAX FREE INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            83       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      83       Trustee/Director/Managing
1744 R Street, NW                          since 1993  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       85       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN INSURED TAX FREE INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            83       Trustee/Director/Managing
423 Country Club Drive                     since 1984  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         85       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           83       Trustee/Director/Managing
(62)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN INSURED TAX FREE INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            83       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN INSURED TAX FREE INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           85       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        85       Trustee/Director/Managing
333 West Wacker Drive                      since 1984  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such Trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

VAN KAMPEN INSURED TAX FREE INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James M. Dykas (38)           Chief Financial Officer  Officer     Executive Director of Van Kampen Asset Management and Morgan
1 Parkview Plaza              and Treasurer            since 1999  Stanley Investment Management. Chief Financial Officer and
Oakbrook Terrace, IL 60181                                         Treasurer of funds in the Fund Complex. Prior to August
                                                                   2004, Assistant Treasurer of funds in the Fund Complex.

Joseph J. McAlinden (61)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Director of Morgan Stanley Trust for
                                                                   over 5 years. Executive Vice President and Chief Investment
                                                                   Officer of funds in the Fund Complex. Managing Director and
                                                                   Chief Investment Officer of Van Kampen Investments, the
                                                                   Adviser and Van Kampen Advisors Inc. since December 2002.

VAN KAMPEN INSURED TAX FREE INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (65)        Executive Vice           Officer     Principal Executive Officer of the Funds since November
1221 Avenue of the Americas   President and            since 2003  2003. Chief Executive Officer and Chairman of Investor
New York, NY 10020            Principal Executive                  Services. Executive Vice President and Principal Executive
                              Officer                              Officer of funds in the Fund Complex. Managing Director of
                                                                   Morgan Stanley. Chief Administrative Officer, Managing
                                                                   Director and Director of Morgan Stanley Investment Advisors
                                                                   Inc., Morgan Stanley Services Company Inc. and Managing
                                                                   Director and Director of Morgan Stanley Distributors Inc.
                                                                   Chief Executive Officer and Director of Morgan Stanley
                                                                   Trust. Executive Vice President and Principal Executive
                                                                   Officer of the Institutional and Retail Morgan Stanley
                                                                   Funds; Director of Morgan Stanley SICAV; previously Chief
                                                                   Global Operations Officer and Managing Director of Morgan
                                                                   Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.
                                               Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                               www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                               Copyright (C)2004 Van Kampen
                                               Funds Inc. All rights reserved.
                                               Member NASD/SIPC. 32, 332, 532
                                               TFIN ANR 11/04 RN04-02597P-Y09/04

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Strategic Municipal Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 9/30/94 through 9/30/04. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                               VAN KAMPEN STRATEGIC MUNICIPAL     LEHMAN BROTHERS MUNICIPAL BOND
                                                                        INCOME FUND                           INDEX
                                                               ------------------------------     ------------------------------
9/94                                                                        9527                              10000
12/94                                                                       9399                               9857
                                                                            9971                              10554
                                                                           10130                              10808
                                                                           10398                              11118
12/95                                                                      10857                              11577
                                                                           10645                              11438
                                                                           10742                              11526
                                                                           10953                              11790
12/96                                                                      11205                              12090
                                                                           11258                              12061
                                                                           11565                              12477
                                                                           11943                              12853
12/97                                                                      12220                              13202
                                                                           12397                              13354
                                                                           12571                              13557
                                                                           12952                              13973
12/98                                                                      12950                              14057
                                                                           13020                              14181
                                                                           12834                              13931
                                                                           12628                              13876
12/99                                                                      12419                              13768
                                                                           12556                              14170
                                                                           12582                              14384
                                                                           12700                              14732
12/00                                                                      12842                              15377
                                                                           13123                              15718
                                                                           13219                              15820
                                                                           13486                              16264
12/01                                                                      13407                              16165
                                                                           13506                              16317
                                                                           13871                              16914
                                                                           14198                              17717
12/02                                                                      14229                              17717
                                                                           14291                              17930
                                                                           14709                              18393
                                                                           14795                              18407
12/03                                                                      15032                              18659
                                                                           15330                              18982
                                                                           15106                              18532
9/04                                                                       15664                              19254

                              A SHARES             B SHARES             C SHARES
                           since 6/28/85        since 4/30/93        since 8/13/93
-------------------------------------------------------------------------------------
                                     W/MAX                W/MAX                W/MAX
                                     4.75%                4.00%                1.00%
AVERAGE ANNUAL           W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES
TOTAL RETURNS             CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE

Since Inception            6.54%      6.27%     4.63%      4.63%     4.17%      4.17%

10-year                    5.10       4.59      4.53       4.53      4.37       4.37

5-year                     4.40       3.40      3.62       3.37      3.76       3.76

1-year                     5.87       0.84      5.07       1.08      5.10       4.11
-------------------------------------------------------------------------------------

30-Day SEC Yield               5.05%                4.55%                4.51%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since-inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares seven years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004

Van Kampen Strategic Municipal Income Fund is managed by the Adviser's Municipal Fixed Income team. Members of the team include Wayne D. Godlin and Dennis S. Pietrzak, Executive Directors of the Adviser, and James D. Phillips, Vice President of the Adviser.(1)

MARKET CONDITIONS

The municipal market for the 12 months ended September 30, 2004 was marked by two periods of steadily declining yields, with a significant sell-off in the middle. Yields fell steadily through the first half of the period, but in late March, surprisingly strong employment data and continued signs of solid economic growth led to expectations that the Federal Open Market Committee (the Fed) would soon begin increasing interest rates, which drove yields up and prices down. This sell-off was short-lived, however, lasting only until early May when yields began to decline again and the market rallied--a trend that continued throughout the remainder of the reporting year.

During the period, the Fed began raising short-term interest rates as anticipated, starting with a quarter-point hike in the target federal funds rate in June and subsequent increases in August and September. Typically, Fed tightening like this results in an increase in yields across all maturities. In this case, however, while yields on short-maturity bonds (one-to-eight years) rose, yields on longer-maturity bonds (20 years or more) declined slightly. Because of this flattening of the yield, which caught many market participants by surprise, long-term bonds outperformed short-term issues.

Overall, high-yield bonds posted the highest returns due to considerable spread tightening and higher yield distribution within this segment of the market. As a result, sectors with a preponderance of lower-rated debt, such as health-care and industrial-revenue bonds, outperformed sectors dominated by higher-rated debt. New-issue supply declined during the period yet remained quite high by historical standards. While demand from mutual fund investors tapered off during the period, this decline was mostly offset by increased market participation from insurance companies and individual investors.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund turned in very favorable performance for the 12-month period ended September 30, 2004, returning 5.87 percent (Class A shares, unadjusted for sales charge) and outperforming its benchmark index by a comfortable margin. (See table below.)

The greatest contributors to the fund's relative outperformance were its emphasis on lower-rated and non-rated bonds, as well as its greater concentration in the health-care, continuing-care, and tax-district sectors--the fund's top three sectors.

Overall, health-care bonds have been performing particularly well as the marketplace has begun to recognize the improving fundamentals within this sector. Many large hospitals are showing improved balance sheets and profit and loss statements as well as better debt-service coverage ratios. In addition, reimbursement rates from many insurance providers have moved marginally higher. These improvements have helped to reduce the yield premium demanded by investors in these bonds.

Fundamentals have also been improving in the life-care (or continuing-care) sector of the market. These bonds are a hybrid of long-term care bonds and elderly housing bonds, and the fund's exposure to this sector--its second largest--was another driver of performance.

The fact that the fund had a very low weighting in special-facility airport-revenue bonds also helped performance--especially during the second half of the reporting period. Unexpectedly high fuels costs continue to hinder this sector's performance.

The fund experienced significant inflows over the course of the year, particularly during a period when many municipal bond prices were at or near their lows for the period. As a result, we were able to invest these funds at very attractive prices. We increased the overall credit quality of the fund's high-yield holdings--focusing more on BB rated bonds and less on single-B bonds. This strategy was also additive to returns as this segment of the market experienced the greatest contraction in spreads.

There is no guarantee that the securities mentioned will continue to perform well or be held by the fund in the future.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004

--------------------------------------------------------------
                                      LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   MUNICIPAL BOND INDEX

       5.87%     5.07%     5.10%           4.60%
--------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

RATING ALLOCATIONS AS OF 9/30/04
AAA/Aaa                                                            16.5%
AA/Aa                                                               4.2
A/A                                                                 7.3
BBB/Baa                                                             9.0
BB/Ba                                                               3.2
B/B                                                                 4.1
Non-Rated                                                          55.7
TOP 5 SECTORS AS OF 9/30/04
Health Care                                                        19.3%
Continuing Care                                                    18.0
Tax District                                                       13.5
Industrial Revenue                                                 11.6
General Purpose                                                     9.4
SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 9/30/04
Florida                                                             9.1%
Illinois                                                            8.6
Texas                                                               7.7
Pennsylvania                                                        7.1
New York                                                            5.4
California                                                          5.3
New Jersey                                                          4.7
Missouri                                                            3.9
Arizona                                                             3.7
Minnesota                                                           3.3
Massachusetts                                                       3.1
Hawaii                                                              3.0
Ohio                                                                2.9
Colorado                                                            2.7
Georgia                                                             2.4
Maryland                                                            2.1
Tennessee                                                           1.9
Oklahoma                                                            1.8
Wisconsin                                                           1.4
North Carolina                                                      1.4
Michigan                                                            1.3
Virginia                                                            1.3
Alabama                                                             1.2
Oregon                                                              1.2
Indiana                                                             1.1
Washington                                                          1.1
Louisiana                                                           1.0
New Hampshire                                                       1.0

                                               (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 9/30/04
                                         (continued from previous page)
South Carolina                                                      0.9%
Nevada                                                              0.9
Puerto Rico                                                         0.7
Kansas                                                              0.7
New Mexico                                                          0.6
Alaska                                                              0.5
Iowa                                                                0.5
South Dakota                                                        0.4
Connecticut                                                         0.4
U. S. Virgin Islands                                                0.4
North Dakota                                                        0.3
Rhode Island                                                        0.3
Vermont                                                             0.3
Wyoming                                                             0.2
District of Columbia                                                0.1
Idaho                                                               0.1
Delaware                                                            0.1
Kentucky                                                            0.1
Utah                                                                0.1
Mississippi                                                         0.1
                                                                  -----
Total Long-Term Investments                                        98.1%
Short-Term Investments                                              0.2
Liabilities in Excess of Other Assets                               1.7
                                                                  -----
Total Net Assets                                                  100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocations & sectors are as a percentage of long-term investments. Summary of investments by state classification is as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen open-end fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each month with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/04 - 9/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   4/1/04           9/30/04       4/1/04-9/30/04
Class A
  Actual......................................    $1,000.00        $1,021.79          $4.50
  Hypothetical................................     1,000.00         1,020.60           4.50
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,017.86           8.27
  Hypothetical................................     1,000.00         1,016.80           8.27
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,017.74           8.27
  Hypothetical................................     1,000.00         1,016.80           8.27
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, 1.64%, and 1.64% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  98.1%
           ALABAMA  1.2%
$ 1,000    Alabama Drinking Wtr Fin Auth Revolving Fd
           Ln Ser C (AMBAC Insd).......................         5.750%  08/15/18   $  1,133,630
  2,000    Alabama Drinking Wtr Fin Auth Revolving Fd
           Ln Ser C (AMBAC Insd).......................         5.375   08/15/23      2,175,240
  2,000    Alabama Wtr Pollutn Ctl Auth (AMBAC Insd)...         5.750   08/15/18      2,255,040
  1,500    Colbert Cnty Northwest Auth Hlth Care Fac...         5.750   06/01/27      1,446,705
  2,500    Huntsville/Carlton Cove, AL Carlton Cove Inc
           Proj Ser A..................................         7.000   11/15/17      1,502,900
      3    Mobile, AL Indl Dev Brd Solid Waste Disp Rev
           Mobile Energy Svc Co Proj Rfdg..............         6.950   01/01/20             18
  1,395    Valley, AL Spl Care Fac Fin Auth Rev Lanier
           Mem Hosp Ser A..............................         5.600   11/01/16      1,403,928
  1,750    Valley, AL Spl Care Fac Fin Auth Rev Lanier
           Mem Hosp Ser A..............................         5.650   11/01/22      1,746,360
                                                                                   ------------
                                                                                     11,663,821
                                                                                   ------------
           ALASKA  0.5%
  1,520    Alaska Indl Dev & Expt Auth Williams Lynxs
           AK Cargoport (AMT) (Acquired 05/17/01, Cost
           $1,520,000) (a).............................         7.800   05/01/14      1,578,702
  4,000    Juneau, AK City & Borough Rev Saint Anns
           Care Ctr Proj...............................         6.875   12/01/25      3,599,920
                                                                                   ------------
                                                                                      5,178,622
                                                                                   ------------
           ARIZONA  3.7%
  2,000    Arizona Hlth Fac Auth Hosp John C Lincoln
           Hlth Network................................         6.375   12/01/37      2,109,060
  1,000    Arizona Hlth Fac Auth Rev Terraces Proj Ser
           A...........................................         7.500   11/15/23      1,012,960
  1,250    Arizona Hlth Fac Auth Rev Terraces Proj Ser
           A...........................................         7.750   11/15/33      1,274,262
  5,985    Cochise Cnty, AZ Indl Dev Sierra Vista Cmnty
           Hosp Ser A Rfdg.............................         6.750   12/01/26      6,106,795
  1,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living
           Cmnty Northn AZ Proj........................         7.500   03/01/35      1,068,520
    500    Flagstaff, AZ Indl Dev Auth Rev Sr Living
           Cmnty Northn AZ Proj........................         6.300   09/01/38        477,610
  4,000    Maricopa Cnty, AZ Hlth Fac Rev Catholic
           Hlthcare West Ser A.........................         5.500   07/01/26      4,041,760
  1,000    Maricopa Cnty, AZ Indl Dev Auth Horizon
           Cmnty Learning Ctr Proj 1 Ser A.............         7.125   06/01/10      1,037,500
  4,000    Maricopa Cnty, AZ Indl Dev Auth Multi-Family
           Hsg Rev Natl Hlth Fac II Proj Ser B
           (Acquired 01/15/98, Cost $4,000,000) (a)....         6.625   07/01/33      3,017,040
  2,605    Maricopa Cnty, AZ Indl Dev Christian Care
           Mesa Inc Proj Ser A.........................         7.750   04/01/15      2,716,754

See Notes to Financial Statements                                              9

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           ARIZONA (CONTINUED)
$ 2,000    Maricopa Cnty, AZ Indl Dev Christian Care
           Mesa Inc Proj Ser A.........................         7.875%  04/01/27   $  2,060,400
  1,500    Peoria, AZ Indl Dev Auth Rev Sierra Winds
           Life Ser A Rfdg.............................         6.375   08/15/29      1,432,500
  2,500    Phoenix, AZ Indl Dev Auth Mtg Christian Care
           Apt Proj Ser A Rfdg.........................         6.500   01/01/26      2,561,275
  1,355    Pima Cnty, AZ Indl Dev Auth Dev Radisson
           City Ctr Proj Rfdg (Acquired 03/28/02, Cost
           $1,355,000) (a).............................         7.000   12/02/12      1,336,233
    800    Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech
           High Sch Proj...............................         7.500   02/01/34        808,696
  1,000    Pima Cnty, AZ Indl Dev Auth Rev La Posada at
           Park Ctr Ser A..............................         7.000   05/15/27      1,015,580
    520    Pima Cnty, AZ Indl Dev Auth Ser A...........         7.250   11/15/18        337,017
    500    Pima Cnty, AZ Indl Dev Auth Ser A...........         8.250   11/15/22        323,930
  1,050    Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist
           Assmt Rev...................................         6.500   12/01/12      1,138,000
  2,150    Tucson, AZ Multi-Family Rev Hsg Catalina
           Asstd Living Ser A (AMT)....................         6.500   07/01/31      1,889,635
                                                                                   ------------
                                                                                     35,765,527
                                                                                   ------------
           CALIFORNIA  5.3%
  1,000    Abag Fin Auth Nonprofit Corp CA American
           Baptist Homes Ser A Rfdg....................         5.850   10/01/27        940,410
  1,000    Brentwood, CA Infrastructure Auth Rev.......         5.875   09/02/34      1,011,060
  2,000    California St Dept Wtr Res Pwr Ser A (AMBAC
           Insd).......................................         5.500   05/01/16      2,274,780
  5,000    California St Econ Ser A....................         5.000   07/01/16      5,358,750
  1,000    California Statewide Cmnty Dev Auth Elder
           Care Alliance Ser A.........................         8.250   11/15/32        996,590
    965    California Statewide Cmnty Dev Auth Multi-
           Family Rev Hsg Heritage Pointe Sr Apt Ser QQ
           (AMT) (Acquired 02/19/02, Cost $962,587)
           (a).........................................         7.500   10/01/26        940,209
  1,000    California Statewide Cmnty Dev Auth San
           Francisco Art Institute (Acquired 07/05/02,
           Cost $1,000,000) (a)........................         7.375   04/01/32      1,006,090
  5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg
           Rev (Escrowed to Maturity) (MBIA Insd)......          *      09/01/17      2,711,750
  2,300    Foothill/Eastern Tran Corridor Agy CA Toll
           Rd Rev (MBIA Insd)..........................          *      01/15/18      1,163,777
  1,460    Healdsburg, CA Ctf Partn Nuestro Hosp Inc
           (Acquired 11/13/98, Cost $1,437,932) (a) (b)
           (c).........................................         6.375   11/01/28         25,550
  1,750    Huntington Beach, CA Cmnty No 2003
           1 Huntington Ctr............................         5.800   09/01/23      1,776,932
    905    Indio, CA Pub Fin Auth Rev Tax Increment
           (Prerefunded @ 08/15/06)....................         6.500   08/15/27        975,201

 10                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$ 2,000    Indio, CA Redev Agy Tax Alloc Sub Merged
           Proj Area Ser B.............................         6.375%  08/15/33   $  2,054,360
    500    Indio, CA Redev Agy Tax Alloc Sub Merged
           Proj Area Ser B.............................         6.500   08/15/34        514,815
  1,000    Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac Dist
           No 4 Ser A..................................         5.700   09/01/34      1,004,080
  1,865    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev
           Ser F.......................................         7.100   09/01/20      2,030,164
  1,000    Lee Lake Wtr Dist CA Cmnty Fac Dist No 1 Spl
           Tax Sycamore Creek..........................         6.000   09/01/33      1,028,590
  1,000    Lincoln, CA Spl Tax Cmnty Fac Dist No 2003
           Ser 1.......................................         6.000   09/01/34      1,020,420
  1,750    Los Angeles, CA Regl Arpt Impt Corp Lease
           Rev Fac Sublease LA Intl Ser A-1 Rfdg.......         7.125   12/01/24      1,554,682
  5,440    Los Angeles, CA Regl Arpt Impt Corp Lease
           Rev Ser C (AMT).............................         7.500   12/01/24      4,971,942
  1,440    Millbrae, CA Residential Fac Rev Magnolia of
           Millbrae Proj Ser A (AMT)...................         7.375   09/01/27      1,468,051
  1,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks
           Impt Area A.................................         5.900   09/01/27      1,019,870
  1,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks
           Impt Area A.................................         6.000   09/01/34      1,022,820
  1,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks
           Impt Area B.................................         6.000   09/01/27      1,023,580
  1,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2
           Ser A.......................................         6.375   09/01/32      1,020,550
  1,135    Simi Vly, CA Cmnty Dev Agy Coml Sycamore
           Plaza II Rfdg (Acquired 07/28/98, Cost
           $1,135,000) (a).............................         6.000   09/01/12      1,188,981
  1,000    Upland, CA Cmnty Fac Dist 2003 San Antonio
           Impt 1 A....................................         5.900   09/01/24      1,026,780
  1,500    Upland, CA Cmnty Fac Dist 2003 San Antonio
           Impt 1 A....................................         6.000   09/01/34      1,526,325
  1,965    Vallejo, CA Ctf Partn Touro Univ............         7.250   06/01/16      2,055,901
  1,000    Vallejo, CA Pub Fin Auth Loc Hiddenbrooke
           Impt Dist Ser A.............................         5.800   09/01/31      1,012,820
  1,000    Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring
           Lake (d)....................................         6.250   09/01/34        991,240
  1,800    Yuba City, CA Redev Agy Tax Proj Ser A......         6.000   09/01/31      1,842,444
  3,000    Yuba City, CA Redev Agy Tax Proj Ser A......         6.000   09/01/39      3,045,750
                                                                                   ------------
                                                                                     51,605,264
                                                                                   ------------
           COLORADO  2.7%
  1,000    Bromley Pk Met Dist CO No 2 Ser B...........         8.050   12/01/32      1,018,620
    975    Colorado Ed & Cultural Fac Charter Sch
           Frontier Academy............................         7.250   06/01/20      1,013,142

See Notes to Financial Statements                                             11

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           COLORADO (CONTINUED)
$ 2,000    Colorado Hlth Fac Auth Rev Baptist Home Assn
           Ser A.......................................         6.375%  08/15/24   $  1,723,220
  1,060    Colorado Hlth Fac Auth Rev Christian Living
           Campus Proj.................................         7.050   01/01/19      1,074,437
  6,200    Colorado Hlth Fac Auth Rev Christian Living
           Campus Proj (Prerefunded @ 01/01/05)........         9.000   01/01/25      6,429,958
  3,425    Denver, CO Hlth & Hosp Auth Ser A Rfdg......         6.250   12/01/33      3,635,055
  2,500    Elk Vly, CO Pub Impt Fee Ser A..............         7.300   09/01/22      2,616,675
    710    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
           Proj Ser A..................................         6.750   10/01/14        412,134
  1,985    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
           Proj Ser A (AMT)............................         7.000   10/01/18      1,136,293
  4,935    Lake Creek Affordable Hsg Corp Hsg Proj Ser
           A Rfdg......................................         6.250   12/01/23      4,559,249
  1,774    Skyland Metro Dist CO Gunnison Cnty Rfdg....         6.750   12/01/22      1,769,175
  1,000    Southlands Met Dist No 1 CO.................         7.000   12/01/24        999,330
                                                                                   ------------
                                                                                     26,387,288
                                                                                   ------------
           CONNECTICUT  0.4%
  1,500    Connecticut St Dev Auth Indl Afco Cargo Bdl
           LLC Proj (AMT)..............................         8.000   04/01/30      1,567,680
  2,000    Mohegan Tribe Indians CT Pub Impt Priority
           Dist (Acquired 09/27/01, Cost $1,956,874)
           (a).........................................         6.250   01/01/31      2,118,540
                                                                                   ------------
                                                                                      3,686,220
                                                                                   ------------
           DELAWARE  0.1%
  1,100    Wilmington, DE Multi-Family Rent Rev Hsg
           Electra Arms Sr Assoc Proj (AMT)............         6.250   06/01/28        957,880
                                                                                   ------------

           DISTRICT OF COLUMBIA  0.1%
  1,000    District of Columbia Rev Methodist Home
           Issue.......................................         6.000   01/01/29        892,460
     85    District of Columbia Ser A-1 (Escrowed to
           Maturity) (MBIA Insd).......................         6.500   06/01/10        100,682
                                                                                   ------------
                                                                                        993,142
                                                                                   ------------
           FLORIDA  9.1%
  1,000    Bellalago Ed Fac Benefits Ser A.............         6.000   05/01/33      1,006,530
  1,000    Bluewaters Cmnty Dev Dist of FL.............         6.000   05/01/35      1,004,990
  2,500    Bonnet Creek Resort Cmnty Dev...............         7.500   05/01/34      2,641,625
  3,280    Escambia Cnty, FL Rev ICF/MR Pensacola Care
           Dev Ctr.....................................        10.250   07/01/11      3,295,547
  1,390    Escambia Cnty, FL Rev ICF/MR Pensacola Care
           Dev Ctr Ser A...............................        10.250   07/01/11      1,396,589
     80    Fishhawk Cmnty Dev Dist of FL Spl Assmt
           Rev.........................................         6.650   05/01/07         80,322
  1,390    Fishhawk Cmnty Dev Dist of FL Spl Assmt Rev
           (Prerefunded @ 05/01/06)....................         7.625   05/01/18      1,518,088

 12                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 3,690    Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt
           Ser C (AMT).................................         6.610%  07/01/38   $  3,479,153
  7,180    Florida Hsg Fin Corp Rev Hsg Cypress Trace
           Apt Ser G (AMT).............................         6.600   07/01/38      6,738,502
  4,905    Florida Hsg Fin Corp Rev Hsg Westchase Apt
           Ser B (AMT).................................         6.610   07/01/38      4,279,809
  1,500    Harbour Isles Cmnty Dev Dist of FL..........         6.125   05/01/35      1,519,125
    310    Heritage Harbor Cmnty Dev Dist FL Rev
           Recntl......................................         7.750   05/01/23        289,661
    850    Heritage Harbor Cmnty Dev Dist FL Rev Spl
           Assmt Ser A.................................         6.700   05/01/19        874,259
  1,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper
           Cove Apt Proj Ser A (AMT)...................         7.375   07/01/40      1,453,620
  1,000    Islands at Doral III Cmnty 2004 Ser A.......         5.900   05/01/35      1,006,960
  1,000    Islands at Doral NE Cmnty Dev...............         6.250   05/01/34      1,017,750
    815    Lake Saint Charles, FL Cmnty Dev Dist Spl
           Assmt Rev...................................         7.875   05/01/17        840,518
  2,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
           Cypress Cove Hlthpk Ser A...................         6.750   10/01/32      2,047,200
  3,535    Leon Cnty, FL Ed Fac Auth Rev Southgate
           Residence Hall Ser A Rfdg...................         6.750   09/01/28      3,559,356
  1,295    Lexington Cmnty Dev Dist FL.................         6.125   05/01/34      1,317,106
    135    Marshall Creek Cmnty Dev FL Spl Assmt Ser
           B...........................................         6.750   05/01/07        135,925
  2,500    Meadow Woods Cmnty Dev Dist FL Ser A........         6.050   05/01/35      2,522,200
  1,000    Miami Beach, FL Hlth Fac Hosp Mt Sinai Med
           Ctr FL Proj.................................         5.375   11/15/28        880,810
  2,500    Miami Beach, FL Hlth Fac Hosp Mt Sinai Med
           Ctr Rfdg (Acquired 04/26/04, Cost
           $2,412,158) (a).............................         6.750   11/15/29      2,594,775
  3,000    Midtown Miami, FL Cmnty Dev Dist Ser A......         6.000   05/01/24      3,064,470
  1,325    Miromar Lakes Cmnty Dev Dist Ser B..........         7.250   05/01/12      1,397,027
    930    Northern Palm Beach Cnty Dist FL Impt Wtr
           Ctl & Impt Unit Dev No 16 Rfdg..............         7.500   08/01/24        993,379
  2,050    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg...................         8.625   07/01/20      2,131,283
  2,250    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg...................         8.750   07/01/26      2,314,283
  1,560    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys..........................         5.875   11/15/11      1,753,175
  1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys..........................         6.375   11/15/20      1,102,890
  2,000    Orange Cnty, FL Hlth Fac Auth Rev
           Westminster Cmnty Care......................         6.600   04/01/24      1,748,880
  1,000    Overoaks, FL Cmnty Dev Dist CA Ser A........         6.125   05/01/35      1,003,800

See Notes to Financial Statements                                             13

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 2,340    Pinellas Cnty, FL Ed Fac Auth Rev College
           Harbor Proj Ser A...........................         8.250%  12/01/21   $  2,436,385
  1,685    Pinellas Cnty, FL Ed Fac Auth Rev College
           Harbor Proj Ser A...........................         8.500   12/01/28      1,758,533
  3,000    Pinellas Cnty, FL Hlth Fac Auth Oaks of
           Clearwater Proj.............................         6.250   06/01/34      3,011,730
  2,000    Reunion West Cmnty Dev Dist.................         6.250   05/01/36      2,028,360
    990    Saddlebrook, FL Cmnty Ser A.................         6.900   05/01/33      1,040,213
  1,000    Saint John's Cnty, FL Indl Dev Auth Hlthcare
           Glenmoor Saint John's Proj Ser A............         8.000   01/01/30      1,031,340
  2,000    Saint John's Cnty, FL Indl Dev Auth Hlthcare
           Rev Bayview Proj Ser A......................         7.100   10/01/26      2,002,320
  6,000    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac
           Sunnyside Ppty..............................         6.700   07/01/25      3,976,200
  2,015    Silver Palms Cmnty Dev Dist.................         5.900   05/01/34      1,991,263
  1,300    South Dade Venture Cmnty Dev................         6.125   05/01/34      1,317,602
    315    Stoneybrook West Cmnty Dev Dist FL Spl Assmt
           Rev Ser B...................................         6.450   05/01/10        320,207
     22    Tara Cmnty Dev Dist 1 FL Cap Impt Rev Ser
           B...........................................         6.750   05/01/10         22,412
  1,787    University Square Cmnty Dev Dist FL Cap Impt
           Rev (Acquired 10/07/99, Cost $1,785,270)
           (a).........................................         6.750   05/01/20      1,883,212
  2,000    Volusia Cnty, FL Indl Dev Auth Bishops Glen
           Proj Rfdg (Prerefunded @ 11/01/06)..........         7.625   11/01/26      2,270,620
  1,000    World Commerce Cmnty Dev Dist Ser A1........         6.250   05/01/22      1,005,700
  1,715    World Commerce Cmnty Dev Dist Ser A2........         6.125   05/01/35      1,738,890
                                                                                   ------------
                                                                                     88,844,594
                                                                                   ------------
           GEORGIA  2.4%
  2,000    Atlanta, GA Tax Alloc Atlantic Sta Proj.....         7.750   12/01/14      2,088,680
  2,385    Atlanta, GA Urban Residential Fin Auth
           Multi-Family Rev John Eagan Proj Ser A
           (AMT).......................................         6.750   07/01/30      2,290,649
  2,750    De Kalb Cnty, GA Residential Care Fac Kings
           Bridge Ser A................................         8.250   07/01/26      2,862,833
  1,000    Effingham Cnty, GA Dev Auth Solfort James
           Proj (AMT)..................................         5.625   07/01/18        977,000
  4,000    Fulton Cnty, GA Hsg Auth Multi-Family Hsg
           Rev Azalea Manor Proj Ser A (Acquired
           02/18/98, Cost $4,000,000) (a) (b)..........         6.500   02/01/28      1,980,000
  1,800    Fulton Cnty, GA Residential Care Canterbury
           Court Proj Ser A............................         6.000   02/15/22      1,811,592
    650    Fulton Cnty, GA Residential Care Canterbury
           Court Proj Ser A............................         6.125   02/15/34        644,170
  2,000    Fulton Cnty, GA Residential Care Sr Lien RHA
           Asstd Living Ser A..........................         7.000   07/01/29      1,942,560
  4,000    Milledgeville Baldwin Cnty GA College & St
           Univ Fndtn..................................         5.625   09/01/30      4,120,720

 14                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           GEORGIA (CONTINUED)
$ 1,000    Private Colleges & Univ Auth GA Mercer Hsg
           Corp Proj Ser A.............................         6.000%  06/01/21   $  1,050,310
  2,930    Renaissance on Peachtree Unit Invt Tr Ctf GA
           Custody Ctf (Variable Rate Coupon)..........        12.334   10/01/25      3,265,397
                                                                                   ------------
                                                                                     23,033,911
                                                                                   ------------
           HAWAII  3.0%
  3,000    Hawaii St Dept Budget & Fin Spl Purp Rev
           Kahala Nui Proj Ser A.......................         8.000   11/15/33      3,150,240
  1,820    Hawaii St Dept Trans Spl Fac Rev Continental
           Airl Inc (AMT)..............................         5.625   11/15/27      1,217,380
 19,575    Honolulu, HI City & Cnty Ser B (MBIA
           Insd).......................................         5.000   07/01/13     21,778,949
  2,825    Kuakini, HI Hlth Sys Spl Ser A..............         6.375   07/01/32      2,908,987
                                                                                   ------------
                                                                                     29,055,556
                                                                                   ------------
           IDAHO  0.1%
  1,000    Idaho Hlth Fac Auth Rev Vly Vista Care Ser A
           Rfdg........................................         7.875   11/15/29        969,610
                                                                                   ------------

           ILLINOIS  8.6%
  2,500    Bolingbrook, IL Cap Apprec Ser B (MBIA
           Insd).......................................          *      01/01/29        660,900
  1,993    Bolingbrook, IL Spl Svc Area No 01-1........         7.375   07/01/31      2,135,878
  1,500    Bolingbrook, IL Spl Svc Area No 1 Spl Tax
           Augusta Vlg Proj (Acquired 11/13/02, Cost
           $1,500,000) (a).............................         6.750   03/01/32      1,558,635
  1,906    Bolingbrook, IL Spl Svc Area No 3 Lakewood
           Ridge Proj..................................         7.050   03/01/31      2,024,363
    964    Cary, IL Spl Tax Svc Area No 1 Cambridge Ser
           A...........................................         7.625   03/01/30      1,047,396
  3,000    Chicago, IL Lakefront Millenium Pkg Fac
           (MBIA Insd) (e).............................       0/5.700   01/01/25      2,967,900
  7,750    Chicago, IL O'Hare Intl Arpt Rev RR II R
           239-1 (AMT) (Inverse Fltg) (Acquired
           08/18/03, Cost $8,410,439) (FSA Insd) (a)
           (f).........................................         9.664   01/01/19      9,518,628
  3,600    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
           United Airl Inc Proj Ser B Rfdg (AMT) (b)
           (c).........................................         6.100   11/01/35        972,000
  5,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd).....         5.500   01/01/38      5,387,250
  4,000    Chicago, IL Spl Assmt Lakeshore East Proj...         6.625   12/01/22      4,152,360
    880    Chicago, IL Tax Increment Alloc Read Dunning
           Ser B (ACA Insd)............................         7.250   01/01/14        948,710
  2,000    Chicago, IL Tax Increment Alloc Sub Cent
           Loop Redev Ser A............................         6.500   12/01/05      2,080,860
  3,000    Chicago, IL Tax Increment Alloc Sub Cent
           Loop Redev Ser A (ACA Insd).................         6.500   12/01/06      3,234,090
  1,925    Chicago, IL Tax Increment Alloc Sub Cent
           Loop Redev Ser A (ACA Insd).................         6.500   12/01/08      2,157,906

See Notes to Financial Statements                                             15

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 1,000    Clay Cnty, IL Hosp Rev......................         5.900%  12/01/28   $    933,700
  1,295    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
           Timber Proj.................................         7.375   03/01/11      1,368,530
  1,245    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
           Timber Proj.................................         7.750   03/01/27      1,357,461
  1,500    Godfrey, IL Rev Utd Methodist Vlg Ser A.....         5.875   11/15/29      1,127,190
  2,700    Hoopeston, IL Hosp Cap Impt Rev Hoopeston
           Cmnty Mem Hosp Rfdg.........................         6.550   11/15/29      2,485,485
  1,810    Huntley, IL Increment Alloc Rev Huntley
           Redev Proj Ser A............................         8.500   12/01/15      1,901,170
    253    Huntley, IL Spl Svc Area No 10 Spl Tax Ser
           A...........................................         6.250   03/01/09        256,238
  2,621    Huntley, IL Spl Svc Area No 10 Spl Tax Ser
           A...........................................         6.500   03/01/29      2,676,539
  1,405    Illinois Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj................................         8.000   11/15/16      1,259,540
    500    Illinois Fin Auth Rev Fairview Oblig Group
           Ser A Rfdg..................................         6.000   08/15/20        502,135
    500    Illinois Fin Auth Rev Fairview Oblig Grp Ser
           A Rfdg......................................         6.125   08/15/27        494,560
  3,000    Illinois Fin Auth Rev Northwestern Mem Hosp
           Ser A.......................................         5.500   08/15/43      3,088,020
  1,000    Illinois Hlth Fac Auth Rev Ctr Baptist Home
           Proj........................................         7.125   11/15/29        975,380
  2,500    Illinois Hlth Fac Auth Rev Decatur Mem
           Hosp........................................         5.750   10/01/24      2,591,700
  3,000    Illinois Hlth Fac Auth Rev Fairview Oblig
           Grp Ser A Rfdg (Prerefunded @ 08/15/06).....         7.400   08/15/23      3,339,480
  1,000    Illinois Hlth Fac Auth Rev Lifelink Corp
           Oblig Group Ser B (Prerefunded @
           02/15/05)...................................         8.000   02/15/25      1,023,550
    650    Illinois Hlth Fac Auth Rev Loyola Univ Hlth
           Sys Ser A...................................         6.000   07/01/21        676,793
  1,200    Illinois Hlth Fac Auth Rev Lutheran Sr
           Ministries Oblig Ser A......................         7.375   08/15/31      1,200,624
  1,500    Illinois Hlth Fac Auth Rev Peace Mem
           Ministries Proj (Prerefunded @ 08/15/06)....         7.500   08/15/26      1,672,350
  1,545    Illinois Hlth Fac Auth Rev Proctor Cmnty
           Hosp Proj...................................         7.500   01/01/11      1,546,051
    250    Illinois Hlth Fac Auth Rev Ser A Rfdg.......         6.200   08/15/23        252,930
  1,125    Illinois Hlth Fac Auth Rev Ser A Rfdg.......         6.400   08/15/33      1,138,590
    700    Illinois Hlth Fac Auth Rev Silver Cross Hosp
           & Med Rfdg..................................         5.500   08/15/19        719,901
  2,375    Lake Cnty, IL Fst Presv Dist Ld Acquisition
           & Dev.......................................         5.750   12/15/16      2,734,338
    675    Lake Cnty, IL Fst Presv Dist Ld Acquisition
           & Dev.......................................         5.750   12/15/17        777,128
     80    Lake, Cook, Kane & McHenry Cntys, IL Cmnty
           Unit Sch Dist No 22 (FGIC Insd).............         5.750   12/01/19         91,359

 16                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 1,223    Montgomery, IL Spl Assmt Impt Lakewood Creek
           Proj........................................         7.750%  03/01/30   $  1,354,020
  1,800    Peoria, IL Spl Tax Weaverridge Spl Svc
           Area........................................         8.050   02/01/17      1,909,440
  2,000    Plano, IL Spl Svc Area No 1 Lakewood Springs
           Proj Ser A..................................         6.200   03/01/34      1,987,820
  2,095    Regional Tran Auth IL Ser B (AMBAC Insd)....         8.000   06/01/17      2,930,360
    955    Sterling, IL Rev Hoosier Care Proj Ser A....         7.125   06/01/34        876,757
                                                                                   ------------
                                                                                     84,096,015
                                                                                   ------------
           INDIANA  1.1%
    825    Crawfordsville, IN Redev Cmnty Redev Dist
           Tax Increment Rev (Acquired 10/15/97, Cost
           $825,000) (a)...............................         7.000   02/01/12        840,114
  1,915    Indiana Hlth Fac Fin Auth Rev Hoosier Care
           Proj Ser A..................................         7.125   06/01/34      1,759,942
  6,500    Indiana Hlth Fac Hosp Rev Cmnty Fndtn
           Northwest IN Ser A..........................         6.000   03/01/34      6,389,435
  2,000    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
           (AMT).......................................         6.375   11/01/29      2,086,140
                                                                                   ------------
                                                                                     11,075,631
                                                                                   ------------
           IOWA  0.5%
  2,000    Estherville, IA Hosp Rev Avera Holy Family
           Proj........................................         6.250   07/01/26      2,123,080
  1,975    Iowa Fin Auth Hlth Care Fac Care Initiatives
           Proj Rfdg...................................         9.250   07/01/25      2,393,700
                                                                                   ------------
                                                                                      4,516,780
                                                                                   ------------
           KANSAS  0.7%
    910    Lawrence, KS Coml Dev Rev Holiday Inn Sr Ser
           A Rfdg......................................         8.000   07/01/16        840,540
  1,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc
           Ser B.......................................         6.250   05/15/26      1,011,530
    915    Manhattan, KS Coml Dev Rev Holiday Inn Sr
           Ser A Rfdg..................................         8.000   07/01/16        845,158
  2,000    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
           Inc Ser A...................................         8.000   05/15/30      2,182,960
  1,500    Overland Pk, KS Dev Corp Rev First Tier
           Overland Park Ser A.........................         7.375   01/01/32      1,534,755
                                                                                   ------------
                                                                                      6,414,943
                                                                                   ------------
           KENTUCKY  0.1%
  1,000    Kenton Cnty, KY Arpt Brd Spl Fac Rev Mesaba
           Aviation Inc Proj Ser A (AMT)...............         6.700   07/01/29        790,740
                                                                                   ------------

See Notes to Financial Statements                                             17

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           LOUISIANA  1.0%
$ 2,135    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
           Plantation Ser A............................         7.125%  01/01/28   $  1,603,663
  2,000    Louisiana Hsg Fin Agy Rev Azalea Estates A
           Rfdg (AMT) (GNMA Collateralized)............         5.375   10/20/39      2,016,760
  2,000    Louisiana Loc Govt Environment Fac Hlthcare
           Saint James Place Ser A Rfdg................         8.000   11/01/29      1,348,420
  1,000    Louisiana Pub Fac Auth Rev Progressive
           Hlthcare....................................         6.375   10/01/20        936,750
  1,000    Louisiana Pub Fac Auth Rev Progressive
           Hlthcare....................................         6.375   10/01/28        891,830
  3,282    Louisiana St Univ & Agric & Mechanical
           College Univ Rev Master Agreement (Acquired
           11/30/98, Cost $3,282,396) (a)..............         5.750   10/30/18      3,105,016
                                                                                   ------------
                                                                                      9,902,439
                                                                                   ------------
           MARYLAND  2.1%
  1,000    Baltimore Cnty, MD Mtg Rev Shelter Elder
           Care Ser A..................................         7.250   11/01/29        977,460
  4,000    Frederick Cnty, MD Spl Oblig Urbana Cmnty
           Dev Auth Ser A..............................         5.950   07/01/30      4,015,120
  1,000    Frederick Cnty, MD Spl Oblig Urbana Cmnty
           Dev Auth Ser B..............................         6.250   07/01/30      1,003,750
    595    Maryland St Econ Dev Corp Air Cargo Rev Afco
           Cargo BWI II LLC Proj (AMT).................         6.250   07/01/07        592,989
  1,200    Maryland St Econ Dev Corp MD Golf Course
           Sys.........................................         8.250   06/01/28      1,116,276
  1,540    Maryland St Hlth & Higher Ed Calvert Hlth
           Sys.........................................         5.500   07/01/36      1,588,525
  1,000    Maryland St Hlth & Higher Ed Medstar Hlth
           Rfdg........................................         5.500   08/15/33      1,011,710
  3,000    Montgomery Cnty, MD Econ Dev Editorial Proj
           In Ed Ser A (Acquired 09/28/98, Cost
           $3,002,660) (a).............................         6.400   09/01/28      2,857,260
  1,652    Prince Georges Cnty, MD Rev.................         8.000   04/01/16      1,376,314
  3,000    Prince Georges Cnty, MD Spl Oblig Spl Assmt
           Woodview Ser A..............................         8.000   07/01/26      3,244,050
  1,000    Westminster, MD Econ Dev Carroll Lutheran
           Vlg Ser A...................................         6.000   05/01/24      1,019,500
  1,500    Westminster, MD Econ Dev Carroll Lutheran
           Vlg Ser A...................................         6.250   05/01/34      1,539,585
                                                                                   ------------
                                                                                     20,342,539
                                                                                   ------------
           MASSACHUSETTS  3.1%
  1,000    Massachusetts St Dev Fin Agy Briarwood Ser
           B...........................................         8.000   12/01/22      1,053,500
    880    Massachusetts St Dev Fin Agy Rev Gtr Lynn
           Mental Hlth (Acquired 07/27/00, Cost
           $880,000) (a)...............................         7.750   06/01/18        911,363

 18                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           MASSACHUSETTS (CONTINUED)
$ 1,930    Massachusetts St Dev Fin Agy Rev Hillcrest
           Ed Ctr Inc..................................         6.375%  07/01/29   $  1,852,202
  2,970    Massachusetts St Dev Fin Agy Rev Hlthcare
           Fac Alliance Ser A..........................         7.100   07/01/32      2,875,316
  1,000    Massachusetts St Dev Fin Agy Rev MCHSP Human
           Svc Providers Ser A (Prerefunded @
           07/01/10)...................................         8.000   07/01/20      1,245,790
  3,765    Massachusetts St Dev Fin Agy Rev New England
           Ctr For Children............................         6.000   11/01/19      3,798,245
  3,100    Massachusetts St Hlth & Ed Civic Investments
           Ser B.......................................         9.150   12/15/23      3,585,646
  1,000    Massachusetts St Hlth & Ed Nichols College
           Issue Ser C.................................         6.000   10/01/17      1,047,950
  1,000    Massachusetts St Hlth & Ed Northern
           Berkshire Hlth Ser B (d)....................         6.250   07/01/24        983,200
  1,940    Massachusetts St Indl Fin Agy Assisted
           Living Fac Rev Marina Bay LLC Proj (AMT)....         7.500   12/01/27      1,973,116
    990    Massachusetts St Indl Fin Agy Assisted
           Living Fac Rev Newton Grp Pptys LLC Proj
           (AMT).......................................         8.000   09/01/27      1,048,172
    605    Massachusetts St Indl Fin Agy Rev First Mtg
           GF/Pilgrim Inc Proj.........................         6.500   10/01/15        550,725
  2,000    Massachusetts St Indl Fin Agy Rev First Mtg
           GF/Pilgrim Inc Proj.........................         6.750   10/01/28      1,749,380
  2,900    Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth (Acquired 06/24/98, Cost
           $2,900,000) (a).............................         6.375   06/01/18      2,797,804
    655    Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth (Acquired 06/24/98, Cost
           $655,000) (a)...............................         6.200   06/01/08        637,400
  4,000    Massachusetts St Indl Fin Agy Rev Swr Fac
           Res Ctl Composting (AMT) (Acquired 08/10/89,
           Cost $4,000,000) (a)........................         9.250   06/01/10      4,011,280
                                                                                   ------------
                                                                                     30,121,089
                                                                                   ------------
           MICHIGAN  1.3%
  2,500    Chelsea, MI Econ Dev Corp Rev Utd Methodist
           Retirement Rfdg.............................         5.400   11/15/27      2,315,300
    875    Detroit, MI Loc Dev Fin Auth Tax Increment
           Sub Ser C (Acquired 09/08/97, Cost $875,000)
           (a).........................................         6.850   05/01/21        855,881
  1,700    Hillsdale, MI Hosp Fin Hillsdale Cmnty Hlth
           Ctr.........................................         5.000   05/15/13      1,673,837
  2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev
           First Mtg Burcham Hills Ser A Rfdg..........         7.500   07/01/13      2,443,440

See Notes to Financial Statements                                             19

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           MICHIGAN (CONTINUED)
$ 3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev
           First Mtg Burcham Hills Ser A Rfdg..........         7.750%  07/01/19   $  3,517,602
 11,084    Michigan St Strategic Fd Ltd Oblig Rev Great
           Lakes Pulp & Fiber Proj (AMT) (b) (g).......         8.000   12/01/27      1,640,365
                                                                                   ------------
                                                                                     12,446,425
                                                                                   ------------
           MINNESOTA  3.2%
  2,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare
           Ctr Proj....................................         7.750   02/01/31      2,074,040
  1,000    Cambridge, MN Hsg & Hlthcare Fac Rev
           Grandview West Proj Ser B...................         6.000   10/01/33        909,790
  2,000    Carlton, MN Hlth & Hsg Fac Intermediate
           Faith Social Svc Inc Proj...................         7.500   04/01/19      2,080,020
  1,000    Dakota Cnty, MN Hsg & Redev.................         6.250   05/01/29        950,000
  2,500    Duluth, MN Econ Dev Auth Benedictine Hlth
           Sys Saint Marys Hosp........................         5.250   02/15/33      2,509,950
  1,500    Duluth, MN Econ Dev Auth Saint Lukes Hosp...         7.250   06/15/32      1,570,665
  1,000    Duluth, MN Econ Dev Hlth Care Saint Lukes
           Hosp........................................         6.000   06/15/12      1,003,560
  2,000    Glencoe, MN Hlthcare Fac Rev................         7.500   04/01/31      2,153,520
  6,890    Minneapolis & Saint Paul, MN Met Northwest
           Airl Proj Ser A (AMT).......................         7.000   04/01/25      5,727,381
  1,000    Minneapolis & Saint Paul, MN Met Northwest
           Airl Proj Ser B (AMT).......................         6.500   04/01/25        959,010
  1,500    Oakdale, MN Rev Sr Hsg Oak Meadows Proj
           Rfdg........................................         6.250   04/01/34      1,524,045
  1,425    Ramsey, MN Lease Rev Pact Charter Sch Proj
           Ser A.......................................         6.750   12/01/33      1,447,244
  1,500    Saint Cloud, MN Hsg & Redev Auth Sterling
           Heights Apt Proj (AMT)......................         7.550   04/01/39      1,470,270
  1,225    Saint Paul, MN Hsg & Redev Auth Hosp Rev
           Hltheast Proj Ser A Rfdg....................         6.625   11/01/17      1,238,193
  1,000    Saint Paul, MN Hsg & Redev Auth Higher
           Ground Academy Ser A Rfdg...................         6.625   12/01/23      1,020,660
  1,000    Saint Paul, MN Hsg & Redev Cmnty of Peace
           Academy Proj Ser A..........................         7.875   12/01/30      1,062,850
  1,500    Saint Paul, MN Port Auth Hotel Fac Rev
           Radisson Kellogg Proj Ser 2 Rfdg............         7.375   08/01/29      1,521,990
  1,000    Shakopee, MN Hlthcare Saint Francis Regl Med
           Ctr (d).....................................         5.250   09/01/34        987,020
  1,450    Winona, MN Hlthcare Winona Hlth Ser A.......         6.000   07/01/34      1,479,218
                                                                                   ------------
                                                                                     31,689,426
                                                                                   ------------
           MISSISSIPPI  0.1%
    615    Mississippi Business Fin Corp (AMT).........         7.250   07/01/34        624,625
                                                                                   ------------

 20                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           MISSOURI  3.9%
$ 1,250    Cole Cnty, MO Indl Dev Auth Living Fac Rev
           Lutheran Svc Heisinger Proj.................         5.500%  02/01/35   $  1,273,200
  1,000    Fenton, MO Tax Increment Rev & Impt Gravois
           Bluffs Proj Rfdg............................         6.125   10/01/21      1,027,330
  1,000    Fenton, MO Tax Increment Rev & Impt Gravois
           Bluffs Proj Rfdg............................         7.000   10/01/21      1,081,850
    320    Ferguson, MO Tax Increment Rev Crossings at
           Halls Ferry Proj............................         7.250   04/01/07        321,379
  3,095    Ferguson, MO Tax Increment Rev Crossings at
           Halls Ferry Proj............................         7.625   04/01/17      3,116,789
    484    Ferguson, MO Tax Increment Rev Crossings at
           Halls Ferry Proj............................         7.625   04/01/18        487,407
  2,000    Kansas City, MO Indl Dev Auth First Mtg
           Bishop Spencer Ser A........................         6.250   01/01/24      2,026,940
  1,500    Kansas City, MO Indl Dev Auth First Mtg
           Bishop Spencer Ser A........................         6.500   01/01/35      1,521,885
    988    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Brentwood Manor Apt Proj Ser B
           (AMT).......................................         7.250   10/15/38        972,627
  1,831    Kansas City, MO Multi-Family Hsg Rev
           Northwoods Apt Proj Ser A (AMT).............         6.450   05/01/40      1,827,063
    955    Kansas City, MO Multi-Family Hsg Rev Vlg
           Green Apt Proj (AMT)........................         6.250   04/01/30        695,202
  3,000    Kansas City, MO Indl Dev Plaza Lib Proj.....         5.900   03/01/24      2,970,090
 10,820    Missouri St Hlth & Ed Fac Auth Rev Drivers
           Ser 362 (Inverse Fltg) (Acquired 07/21/03,
           Cost $12,044,675) (a) (f)...................         8.570   05/15/11     12,379,595
  2,220    Nevada, MO Hosp Rev Nevada Regional Med
           Ctr.........................................         6.750   10/01/22      2,289,775
  5,000    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
           (Acquired 01/12/99, Cost $4,910,436) (a)....         6.500   12/01/28      5,092,300
  1,000    Sikeston, MO Elec Rev Rfdg (MBIA Insd)......         6.000   06/01/15      1,206,570
                                                                                   ------------
                                                                                     38,290,002
                                                                                   ------------
           NEVADA  0.9%
  3,500    Clark Cnty, NV Indl Dev Rev Southwest Gas
           Corp Proj Ser D1 (AMT) (FGIC Insd)..........         5.250   03/01/38      3,544,835
  1,000    Clark Cnty, NV Pollutn Ctl Rev Southn CA
           Rfdg (AMT)..................................         3.250   06/01/31        992,170
  3,000    Henderson, NV Hlthcare Fac Rev Catholic
           Hlthcare West Ser A.........................         5.625   07/01/24      3,092,820
  1,000    Las Vegas, NV Loc Impt Bds Spl Impt Dist No
           607.........................................         6.000   06/01/19      1,030,480
                                                                                   ------------
                                                                                      8,660,305
                                                                                   ------------

See Notes to Financial Statements                                             21

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           NEW HAMPSHIRE  0.9%
$ 1,500    New Hampshire Higher Ed & Hlth Brewster
           Academy.....................................         6.750%  06/01/25   $  1,511,640
  2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Havenwood-Heritage Heights..................         7.350   01/01/18      2,078,920
  2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Havenwood-Heritage Heights..................         7.450   01/01/25      2,066,460
  1,000    New Hampshire Hlth & Ed Fac Auth Rev NH
           College Issue...............................         7.500   01/01/31      1,079,960
  1,500    New Hampshire Hlth & Ed Fac Hlthcare Sys
           Covenant Hlth...............................         5.500   07/01/34      1,521,915
  1,000    New Hampshire St Business Fin Auth Rev Alice
           Peck Day Hlth Sys Ser A.....................         6.875   10/01/19      1,004,120
                                                                                   ------------
                                                                                      9,263,015
                                                                                   ------------
           NEW JERSEY  4.7%
  2,240    Camden Cnty, NJ Impt Auth Lease Rev Dockside
           Refrig (Acquired 01/29/97, Cost $2,299,415)
           (a) (b) (c).................................         8.400   04/01/24      1,800,400
  1,000    Middlesex Cnty, NJ Pollutn Ctl Pollutn Ctl
           Amerada Rfdg................................         6.050   09/15/34      1,037,830
  2,000    New Jersey Econ Dev Auth Cedar Crest Vlg Inc
           Fac Ser A...................................         7.000   11/15/16      2,031,860
  2,000    New Jersey Econ Dev Auth Continental Airl
           Inc Proj (AMT)..............................         6.250   09/15/19      1,577,380
  2,000    New Jersey Econ Dev Auth First Mtg
           Franciscan Oaks Proj........................         5.700   10/01/17      1,929,400
  1,000    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Ser A...................................         8.000   11/15/15      1,080,550
  1,000    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Ser A...................................         8.125   11/15/18      1,054,980
  1,440    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Ser A...................................         8.125   11/15/23      1,555,286
  1,000    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A (Prerefunded @
           11/01/06)...................................         8.500   11/01/16      1,143,840
  1,500    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A (Prerefunded @
           11/01/06)...................................         8.625   11/01/25      1,719,450
  1,510    New Jersey Econ Dev Auth Rev Kullman Assoc
           Proj Ser A (AMT)............................         6.125   06/01/18      1,277,898
  2,000    New Jersey Econ Dev Auth Rev Sr Living Fac
           Esplanade Bear (AMT)........................         7.000   06/01/39      1,657,000
  3,000    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
           Glen Proj Ser A (Prerefunded @ 05/15/06)....         8.750   05/15/26      3,384,900
  4,030    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj (AMT).............         6.400   09/15/23      3,139,330

 22                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           NEW JERSEY (CONTINUED)
$ 4,000    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj (AMT).............         6.250%  09/15/29   $  2,985,360
 10,000    New Jersey Econ Dev Auth Tics Ser 1 (Inverse
           Fltg) (Acquired 01/21/04, Cost $11,338,364)
           (AMBAC Insd) (a) (f)........................         8.138   03/01/11     11,263,600
  2,500    New Jersey Econ Dev Auth Utd Methodist Homes
           NJ Oblig....................................         5.750   07/01/29      2,405,675
  3,225    New Jersey Hlthcare Fac Fin Auth Rev Cap
           Hlth Sys Oblig Grp Ser A....................         5.375   07/01/33      3,244,834
    810    New Jersey Hlthcare Fac Fin Auth Rev Raritan
           Bay Med Ctr Issue Rfdg......................         7.250   07/01/14        843,534
  1,060    New Jersey St Ed Fac Auth Rev Felician
           College of Lodi Ser D (Acquired 11/07/97,
           Cost $1,060,000) (a)........................         7.375   11/01/22      1,070,600
                                                                                   ------------
                                                                                     46,203,707
                                                                                   ------------
           NEW MEXICO  0.6%
  4,155    Albuquerque, NM Retirement Fac Rev La Vida
           Llena Proj Ser B Rfdg.......................         6.600   12/15/28      4,061,263
  1,030    New Mexico Hsg Auth Region III Sr Brentwood
           Gardens Apt Ser A (AMT).....................         6.850   12/01/31      1,060,066
    750    Ventana West Pub Impt Dist NM...............         6.875   08/01/33        763,035
                                                                                   ------------
                                                                                      5,884,364
                                                                                   ------------
           NEW YORK  5.4%
    980    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
           Allen Proj Ser A............................         6.875   06/01/39        930,510
  1,400    Brookhaven, NY Indl Dev Agy Sr Residential
           Hsg Rev Woodcrest Estates Fac Ser A (AMT)...         6.375   12/01/37      1,390,284
  3,500    Dutchess Cnty, NY Indl Dev Agy Saint Francis
           Hosp Ser A Rfdg.............................         7.500   03/01/29      3,472,210
  2,220    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
           Proj........................................         8.000   11/15/15      2,391,273
  3,125    Nassau Cnty, NY Interim Fin Auth Sales Tax
           Sec Ser A (AMBAC Insd)......................         5.000   11/15/12      3,486,656
  3,000    New York City Indl Dev Agy JFK Intl Arpt
           Proj Ser B (AMT)............................         8.500   08/01/28      2,270,880
  4,800    New York City Ser A.........................         7.000   08/01/07      5,262,336
    200    New York City Ser A (Prerefunded @
           08/01/06)...................................         7.000   08/01/07        221,760
  2,130    New York City Ser D.........................         8.000   02/01/05      2,173,090
    870    New York City Ser D (Escrowed to
           Maturity)...................................         8.000   02/01/05        888,557
  5,000    New York City Ser I (MBIA Insd).............         5.000   08/01/17      5,451,900
  5,000    New York City Transitional Drivers Ser 386
           (Inverse Fltg) (Acquired 02/02/04, Cost
           $5,429,169) (a) (f).........................         8.660   02/01/12      5,544,850
  1,360    New York St Dorm Auth Rev NY Methodist
           Hosp........................................         5.250   07/01/24      1,420,588

See Notes to Financial Statements                                             23

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           NEW YORK (CONTINUED)
$ 2,000    New York St Dorm Auth Rev NY Methodist
           Hosp........................................         5.250%  07/01/33   $  2,045,040
  2,500    New York St Energy Resh & Dev Auth Gas Fac
           Rev (Inverse Fltg) (f)......................        11.509   04/01/20      3,113,450
  1,975    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
           Highpointe at Malta Proj Ser A..............         6.875   06/01/39      1,799,383
  1,000    Suffolk Cnty, NY Gurwin Jewish Phase II.....         6.700   05/01/39      1,025,690
  1,000    Suffolk Cnty, NY Indl Dev Agy Continuing
           Care Retirement Cmnty Rev...................         7.250   11/01/28      1,042,540
    980    Suffolk Cnty, NY Indl Dev Agy Eastern Long
           Is Hosp Assoc Ser A.........................         7.750   01/01/22        992,544
  1,400    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
           Spellman High Voltage Fac Ser A (AMT).......         6.375   12/01/17      1,246,798
  1,445    Suffolk Cnty, NY Indl Dev Agy Peconic
           Landing Ser A...............................         8.000   10/01/20      1,535,298
  1,000    Syracuse, NY Indl Dev Agy Rev First Mtg
           Jewish Home Ser A...........................         7.375   03/01/31      1,019,650
  2,315    Utica, NY Indl Dev Agy Civic Utica College
           Civic Fac...................................         6.750   12/01/21      2,398,687
  1,000    Westchester Cnty, NY Indl Dev Hebrew Hosp Sr
           Hsg Inc Ser A...............................         7.375   07/01/30      1,063,800
                                                                                   ------------
                                                                                     52,187,774
                                                                                   ------------
           NORTH CAROLINA  1.4%
  2,000    North Carolina Med Care Commn First Mtg Utd
           Methodist Homes.............................         7.000   10/01/17      2,067,000
 10,000    North Carolina St Rites PA 1246 (Inverse
           Fltg) (Acquired 03/16/04, Cost $11,756,148)
           (a) (f).....................................         8.081   03/01/12     11,289,500
                                                                                   ------------
                                                                                     13,356,500
                                                                                   ------------
           NORTH DAKOTA  0.3%
  2,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly
           Square Proj.................................         6.250   12/01/34      1,900,160
    955    Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly
           Square Proj.................................         6.375   12/01/34        927,047
                                                                                   ------------
                                                                                      2,827,207
                                                                                   ------------
           OHIO  2.9%
  5,000    Athens Cnty, OH Hosp Fac Rev Impt O'Bleness
           Mem Ser A Rfdg..............................         7.125   11/15/33      5,072,650
  3,000    Cleveland-Cuyahoga Cnty, OH Spl Assmt/Tax
           Increment...................................         7.000   12/01/18      3,132,540
  1,000    Cuyahoga Cnty, OH Hlthcare Fac Franciscan
           Cnty, OH Inc. Proj Ser C....................         6.250   05/15/32        996,000
    623    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park
           Lane Apt Ser A1 Rfdg (e)....................   6.000/7.625   10/01/37        454,100
  1,081    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park
           Lane Apt Ser A2 Rfdg (b)....................         5.460   10/01/37          1,081

 24                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           OHIO (CONTINUED)
$ 5,000    Cuyahoga Cnty, OH Rev Ser A Rfdg............         6.000%  01/01/32   $  5,381,700
  1,760    Dayton, OH Spl Fac Rev Air Freight Cargo Day
           LLC Proj (AMT)..............................         6.300   04/01/22      1,582,838
  7,510    Erie Cnty, OH Hosp Fac Rev Firelands Regl
           Med Ctr Ser A...............................         5.625   08/15/32      7,696,023
  1,500    Lucas Cnty, OH Hlthcare & Impt Sunset
           Retirement Rfdg.............................         6.500   08/15/20      1,591,650
  2,875    Madison Cnty, OH Hosp Impt Rev Madison Cnty
           Hosp Proj Rfdg..............................         6.400   08/01/28      2,664,148
                                                                                   ------------
                                                                                     28,572,730
                                                                                   ------------
           OKLAHOMA  1.8%
  1,000    Citizen Potawatomi Nation OK Ser A..........         6.500   09/01/16      1,013,620
    605    Langston, OK Econ Dev Langston Cmnty Dev
           Corp Proj Ser A.............................         7.000   08/01/10        603,064
    750    Langston, OK Econ Dev Langston Cmnty Dev
           Corp Proj Ser A.............................         7.400   08/01/17        737,423
  1,000    Langston, OK Econ Dev Langston Cmnty Dev
           Corp Proj Ser A.............................         7.625   08/01/20        988,100
  1,000    Oklahoma Cnty, OK Fin Auth Epworth Villa
           Proj Ser A Rfdg.............................         7.000   04/01/25      1,007,640
  1,065    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
           Sys Ser A Rfdg..............................         5.750   08/15/12      1,212,577
  1,000    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
           Sys Ser A Rfdg..............................         5.750   08/15/15      1,138,570
  4,000    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
           Sys Ser A Rfdg..............................         5.625   08/15/19      4,531,680
  3,250    Tulsa Cnty, OK Pub Fac Auth (AMBAC Insd)....         6.250   11/01/22      3,778,255
  3,000    Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj
           Rfdg........................................         6.250   06/01/20      2,217,210
                                                                                   ------------
                                                                                     17,228,139
                                                                                   ------------
           OREGON  1.2%
  2,000    Clackamas Cnty, OR Hosp Fac Willamette View
           Inc Proj Ser A..............................         7.500   11/01/29      2,112,660
  2,145    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg....         6.875   08/01/28      2,152,379
  2,500    Multnomah Cnty, OR Hosp Fac Auth Rev
           Terwilliger Plaza Proj Rfdg (Acquired
           05/21/04, Cost $2,442,200) (a)..............         6.500   12/01/29      2,502,400
  3,818    Oregon St Hlth Hsg Ed & Cultural Fac Auth
           (AMT).......................................         7.250   06/01/28      3,711,946
  1,000    Oregon St Hlth Hsg Ed Auth OR Baptist
           Retirement Homes Ser A......................         8.000   11/15/26      1,048,870
                                                                                   ------------
                                                                                     11,528,255
                                                                                   ------------
           PENNSYLVANIA  7.1%
  2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
           B...........................................         9.250   11/15/15      2,283,580
  2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
           B...........................................         9.250   11/15/22      2,283,580

See Notes to Financial Statements                                             25

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
           B...........................................         9.250%  11/15/30   $  2,298,420
  2,000    Allegheny Cnty, PA Indl Dev Auth Lease Rev
           (AMT).......................................         6.625   09/01/24      1,869,160
  6,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
           Rev Collateral Toledo Edison Co Proj Ser A
           Rfdg........................................         7.750   05/01/20      6,429,720
  1,000    Berks Cnty, PA Muni Auth Rev Phoebe Berks
           Vlg Inc Proj Rfdg (Prerefunded @
           05/15/06)...................................         7.700   05/15/22      1,108,610
  1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler.......................         6.200   05/01/19        966,090
  1,500    Chester Cnty, PA Hlth & Ed Fac Chester Cnty
           Hosp Ser A..................................         6.750   07/01/31      1,465,335
  2,500    Cliff House Ctf Trust Var Sts Ctf Part Ser A
           (AMT).......................................         6.625   06/01/27      2,020,675
  2,000    Cumberland Cnty, PA Indl Dev Auth Rev First
           Mtg Woods Cedar Run Ser A Rfdg (h)..........         6.500   11/01/28      1,120,740
  3,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
           Riverfront Office...........................         6.000   01/01/25      2,693,820
  2,200    Indiana Cnty, PA Indl Dev Auth PSEG Pwr LLC
           Proj Rfdg (AMT).............................         5.850   06/01/27      2,232,230
  1,000    Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr
           Saint Anne's Home...........................         6.625   04/01/28      1,000,210
  1,200    Lehigh Cnty, PA Gen Purp Auth First Mtg
           Bible Fellowship Church.....................         7.625   11/01/21      1,295,112
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev Good
           Shepherd Group Ser A........................         5.500   11/01/24      3,055,170
  2,000    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
           Oblig Grp Rfdg..............................         6.000   11/01/23      1,730,640
  1,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj...........................         6.100   06/01/18        894,800
  2,000    Montgomery Cnty, PA Higher Ed & Temple
           Continuing Care Ctr (b).....................         6.750   07/01/29        320,120
    500    Montgomery Cnty, PA Indl Dev Auth Rev First
           Mtg The Meadowood Corp Rfdg.................         7.000   12/01/10        517,830
  2,500    Montgomery Cnty, PA Indl Dev Auth Rev First
           Mtg The Meadowood Corp Rfdg.................         7.250   12/01/15      2,527,725
  6,000    Montgomery Cnty, PA Indl Dev Auth Rev First
           Mtg The Meadowood Corp Rfdg.................         7.400   12/01/20      6,105,540
  1,415    Northeastern PA Hosp & Ed Auth Hlthcare
           Rev.........................................         7.125   10/01/29      1,370,173
  3,000    Pennsylvania Econ Dev Fin Auth Res Recovery
           Rev Colver Proj Ser D (AMT).................         7.050   12/01/10      3,074,430
  5,675    Pennsylvania St Drivers Ser 396 (Inverse
           Fltg) (Acquired 03/01/04, Cost $6,818,800)
           (a) (f).....................................         8.520   10/15/09      6,803,474
    980    Pennsylvania St Higher Ed Student Assn Inc
           Proj Ser A..................................         6.750   09/01/32      1,022,218

 26                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 2,150    Philadelphia, PA Auth Indl Dev Rev Coml Dev
           Rfdg........................................         7.750%  12/01/17   $  2,201,149
  4,105    Philadelphia, PA Gas Wks Rev Drivers Ser 384
           (Inverse Fltg) (Acquired 01/20/04, Cost
           $4,890,690) (FSA Insd) (a) (f)..............         8.770   07/01/11      4,863,358
  1,500    Scranton Lackawanna, PA Hlth & Welfare Auth
           Rev Rfdg....................................         7.250   01/15/17      1,691,730
  2,000    Scranton Lackawanna, PA Hlth & Welfare Auth
           Rev Rfdg....................................         7.350   01/15/22      2,259,900
  1,500    Westmoreland Cnty, PA Indl Dev Hlthcare Fac
           Redstone Ser B..............................         8.000   11/15/23      1,611,960
                                                                                   ------------
                                                                                     69,117,499
                                                                                   ------------
           RHODE ISLAND  0.3%
  1,825    Rhode Island St Econ Dev Corp Rev Oblig
           Providence Place............................         7.250   07/01/20      1,774,411
  1,000    Rhode Island St Hlth & Ed Hosp Fin Ser A....         6.000   09/15/33      1,008,880
                                                                                   ------------
                                                                                      2,783,291
                                                                                   ------------
           SOUTH CAROLINA  0.9%
  1,000    South Carolina Jobs Econ Dev Episcopal Home
           Still Proj A................................         6.000   05/15/17      1,014,960
  2,000    South Carolina Jobs Econ Dev First Mtg
           Westley Commons Proj........................         7.750   10/01/24      1,831,920
  5,930    South Carolina Jobs Econ Dev FMU Proj A
           (MBIA Insd).................................         5.375   08/01/26      6,340,771
                                                                                   ------------
                                                                                      9,187,651
                                                                                   ------------
           SOUTH DAKOTA  0.4%
  1,510    Keystone, SD Econ Dev Rev Wtr Quality Mgmt
           Corp Ser A (AMT)............................         6.000   12/15/18      1,346,814
  1,495    Sioux Falls, SD Multi-Family Hsg Inn
           Westport Proj Ser A (Acquired 01/26/04, Cost
           $1,498,047) (a).............................         7.500   12/01/34      1,507,379
  1,050    South Dakota St Hlth & Ed Fac Auth Rev Sioux
           VY Hosp & Hlth Sys Ser A....................         5.250   11/01/34      1,055,828
                                                                                   ------------
                                                                                      3,910,021
                                                                                   ------------
           TENNESSEE  1.9%
  3,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Rfdg
           (MBIA Insd).................................         7.750   07/01/29      3,884,640
  1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
           First Mtg Mtn States Hlth Ser A Rfdg........         7.500   07/01/33      1,169,120
  2,960    SCA Tax Exempt Trust Multi-Family Mtg
           Memphis Hlth Ed Rev Ser A6 (AMT) (FSA
           Insd).......................................         7.350   01/01/30      3,038,262
  1,000    Shelby Cnty, TN Hlth & Ed Germantown Vlg Ser
           A...........................................         7.250   12/01/34      1,028,550

See Notes to Financial Statements                                             27

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           TENNESSEE (CONTINUED)
$ 1,000    Shelby Cnty, TN Hlth & Hsg Germantown Vlg
           Ser A.......................................         7.000%  12/01/23   $  1,022,310
  5,495    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
           Rev.........................................         8.410   11/01/19      5,564,732
  2,900    Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj
           Ser A (Acquired 06/08/89, Cost $2,900,000)
           (a).........................................        10.000   11/01/19      3,076,320
  1,160    Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj
           Ser B (Acquired 06/08/89, Cost $1,160,000)
           (a) (b).....................................        10.000   11/01/20        116,023
                                                                                   ------------
                                                                                     18,899,957
                                                                                   ------------
           TEXAS  7.7%
    560    Abia Dev Corp TX Arpt Fac Rev Austin Belly
           Port Dev LLC Proj Ser A (AMT)...............         6.250   10/01/08        555,134
  3,000    Abia Dev Corp TX Arpt Fac Rev Austin Belly
           Port Dev LLC Proj Ser A (AMT)...............         6.500   10/01/23      2,694,540
  1,000    Atlanta, TX Hosp Auth Fac Rev...............         6.700   08/01/19        967,100
  2,035    Atlanta, TX Hosp Auth Fac Rev...............         6.750   08/01/29      1,938,521
  1,000    Austin-Bergstorm Landhost Enterprises Inc TX
           Arpt Hotel Sr Ser A.........................         6.750   04/01/27        493,040
  1,960    Bell Cnty, TX Indl Dev Corp Solid Waste
           Disposal Rev (AMT) (b)......................         7.600   12/01/17        294,000
  1,000    Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg
           Rev Woodland Ridge Apt Proj Ser A...........         7.000   01/01/39        976,390
  2,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp......         5.375   01/01/32      2,012,860
    735    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
           McKenna Mem Proj Ser A......................         6.250   02/01/32        751,868
  1,825    Dallas Cnty, TX Flood Ctl Dist No 1 Cap
           Apprec Rfdg (Acquired 08/28/89, Cost
           $1,017,594) (a).............................          *      08/01/11      1,094,197
  3,445    Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg....         7.250   04/01/32      3,567,435
  2,970    Dallas, TX Wtrwks & Swr Sys Rev Rfdg........         5.750   10/01/17      3,376,296
  2,500    Decatur, TX Hosp Auth Hosp Wise Regl Hlth
           Sys Ser A...................................         7.125   09/01/34      2,543,500
  2,500    Decatur, TX Hosp Auth Hosp Wise Regl Hlth
           Sys Ser A...................................         7.000   09/01/25      2,528,275
  6,400    Houston, TX Arpt Sys Rev Spl Fac Continental
           Airl Ser B (AMT)............................         6.125   07/15/17      5,009,344
  3,000    Houston, TX Arpt Sys Rev Spl Fac Continental
           Airl Ser C (AMT)............................         5.700   07/15/29      2,008,500
  1,750    Houston, TX Arpt Sys Rev Sub Lien Ser A
           (AMT) (FSA Insd)............................         5.125   07/01/32      1,773,205
  3,000    Houston, TX Hlth Fac Dev Corp Buckingham Sr
           Living Cmnty Ser A..........................         7.125   02/15/34      3,096,420
  3,750    Lower CO River Auth TX Rev Ser A Rfdg
           (Inverse Fltg) (Acquired 10/20/99, Cost
           $3,784,875) (FSA Insd) (a) (f)..............         9.802   05/15/15      4,751,925

 28                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$ 8,880    Lower CO River Auth TX Rev Ser A Rfdg
           (Inverse Fltg) (Acquired 10/20/99, Cost
           $9,020,950) (FSA Insd) (a) (f)..............         9.802%  05/15/14   $ 11,264,990
  1,445    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
           Carillon Proj Ser A (h).....................         6.500   07/01/19      1,123,863
  2,285    Meadow Parc Dev Inc TX Multi-Family Rev Hsg
           Meadow Parc Apt Proj........................         6.500   12/01/30      2,108,758
  2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj.........................         7.250   01/01/31      2,408,375
  2,880    Midlothian, TX Dev Auth Tax Increment
           Contract Rev................................         6.700   11/15/23      2,949,091
  2,000    Midlothian, TX Dev Auth Tax Increment
           Contract Rev................................         7.875   11/15/26      2,212,560
    250    San Antonio, TX Hlth Fac Dev Corp Rev Encore
           Nursing Ctr Part............................         8.250   12/01/19        252,075
  1,642    Texas Gen Svc Comm Part Interests...........         7.250   08/01/11      1,673,512
  2,050    Texas St Dept Hsg & Cmnty Affairs Home Mtg
           Rev (AMT) (GNMA Collateralized).............         6.900   07/02/24      2,077,183
    465    Texas St Higher Ed Coordinating Brd College
           Student Ln Rev (AMT)........................         7.849   10/01/25        466,237
  1,500    Texas St Student Hsg Corp MSU Proj
           Midwestern St Univ..........................         6.500   09/01/34      1,585,680
  2,950    Tomball, TX Hosp Auth Rev Hosp Tomball Regl
           Hosp........................................         6.000   07/01/29      2,932,743
    985    Wichita Cnty, TX Hlth Fac Rolling Meadows
           Fac Ser A Rfdg..............................         6.250   01/01/28        975,357
  2,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
           Proj........................................         7.500   12/01/29      2,554,375
                                                                                   ------------
                                                                                     75,017,349
                                                                                   ------------
           UTAH  0.1%
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj (b)....................................         7.800   09/01/15        200,000
  1,165    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj (b)....................................         8.000   09/01/20        233,000
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj (b)....................................         7.800   09/01/25        200,000
    120    Utah St Hsg Fin Agy Single Family Mtg Mezz
           A1 (AMBAC Insd).............................         6.100   07/01/13        125,141
                                                                                   ------------
                                                                                        758,141
                                                                                   ------------

See Notes to Financial Statements                                             29

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           VERMONT  0.3%
$ 1,015    Vermont Ed & Hlth Bldg Fin Agy Rev Hlthcare
           Fac Copley Manor Proj (h)...................         6.250%  04/01/29   $    453,898
  1,000    Vermont Ed & Hlth Bldg Fin Agy Rev VT
           Council Dev Mental Hlth Ser A...............         6.000   12/15/09      1,101,910
  1,000    Vermont Ed & Hlth Bldg Fin Bennington
           College Proj................................         6.625   10/01/29      1,016,540
                                                                                   ------------
                                                                                      2,572,348
                                                                                   ------------
           VIRGINIA  1.3%
  1,000    Greensville Cnty, VA Indl Dev Wheeling Steel
           Proj Ser A (AMT)............................         7.000   04/01/14        684,440
  2,500    Henrico Cnty, VA Econ Dev Auth Residential
           Care Fac Rev Utd Methodist Ser A Rfdg.......         6.500   06/01/22      2,589,800
  6,000    Peninsula Port Auth VA Residential Care Fac
           Rev VA Baptist Homes Ser A..................         7.375   12/01/32      6,294,300
  1,000    Roanoke Cnty, VA Indl Dev Auth Glebe Inc
           Ser A.......................................         6.300   07/01/35      1,008,500
  1,700    Virginia Small Business Fin Auth Rev Indl
           Dev SIL Clean Wtr Proj (AMT)................         7.250   11/01/24      1,677,237
                                                                                   ------------
                                                                                     12,254,277
                                                                                   ------------
           WASHINGTON  1.1%
  6,580    Energy Northwest WA Elec Rev Proj No 3 Ser A
           Rfdg (FSA Insd).............................         5.500   07/01/17      7,370,653
  1,000    King Cnty, WA Pub Hosp Dist No 004
           Snoqualmie Vly Hosp.........................         7.250   12/01/15      1,032,530
  1,000    Port Seattle, WA Spl Fac Rev Northwest Airl
           Proj (AMT)..................................         7.125   04/01/20        857,490
  2,000    Port Seattle, WA Spl Fac Rev Northwest Airl
           Proj (AMT)..................................         7.250   04/01/30      1,681,100
                                                                                   ------------
                                                                                     10,941,773
                                                                                   ------------
           WISCONSIN  1.4%
    800    Baldwin, WI Hosp Rev Mtg Ser A..............         6.125   12/01/18        799,544
  1,000    Baldwin, WI Hosp Rev Mtg Ser A..............         6.375   12/01/28      1,001,160
  1,750    Milwaukee, WI Rev Sr Air Cargo (AMT)........         6.500   01/01/25      1,773,153
  3,000    Wisconsin St Hlth & Ed Fac Auth Rev
           Milwaukee Catholic Home Inc Proj............         7.500   07/01/26      3,072,840
  1,000    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood
           Vlg Proj Ser A..............................         7.625   08/15/30      1,037,650
  1,500    Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty
           Hosp Inc Ser A..............................         6.750   08/15/34      1,507,785
  1,000    Wisconsin St Hlth & Ed Fac Divine Savior
           Hlthcare Ser C..............................         7.500   05/01/32      1,045,680

 30                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
           WISCONSIN (CONTINUED)
$ 1,500    Wisconsin St Hlth & Ed Fac Southwest Hlth
           Ctr Ser A...................................         6.125%  04/01/24   $  1,476,210
  2,000    Wisconsin St Hlth & Ed Fac Fort Hlthcare Inc
           Proj........................................         6.100   05/01/34      2,081,260
                                                                                   ------------
                                                                                     13,795,282
                                                                                   ------------
           WYOMING  0.1%
  1,500    Teton Cnty, WY Hosp Dist Hosp Saint Johns
           Med Ctr.....................................         6.750   12/01/27      1,518,540
                                                                                   ------------

           PUERTO RICO  0.7%
  2,465    Puerto Rico Port Auth Rev Spl Fac Amern Airl
           Ser A (AMT).................................         6.250   06/01/26      1,520,067
  5,000    Puerto Rico Pub Bldg Auth Rev Govt Fac Ser
           I...........................................         5.250   07/01/33      5,200,900
                                                                                   ------------
                                                                                      6,720,967
                                                                                   ------------
           U.S. VIRGIN ISLANDS  0.4%
  2,500    Northern Mariana Islands Ser A..............         7.375   06/01/30      2,584,725
  1,000    Virgin Islands Pub Fin Auth Refinery Fac Rev
           Sr Secd-Hovensa Refinery (AMT)..............         5.875   07/01/22      1,055,110
                                                                                   ------------
                                                                                      3,639,835
                                                                                   ------------
TOTAL LONG-TERM INVESTMENTS  98.1%
  (Cost $966,240,100)...........................................................    955,281,016
SHORT-TERM INVESTMENTS  0.2%
  (Cost $1,950,000).............................................................      1,950,000
                                                                                   ------------
TOTAL INVESTMENTS  98.3%
  (Cost $968,190,100)...........................................................    957,231,016
OTHER ASSETS IN EXCESS OF LIABILITIES  1.7%.....................................     16,655,163
                                                                                   ------------

NET ASSETS  100.0%..............................................................   $973,886,179
                                                                                   ============

    Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted Securities comprise 13.3% of net assets.

(b) Non-income producing security.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Securities purchased on a when-issued or delayed delivery basis.

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

See Notes to Financial Statements                                             31

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

(f) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(g) Payment-in-kind security.

(h) Interest is accruing at less than the stated coupon.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

 32                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2004

ASSETS:
Total Investments (Cost $968,190,100).......................  $  957,231,016
Cash........................................................          32,969
Receivables:
  Interest..................................................      18,479,405
  Fund Shares Sold..........................................       5,280,946
  Investments Sold..........................................         758,583
Other.......................................................         168,328
                                                              --------------
    Total Assets............................................     981,951,247
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       2,974,803
  Fund Shares Repurchased...................................       2,030,391
  Income Distributions......................................       1,704,319
  Distributor and Affiliates................................         544,953
  Investment Advisory Fee...................................         376,814
Accrued Expenses............................................         218,231
Trustees' Deferred Compensation and Retirement Plans........         215,557
                                                              --------------
    Total Liabilities.......................................       8,065,068
                                                              --------------
NET ASSETS..................................................  $  973,886,179
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,084,592,154
Accumulated Undistributed Net Investment Income.............       1,540,919
Net Unrealized Depreciation.................................     (10,959,084)
Accumulated Net Realized Loss...............................    (101,287,810)
                                                              --------------
NET ASSETS..................................................  $  973,886,179
                                                              ==============
MAXIMUM OFFERING PRICE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $766,065,605 and 58,935,912 shares of
    beneficial interest issued and outstanding).............  $        13.00
    Maximum sales charge (4.75% * of offering price)........             .65
                                                              --------------
    Maximum offering price to public........................  $        13.65
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $123,785,756 and 9,527,298 shares of
    beneficial interest issued and outstanding).............  $        12.99
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $84,034,818 and 6,420,957 shares of
    beneficial interest issued and outstanding).............  $        13.09
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             33

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended September 30, 2004

INVESTMENT INCOME:
Interest....................................................  $ 54,700,147
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,951,578
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,587,238, $1,201,160 and $572,883,
  respectively).............................................     3,361,281
Shareholder Services........................................       500,569
Legal.......................................................       423,152
Custody.....................................................        76,506
Trustees' Fees and Related Expenses.........................        28,738
Other.......................................................       482,482
                                                              ------------
    Total Expenses..........................................     8,823,825
    Less Credits Earned on Cash Balances....................        11,393
                                                              ------------
    Net Expenses............................................     8,812,913
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 45,887,234
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(27,452,425)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (37,860,779)
  End of the Period.........................................   (10,959,084)
                                                              ------------
Net Unrealized Appreciation During the Period...............    26,901,695
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $   (550,730)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 45,336,504
                                                              ============

 34                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE              FOR THE
                                                           YEAR ENDED           YEAR ENDED
                                                       SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                       ---------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $  45,887,234        $  43,426,498
Net Realized Loss....................................      (27,452,425)          (3,546,709)
Net Unrealized Appreciation/Depreciation During the
  Period.............................................       26,901,695          (11,454,464)
                                                         -------------        -------------
Change in Net Assets from Operations.................       45,336,504           28,425,325
                                                         -------------        -------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (38,473,790)         (31,090,893)
  Class B Shares.....................................       (6,237,920)          (6,152,493)
  Class C Shares.....................................       (2,997,702)          (1,735,013)
                                                         -------------        -------------
Total Distributions..................................      (47,709,412)         (38,978,399)
                                                         -------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................       (2,372,908)         (10,553,074)
                                                         -------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      368,145,718           55,882,726
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       30,424,886           24,291,545
Cost of Shares Repurchased...........................     (133,088,608)        (125,918,977)
                                                         -------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...      265,481,996          (45,744,706)
                                                         -------------        -------------
TOTAL INCREASE/DECREASE IN NET ASSETS................      263,109,088          (56,297,780)
NET ASSETS:
Beginning of the Period..............................      710,777,091          767,074,871
                                                         -------------        -------------
End of the Period (Including accumulated
  undistributed net investment income of $1,540,919
  and $3,564,047, respectively)......................    $ 973,886,179        $ 710,777,091
                                                         =============        =============

See Notes to Financial Statements                                             35

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                ------------------------------------------------
                                               2004      2003     2002 (a)     2001      2000
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $13.03    $13.21     $13.25     $13.27    $13.91
                                              ------    ------     ------     ------    ------
  Net Investment Income.....................     .74(c)    .79        .78        .77       .77
  Net Realized and Unrealized Loss..........     -0-      (.25)      (.11)      (.05)     (.63)
                                              ------    ------     ------     ------    ------
Total from Investment Operations............     .74       .54        .67        .72       .14
Less Distributions from Net Investment
  Income....................................     .77       .72        .71        .74       .78
                                              ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $13.00    $13.03     $13.21     $13.25    $13.27
                                              ======    ======     ======     ======    ======

Total Return (b)............................   5.87%     4.21%      5.28%      5.46%     1.27%
Net Assets at End of the Period (In
  millions).................................  $766.1    $560.9     $579.1     $607.1    $621.5
Ratio of Expenses to Average Net Assets.....    .91%      .89%       .86%       .87%      .91%
Ratio of Net Investment Income to Average
  Net Assets................................   5.74%     6.07%      5.99%      5.88%     5.91%
Portfolio Turnover..........................     16%       14%        14%        22%       37%

(a) As required, effective October 31, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 5.95% to 5.99%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Based on average shares outstanding.

 36                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                ------------------------------------------------
                                               2004      2003     2002 (a)     2001      2000
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $13.02    $13.20     $13.24     $13.27    $13.90
                                              ------    ------     ------     ------    ------
  Net Investment Income.....................     .65(c)    .69(c)     .70        .68       .69
  Net Realized and Unrealized Loss..........    (.01)     (.25)      (.12)      (.06)     (.64)
                                              ------    ------     ------     ------    ------
Total from Investment Operations............     .64       .44        .58        .62       .05
Less Distributions from Net Investment
  Income....................................     .67       .62        .62        .65       .68
                                              ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $12.99    $13.02     $13.20     $13.24    $13.27
                                              ======    ======     ======     ======    ======

Total Return (b)............................   5.07%     3.42%      4.49%      4.71%      .48%
Net Assets at End of the Period (In
  millions).................................  $123.8    $115.6     $149.5     $176.5    $221.4
Ratio of Expenses to Average Net Assets.....   1.67%     1.64%      1.62%      1.63%     1.67%
Ratio of Net Investment Income to Average
  Net Assets................................   5.00%     5.32%      5.23%      5.12%     5.15%
Portfolio Turnover..........................     16%       14%        14%        22%       37%

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 5.19% to 5.23%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4% charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Based on average shares outstanding.

See Notes to Financial Statements                                             37

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                                ------------------------------------------------
                                               2004      2003     2002 (a)     2001      2000
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $13.11    $13.20     $13.24     $13.27    $13.90
                                              ------    ------     ------     ------    ------
  Net Investment Income.....................     .64(d)    .79(d)     .70        .68       .69
  Net Realized and Unrealized Gain/Loss.....     .01      (.26)      (.12)      (.06)     (.64)
                                              ------    ------     ------     ------    ------
Total from Investment Operations............     .65       .53        .58        .62       .05
Less Distributions from Net Investment
  Income....................................     .67       .62        .62        .65       .68
                                              ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $13.09    $13.11     $13.20     $13.24    $13.27
                                              ======    ======     ======     ======    ======

Total Return (b)............................   5.10%(e)  4.10%(c)   4.49%      4.71%      .48%
Net Assets at End of the Period (In
  millions).................................  $ 84.0    $ 34.3     $ 38.5     $ 44.4    $ 49.1
Ratio of Expenses to Average Net Assets.....   1.65%(e)  1.64%      1.62%      1.62%     1.67%
Ratio of Net Investment Income to Average
  Net Assets................................   4.94%(e)  6.00%(c)   5.23%      5.13%     5.15%
Portfolio Turnover..........................     16%       14%        14%        22%       37%

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 5.19% to 5.23%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .68% and .69%, respectively.

(d) Based on average shares outstanding.

(e) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less that 1% (See footnote 5).

 38                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Strategic Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors a high level of current income exempt from federal income tax primarily through investment in a diversified portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on June 28, 1985. The distribution of the Fund's Class B and Class C shares commenced on April 30, 1993 and August 13, 1993, respectively. Effective November 30, 2003, the Fund's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management (the "Adviser").

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2004, the Fund had $2,974,803 of when-issued or delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At September 30, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $72,989,958 which expires between September 30, 2005 and September 30, 2012. Of this amount, $9,854,061 will expire on September 30, 2005.

    At September 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $967,954,267
                                                                ============
Gross tax unrealized appreciation...........................    $ 35,808,938
Gross tax unrealized depreciation...........................     (46,532,189)
                                                                ------------
Net tax unrealized depreciation on investments..............    $(10,723,251)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended September 30, 2004 and 2003 were as follows:

                                                                2004        2003
Distributions paid from:
  Ordinary income...........................................  $115,296    $113,206
  Long-term capital gain....................................       -0-         -0-
                                                              --------    --------
                                                              $115,296    $113,206
                                                              ========    ========

    Due to inherent differences in the recognition of income, expenses and realized gain/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to a portion of the capital loss carry forward expiring in the current year totaling $9,606,294 has been reclassified from accumulated net realized loss to capital. Additionally, permanent book and tax differences relating to the Fund's investment in other regulated investment companies totaling $2,264 and book to tax accretion differences totaling $203,214 were reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $1,403

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions, the capitalization of reorganization and restructuring costs, losses recognized for tax purposes but not for book purposes, and post October losses which are not realized for tax purposes until the first day of the following fiscal year.

F. EXPENSE REDUCTIONS During the year ended September, 30, 2004, the Fund's custody fee was reduced by $11,393 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Over $500 million...........................................       .45%

    For the year ended September 30, 2004, the Fund recognized expenses of approximately $33,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2004, the Fund recognized expenses of approximately $124,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended September 30, 2004, the Fund recognized expenses of approximately $391,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $133,714 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

3. CAPITAL TRANSACTIONS

At September 30, 2004, capital aggregated $853,930,073, $143,286,846 and
$87,375,235 for Classes A, B and C, respectively. For the year ended September 30, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   20,778,883    $ 270,278,898
  Class B...................................................    2,866,387       37,221,319
  Class C...................................................    4,630,792       60,645,501
                                                              -----------    -------------
Total Sales.................................................   28,276,062    $ 368,145,718
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    1,924,479    $  24,925,465
  Class B...................................................      282,301        3,654,185
  Class C...................................................      141,730        1,845,236
                                                              -----------    -------------
Total Dividend Reinvestment.................................    2,348,510    $  30,424,886
                                                              ===========    =============
Repurchases:
  Class A...................................................   (6,820,426)   $ (88,176,943)
  Class B...................................................   (2,498,494)     (32,303,015)
  Class C...................................................     (970,228)     (12,608,650)
                                                              -----------    -------------
Total Repurchases...........................................  (10,289,148)   $(133,088,608)
                                                              ===========    =============

    At September 30, 2003, capital aggregated $654,459,030, $135,935,365 and
$38,322,057 for Classes A, B and C, respectively. For the year ended September 30, 2003, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................   3,764,226    $  48,895,391
  Class B...................................................     330,503        4,299,420
  Class C...................................................     205,707        2,687,915
                                                              ----------    -------------
Total Sales.................................................   4,300,436    $  55,882,726
                                                              ==========    =============
Dividend Reinvestment:
  Class A...................................................   1,530,608    $  19,879,267
  Class B...................................................     256,324        3,326,662
  Class C...................................................      83,177        1,085,616
                                                              ----------    -------------
Total Dividend Reinvestment.................................   1,870,109    $  24,291,545
                                                              ==========    =============
Repurchases:
  Class A...................................................  (6,076,868)   $ (78,875,948)
  Class B...................................................  (3,037,630)     (39,421,866)
  Class C...................................................    (584,518)      (7,621,163)
                                                              ----------    -------------
Total Repurchases...........................................  (9,699,016)   $(125,918,977)
                                                              ==========    =============

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

    Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2004 and 2003, 351,113 and 740,191 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2004 and 2003, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within six years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the year ended September 30, 2004, Van Kampen, as distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $621,700 and CDSC on redeemed shares of approximately $196,800. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $387,535,621 and $129,985,225, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $2,499,600 and $312,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended September 30, 2004, are payments retained by Van Kampen of approximately $1,179,400 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $72,000.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Strategic Municipal Income Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Strategic Municipal Income Fund (the "Fund"), including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Strategic Municipal Income Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
November 5, 2004

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606
INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2004. The Fund designated 99.8% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             85       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

J. Miles Branagan (72)        Trustee      Trustee     Private investor.              83       Trustee/Director/Managing
1632 Morning Mountain Road                 since 1995  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.


VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         83       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      85       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            83       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      83       Trustee/Director/Managing
1744 R Street, NW                          since 1993  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       85       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            83       Trustee/Director/Managing
423 Country Club Drive                     since 1985  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         85       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           83       Trustee/Director/Managing
(62)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            83       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           85       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        85       Trustee/Director/Managing
333 West Wacker Drive                      since 1985  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such Trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James M. Dykas (38)           Chief Financial Officer  Officer     Executive Director of Van Kampen Asset Management and Morgan
1 Parkview Plaza              and Treasurer            since 1999  Stanley Investment Management. Chief Financial Officer and
Oakbrook Terrace, IL 60181                                         Treasurer of funds in the Fund Complex. Prior to August
                                                                   2004, Assistant Treasurer of funds in the Fund Complex.

Joseph J. McAlinden (61)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Director of Morgan Stanley Trust for
                                                                   over 5 years. Executive Vice President and Chief Investment
                                                                   Officer of funds in the Fund Complex. Managing Director and
                                                                   Chief Investment Officer of Van Kampen Investments, the
                                                                   Adviser and Van Kampen Advisors Inc. since December 2002.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (65)        Executive Vice           Officer     Principal Executive Officer of the Funds since November
1221 Avenue of the Americas   President and            since 2003  2003. Chief Executive Officer and Chairman of Investor
New York, NY 10020            Principal Executive                  Services. Executive Vice President and Principal Executive
                              Officer                              Officer of funds in the Fund Complex. Managing Director of
                                                                   Morgan Stanley. Chief Administrative Officer, Managing
                                                                   Director and Director of Morgan Stanley Investment Advisors
                                                                   Inc., Morgan Stanley Services Company Inc. and Managing
                                                                   Director and Director of Morgan Stanley Distributors Inc.
                                                                   Chief Executive Officer and Director of Morgan Stanley
                                                                   Trust. Executive Vice President and Principal Executive
                                                                   Officer of the Institutional and Retail Morgan Stanley
                                                                   Funds; Director of Morgan Stanley SICAV; previously Chief
                                                                   Global Operations Officer and Managing Director of Morgan
                                                                   Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 39, 399, 539
                                                 STMI ANR
                                                 11/04 RN04-02633P-Y09/04

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen California Insured Tax Free Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 9/30/94 through 9/30/04. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                             VAN KAMPEN CALIFORNIA INSURED TAX    LEHMAN BROTHERS MUNICIPAL BOND
                                                                         FREE FUND                            INDEX
                                                             ---------------------------------    ------------------------------
9/94                                                                        9674                              10000
12/94                                                                       9502                               9857
                                                                           10227                              10554
                                                                           10405                              10808
                                                                           10667                              11118
12/95                                                                      11239                              11577
                                                                           11011                              11438
                                                                           11084                              11526
                                                                           11390                              11790
12/96                                                                      11711                              12090
                                                                           11610                              12061
                                                                           12050                              12477
                                                                           12386                              12853
12/97                                                                      12757                              13202
                                                                           12890                              13354
                                                                           13090                              13557
                                                                           13571                              13973
12/98                                                                      13565                              14057
                                                                           13667                              14181
                                                                           13310                              13931
                                                                           13104                              13876
12/99                                                                      12874                              13768
                                                                           13455                              14170
                                                                           13622                              14384
                                                                           14048                              14732
12/00                                                                      14755                              15377
                                                                           14937                              15718
                                                                           14877                              15820
                                                                           15465                              16264
12/01                                                                      15286                              16165
                                                                           15305                              16317
                                                                           15845                              16914
                                                                           16858                              17717
12/02                                                                      16713                              17717
                                                                           16828                              17930
                                                                           17154                              18393
                                                                           17139                              18407
12/03                                                                      17430                              18659
                                                                           17668                              18982
                                                                           17178                              18532
9/04                                                                       17897                              19254

                                A SHARES               B SHARES               C SHARES
                             since 12/13/85          since 4/30/93          since 8/13/93
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        3.25%                  3.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception              7.13%       6.95%      5.13%       5.13%      4.61%       4.61%

10-year                      6.34        5.99       5.88        5.88       5.58        5.58

5-year                       6.43        5.73       5.80        5.80       5.69        5.69

1-year                       4.42        1.04       4.29        1.29       3.75        2.75
--------------------------------------------------------------------------------------------

30-Day SEC Yield                  3.08%                  2.42%                  2.43%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 3.25 percent for Class A shares, a contingent deferred sales charge of 3.00 percent for Class B shares (in year one and declining to zero after year four), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004

Van Kampen California Insured Tax Free Fund is managed by the Adviser's Municipal Fixed-Income team. Members of the team include Dennis S. Pietrzak, Executive Director of the Adviser; John R. Reynoldson, Executive Director of the Adviser; and Joseph A. Piraro, Vice President of the Adviser.(1)

MARKET CONDITIONS

The interest-rate environment of the 12 months ended September 30, 2004 was marked by two periods of steadily declining yields, with a significant sell-off in the middle. Yields fell steadily through the first half of the period, approaching the historical lows of 2003. This trend persisted until March, at which point yields reversed direction and began an upward march as prices fell. These losses were steepest in April, as a surprisingly strong employment report and signals from members of the Federal Open Market Committee (the Fed) caused investors to expect a near-term rate increase. Rates went on to decline from May through the end of the period as the market digested the Fed's newly hawkish rate stance. Investors were further comforted when, after the Fed raised rates at its June 30, 2004 meeting, its members indicated that the path of future rate increases would be measured.

Unusually, longer-maturity securities largely outperformed in this period of Fed tightening. The typical pattern in periods of tightening policy has been an increase in yields rise across all maturities. During the review period, however, yields of shorter-maturity bonds rose while those of bonds with longer maturities declined slightly.

Lower-quality municipal bonds also performed strongly in this environment, as the difference in yields (known as the "yield spread") between AAA and BBB rated bonds decreased by roughly 20 basis points for 20-year bonds. As a result, sectors with heavy exposure to lower-rated debt, such as hospitals and industrial revenue, posted higher total returns than sectors dominated by higher-rated debt.

Issuance for the first nine months of 2004 (the final nine months of the review period) was roughly 9 percent lower than in the same period in 2003. That said, 2003 was a record year, and at the current pace of issuance, 2004 could well be one of the largest years in recent memory. This historically strong supply met with faltering demand from mutual funds, as fund investors withdrew over $16 billion in net cash during the period. However, this decline was largely offset by increased participation in the market by insurance companies and individual investors.

(1)Team members may change at any time without notice.
 2

California's credit outlook continued to improve throughout the year, leading to a series of upgrades by major ratings agencies including S&P, Moody's and Fitch. Spreads at the beginning of the period were near historically high levels, but declined through the fiscal year as investors from both within the state and across the country bid up bond prices. The state continued to lead the nation in terms of issuance, and 60 percent of the bonds that came to market were backed by some form of credit insurance.

PERFORMANCE ANALYSIS

Van Kampen California Insured Tax Free Fund returned 4.42 percent (Class A shares, unadjusted for sales charge) for the 12 months ended September 30, 2004, slightly underperforming its benchmark, the Lehman Brothers Municipal Bond Index. (See table below.)

Our interest-rate strategy during the period emphasized maintaining the fund's duration (a measure of its interest-rate sensitivity) below that of the market. This posture limited the fund's participation in the rallies that accompanied the periods of falling yields during the year, but it also protected the fund from the adverse impact of rising rates in the spring of 2004.

We remained focused on securities in the 18- to 22-year segment of the yield curve. Most of the fund's purchases also offered the limited interest-rate sensitivity of instruments with shorter maturities due to embedded option features. The fund's holdings of these securities contributed significantly to the fund's returns due to the outperformance of longer-maturity bonds.

The fund remained well diversified across major market sectors. Our approach emphasized bonds from sectors such as public education and public buildings. These sectors are tied to essential ongoing services rather than general tax revenues, and as such are less sensitive to the vagaries of the economic cycle. We avoided bonds in the housing sector out of concern over the lack of appealing structures in the new issues that came to the market. We also did not purchase any new health-care bonds because we saw little improvement in many of the bonds in that sector. We believe the fund is positioned to continue to provide investors with attractive income across an array of possible market environments. We will continue to monitor the California market for attractive investment opportunities.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004

--------------------------------------------------------------
                                      LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   MUNICIPAL BOND INDEX

       4.42%     4.29%     3.75%           4.60%
--------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

RATINGS ALLOCATIONS AS OF 9/30/04           TOP 5 SECTORS AS OF 9/30/04
AAA/Aaa                         100%        Tax District                  21.0%
                                            Public Education              19.8
                                            Public Building               13.3
                                            General Purpose               12.7
                                            Higher Education              11.2

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations is as a percentage of total investments. Top 5 sectors percentages are as a percentage of long-term investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard & Poor's and Moody's, respectively.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen open-end fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each month with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/04 - 9/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   4/1/04           9/30/04       4/1/04-9/30/04
Class A
  Actual......................................    $1,000.00        $1,012.95          $4.53
  Hypothetical................................     1,000.00         1,020.50           4.55
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,013.36           4.33
  Hypothetical................................     1,000.00         1,020.70           4.34
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,010.21           7.64
  Hypothetical................................     1,000.00         1,017.40           7.67
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 0.86%, and 1.52% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CALIFORNIA MUNICIPAL BONDS  99.0%
$1,925    Alhambra, CA City Elem Sch Dist Cap Apprec Ser A
          (FSA Insd)......................................   *      09/01/20   $    899,764
 2,900    Anaheim, CA Pub Fin Auth Rev Elec Sys Generation
          Ser B Rfdg (FSA Insd)........................... 5.000%   10/01/16      3,137,162
 2,000    Anaheim, CA Pub Fin Auth Tax Alloc Rev (Inverse
          Fltg) (MBIA Insd)............................... 11.190   12/28/18      2,562,260
 2,070    Anaheim, CA Uni High Sch Dist Ser A (FSA
          Insd)........................................... 5.000    08/01/25      2,142,429
 1,430    Bay Area Govt Assn CA Lease Rev Cap Proj Ser A
          (AMBAC Insd).................................... 5.250    07/01/17      1,559,458
 2,735    Bay Area Govt Assn CA Lease West Sacramento Ser
          A (XLCA Insd)................................... 5.000    09/01/29      2,789,563
 1,070    Bonita, CA Uni Sch Dist Election 2004 Ser A
          (MBIA Insd)..................................... 5.250    08/01/24      1,151,213
 1,000    Bonita, CA Uni Sch Dist Election 2004 Ser A
          (MBIA Insd)..................................... 5.000    08/01/28      1,030,100
 1,730    Brea & Olinda, CA Uni Sch Dist Ser A Rfdg (FSA
          Insd)........................................... 5.500    08/01/17      1,922,739
 1,850    Brea & Olinda, CA Uni Sch Dist Ser A Rfdg (FSA
          Insd)........................................... 5.500    08/01/18      2,049,041
 1,295    Calexico, CA Cmnty Redev Agy Tax Alloc Merged
          Cent Bus & Residential Ser C (AMBAC Insd)....... 5.000    08/01/28      1,327,064
 7,000    California Edl Fac Auth Rev Univ Of The Pacific
          (MBIA Insd)..................................... 5.875    11/01/20      7,957,390
 2,000    California Infrastructure & Econ Dev Bk Rev Bay
          Area Toll Brdgs First Lien Ser A (FGIC Insd).... 5.000    07/01/29      2,051,900
 1,050    California Spl Dist Assn Fin Corp Ctf Partn Pgm
          Ser DD (FSA Insd)............................... 5.625    01/01/27      1,128,235
 1,250    California St (FGIC Insd)....................... 6.250    09/01/12      1,499,125
 2,385    California St (XLCA Insd)....................... 6.250    09/01/12      2,838,412
 1,200    California St Dept Transn Ctf Ser A Rfdg (MBIA
          Insd)........................................... 5.250    03/01/16      1,294,164
 2,000    California St Dept Vet Affairs Ser A (AMBAC
          Insd)........................................... 5.300    12/01/21      2,134,400
 1,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)........................................... 5.500    05/01/16      1,137,390
 1,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)........................................... 5.375    05/01/18      1,107,300
 2,500    California St Dept Wtr Res Pwr Supply Rev Rite
          Ser B (Inverse Fltg) (MBIA Insd) (Acquired
          09/08/03, Cost $2,709,650) (a).................. 8.831    05/01/11      2,957,150
 2,500    California St Pub Wks Brd Lease Dept Corrections
          Ten Admin Ser A (AMBAC Insd).................... 5.250    03/01/17      2,729,850
 4,125    California St Pub Wks Brd Lease Rev CA St Univ
          Ser A Rfdg (AMBAC Insd)......................... 5.500    10/01/14      4,480,781
 7,750    California St Rfdg (FGIC Insd).................. 5.000    02/01/23      7,935,922

 8                                             See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
$1,000    California St Univ Rev & Colleges Systemwide Ser
          A (AMBAC Insd).................................. 5.375%   11/01/18   $  1,120,930
 1,000    Carson, CA Redev Agy Redev Proj Area No 1 Tax
          Alloc (MBIA Insd)............................... 5.500    10/01/15      1,155,120
 2,000    Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys Impt
          Proj Ser A Rfdg (MBIA Insd)..................... 7.000    08/01/12      2,490,280
 3,000    Castaic Lake Wtr Agy CA Rev Ctf Partn Ser A
          (MBIA Insd)..................................... 5.250    08/01/23      3,178,470
 1,415    Cerritos, CA Cmnty College Election 2004 Ser A
          (MBIA Insd)..................................... 5.000    08/01/26      1,458,723
 1,735    Cerritos, CA Cmnty College Election 2004 Ser A
          (MBIA Insd)..................................... 5.000    08/01/28      1,778,948
 2,335    Chaffey, CA Union High Sch Dist Ser B (FGIC
          Insd)........................................... 5.500    08/01/16      2,619,963
 1,205    Channel Islands Beach, CA Cmnty Svcs Dist Ctf
          Partn CA Spl Dist Fin Proj BB (FSA Insd)........ 5.700    09/01/21      1,329,633
 3,400    Contra Costa, CA Cmnty College Election 2002
          (MBIA Insd)..................................... 5.000    08/01/29      3,496,934
 1,000    East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA
          Insd)........................................... 5.000    06/01/21      1,047,540
 1,300    Folsom Cordova, CA Uni Sch Dist Sch Fac Impt
          Dist No 2 Ser A (MBIA Insd)..................... 5.375    10/01/17      1,440,335
 1,360    Folsom, CA Pub Fin Auth City Hall & Cmnty Ctr
          Rfdg (FSA Insd)................................. 5.000    10/01/16      1,477,341
 1,480    Fontana, CA Redev Agy Tax Alloc Dwntwn Redev
          Proj Rfdg (MBIA Insd)........................... 5.000    09/01/21      1,537,113
 1,040    Fontana, CA Uni Sch Dist Rfdg (MBIA Insd)....... 5.250    05/01/20      1,145,674
   650    Fresno, CA Jt Pwrs Fin Auth Ser A (FSA Insd).... 5.000    06/01/17        703,898
   590    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA
          Insd)........................................... 5.900    08/01/17        711,764
   630    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA
          Insd)........................................... 5.900    08/01/18        763,182
   675    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA
          Insd)........................................... 5.900    08/01/19        818,525
   720    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA
          Insd)........................................... 5.900    08/01/20        873,878
 2,000    Glendale, CA Redev Agy Tax Ctr Glendale Redev
          Proj (MBIA Insd)................................ 5.250    12/01/20      2,180,540
 2,425    Glendora, CA Pub Fin Auth Tax Alloc Proj No 1
          Ser A (MBIA Insd)............................... 5.000    09/01/24      2,512,276
 1,750    Hacienda La Puente, CA Uni Sch Dist Ser A (MBIA
          Insd)........................................... 5.500    08/01/20      1,908,288
 2,230    Hanford, CA High Sch Dist Election 1998 Ser C
          (MBIA Insd)..................................... 5.700    08/01/28      2,480,964
 1,250    Hemet, CA Uni Sch Dist Ctf Partn Nutrition Ctr
          Proj (FSA Insd)................................. 5.875    04/01/27      1,360,975
 2,500    Huntington Beach, CA High Election 2004 (FSA
          Insd)........................................... 5.000    08/01/26      2,589,275
 2,000    Imperial Irr Dist CA Ctf Partn Elec Sys Proj
          (FSA Insd)...................................... 5.250    11/01/23      2,145,480

See Notes to Financial Statements                                              9

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
$1,950    Imperial Irr Dist CA Ctf Partn Wtr Sys Proj
          (AMBAC Insd).................................... 5.000%   07/01/19   $  2,069,789
 2,000    Inglewood, CA Redev Agy Tax Alloc Merged Redev
          Proj Ser A Rfdg (AMBAC Insd).................... 5.250    05/01/23      2,232,920
 1,715    Irvine, CA Pub Fac & Infrastructure Ser B (AMBAC
          Insd)........................................... 5.000    09/02/23      1,770,377
 2,000    La Canada, CA Uni Sch Dist Election 2004 Ser A
          (MBIA Insd)..................................... 5.500    08/01/28      2,181,500
 2,250    La Mesa Spring Vly, CA Sch Dist Ser A (FGIC
          Insd)........................................... 5.000    08/01/26      2,316,713
 2,000    La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)... 5.250    09/01/24      2,144,540
 2,000    La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)... 5.000    09/01/29      2,047,860
 2,000    La Quinta, CA Redev Agy Tax Alloc Redev Proj
          Area No 1 (AMBAC Insd).......................... 5.000    09/01/22      2,106,240
 1,000    Livermore-Amador Vly Wtr Mgmt Agy CA Swr Rev Ser
          A (AMBAC Insd).................................. 5.250    08/01/16      1,106,170
 1,000    Long Beach, CA Bond Fin Auth Lease Rev Rainbow
          Harbor Refin Proj Ser A (AMBAC Insd)............ 5.250    05/01/24      1,060,160
 1,260    Long Beach, CA Bond Fin Auth Pub Lease Safety
          Fac Proj (AMBAC Insd)........................... 5.250    11/01/16      1,408,441
 1,545    Long Beach, CA Bond Fin Auth Pub Lease Safety
          Fac Proj (AMBAC Insd)........................... 5.250    11/01/20      1,672,262
 2,740    Los Angeles Cnty, CA Ctf Partn Antelope Vly
          Courthouse Ser A (AMBAC Insd)................... 5.750    11/01/16      3,127,600
 1,000    Los Angeles Cnty, CA Ctf Partn Disney Pkg Proj
          Rfdg (AMBAC Insd)............................... 4.750    03/01/23      1,011,020
 1,000    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
          Prop A First Tier Sr Ser C Rfdg (AMBAC Insd).... 5.000    07/01/23      1,032,960
 1,235    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
          Prop C Second Tier Sr Ser A Rfdg (FGIC Insd).... 5.000    07/01/15      1,334,850
 1,000    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
          Prop C Second Tier Sr Ser A Rfdg (FGIC Insd).... 5.000    07/01/16      1,080,850
 1,265    Los Angeles Cnty, CA Schs Regionalized Business
          Svcs Ctf Partn Cap Apprec Pooled Fin Ser A
          (AMBAC Insd)....................................   *      08/01/24        456,488
   264    Los Angeles Cnty, CA Tran Comm Lease Rev Dia RR
          Lease Ltd (FSA Insd)............................ 7.375    12/15/06        267,099
 1,975    Los Angeles, CA Ctf Partn Real Ppty Pgm Ser T
          (MBIA Insd)..................................... 5.000    02/01/19      2,089,728
 2,000    Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA
          Insd)........................................... 5.000    07/01/26      2,070,920
 2,380    Los Angeles, CA Mtg Rev FHA Security 8 Asstd
          Proj Ser A Rfdg (MBIA Insd)..................... 6.100    07/01/25      2,402,182
 1,375    Los Angeles, CA Spl Assmt Landscaping & Ltg Dist
          No 96 Ser 1 (AMBAC Insd)........................ 5.000    03/01/21      1,439,543
 1,000    Los Angeles, CA Uni Sch Dist 1997 Election Ser E
          (MBIA Insd)..................................... 5.500    07/01/17      1,133,990

 10                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
$1,000    Lynwood, CA Uni Sch Dist 2002 Election Ser A
          (FSA Insd)...................................... 5.000%   08/01/27   $  1,028,350
 1,500    Modesto, CA Irr Dist Ctfs Partn Cap Impts Ser A
          (FSA Insd)...................................... 5.250    07/01/18      1,626,270
 1,105    Monrovia, CA Fin Auth Lease Rev Hillside
          Wilderness Preserve (AMBAC Insd)................ 5.000    12/01/20      1,180,792
 2,000    Montclair, CA Redev Agy Tax Redev Proj No V Rfdg
          (MBIA Insd)..................................... 5.000    10/01/20      2,112,660
 1,000    Mount Pleasant, CA Elem Sch Dist 1998 Election
          Ser C (FSA Insd)................................ 5.500    03/01/26      1,081,570
 1,570    Mountain View, CA Shoreline Tax Alloc Ser A
          (MBIA Insd)..................................... 5.250    08/01/16      1,742,009
   370    M-S-R Pub Pwr Agy CA San Juan Proj Rev Adj Sub
          Lien Ser E (MBIA Insd).......................... 6.000    07/01/22        374,144
 2,000    Natomas, CA Uni Sch Dist Rfdg (FGIC Insd)....... 5.250    09/01/16      2,202,740
 1,250    North City West, CA Sch Fac Fin Auth Spl Tax Ser
          B Rfdg (FSA Insd)............................... 5.750    09/01/15      1,358,438
 3,915    Oak Grove, CA Sch Dist 1995 Election (FGIC
          Insd)........................................... 5.250    08/01/25      4,122,378
 1,000    Oakland, CA Uni Sch Dist Alameda Cnty (FSA
          Insd)........................................... 5.000    08/01/17      1,046,140
 1,300    Oceanside, CA Ctf Partn Ser A Rfdg (AMBAC
          Insd)........................................... 5.200    04/01/23      1,382,303
 1,930    Ontario, CA Redev Fin Auth Rev Proj No 1 Ctr
          City & Cimarron (MBIA Insd)..................... 5.250    08/01/15      2,119,854
 3,025    Orange Cnty, CA Pub Fin Auth Lease Rev Juvenile
          Justice Ctr Fac Rfdg (AMBAC Insd)............... 5.375    06/01/17      3,358,688
 5,000    Orange Cnty, CA Recovery Ctfs Partn Ser A (MBIA
          Insd)........................................... 5.800    07/01/16      5,407,500
 1,145    Pacifica, CA Wastewater Rev Rfdg (AMBAC Insd)... 5.000    10/01/25      1,189,300
 1,340    Palm Springs, CA Fin Lease Rev Convention Ctr
          Proj Ser A Rfdg (MBIA Insd)..................... 5.250    11/01/19      1,454,704
 1,000    Perris, CA Sch Dist Ctf Partn Rfdg (FSA Insd)... 6.100    03/01/16      1,020,130
 2,020    Pomona, CA Pub Fin Auth Rev Merged Redev Proj
          Ser AD (MBIA Insd).............................. 5.000    02/01/15      2,177,661
 1,110    Pomona, CA Pub Fin Auth Rev Merged Redev Proj
          Ser AD (MBIA Insd).............................. 5.000    02/01/16      1,196,636
 1,360    Port Hueneme, CA Ctf Partn Cap Impt Pgm Rfdg
          (MBIA Insd)..................................... 6.000    04/01/19      1,647,898
 1,055    Poway, CA Redev Agy Tax Alloc Paguay Redev Proj
          (AMBAC Insd).................................... 5.375    06/15/20      1,151,195
   300    Poway, CA Redev Agy Tax Alloc Paguay Redev Proj
          Ser A (MBIA Insd)............................... 5.000    06/15/33        304,314
 3,000    Rancho Cucamonga, CA Redev Agy Rancho Redev Proj
          (MBIA Insd)..................................... 5.375    09/01/25      3,221,580
 1,680    Rancho, CA Wtr Dist Spl Tax Cmnty Fac Dist 883
          Ser A Rfdg (AMBAC Insd)......................... 6.000    09/01/17      1,773,744

See Notes to Financial Statements                                             11

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
$1,000    Redding, CA Elec Sys Rev Ctf Partn (Inverse
          Fltg) (Escrowed to Maturity) (MBIA Insd)........ 11.093%  07/01/22   $  1,417,240
 1,400    Redding, CA Redev Agy Tax Alloc Canby Hilltop
          Cypress Redev Ser A (MBIA Insd)................. 5.000    09/01/23      1,467,158
 2,000    Rialto, CA Spl Tax Cmnty Fac Dist 87-1 Rfdg (FSA
          Insd)........................................... 5.625    09/01/18      2,164,080
 1,000    Riverside Cnty, CA Ctf Partn Historic Courthouse
          Proj (MBIA Insd)................................ 5.875    11/01/27      1,102,230
 1,310    Rowland, CA Uni Sch Dist Ser A (FSA Insd)....... 5.500    09/01/20      1,429,852
 1,000    Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC
          Insd)........................................... 5.000    12/01/33      1,020,950
 1,500    San Francisco, CA City & Cnty Redev Fin Auth Tax
          Alloc San Francisco Redev Proj Ser A (FSA
          Insd)........................................... 5.000    08/01/15      1,594,365
 2,000    San Francisco, CA City & Cnty Second Ser Issue
          26B (FGIC Insd)................................. 5.000    05/01/22      2,081,020
 2,000    San Jose, CA Arpt Rev Ser A Rfdg (FSA Insd)..... 5.375    03/01/17      2,234,640
 2,675    San Jose, CA Fin Auth Lease Rev Convention Ctr
          Proj Ser F Rfdg (MBIA Insd)..................... 5.000    09/01/17      2,895,527
 1,000    San Leandro, CA Ctf Part Lib & Fire Stations Fin
          (AMBAC Insd).................................... 5.750    11/01/29      1,104,420
 1,000    San Leandro, CA Jt Proj Area Fin (MBIA Insd).... 5.100    12/01/26      1,035,110
 1,460    San Marcos, CA Redev Agy Tax Alloc (FSA Insd)... 5.375    08/01/25      1,559,032
 2,000    Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc
          Ser A Rfdg (MBIA Insd).......................... 5.375    09/01/20      2,156,680
 2,065    Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc
          Ser A Rfdg (MBIA Insd).......................... 5.375    09/01/21      2,218,863
 2,450    Santa Monica, CA Cmnty College Ser A Rfdg (AMBAC
          Insd)........................................... 5.250    02/01/23      2,632,158
 1,000    Shasta, CA Jt Pwrs Fin Auth Cnty Admin Bldg Proj
          Ser A (MBIA Insd)............................... 5.250    04/01/22      1,074,060
 1,000    South Gate, CA Pub Fin Auth South Gate Redev
          Proj No 1 (XLCA Insd)........................... 5.750    09/01/22      1,143,390
 2,750    Southern CA Pub Pwr Transmission Rev Southn
          Transmission Sub Ser A Rfdg (FSA Insd).......... 5.250    07/01/16      3,062,290
 1,135    Sweetwater, CA Auth Wtr Rev (FSA Insd).......... 5.250    04/01/15      1,245,583
 1,195    Sweetwater, CA Auth Wtr Rev (FSA Insd).......... 5.250    04/01/16      1,311,429
 2,150    Temecula, CA Redev Agy Tax Alloc Rev Temecula
          Redev Proj No 1 (MBIA Insd)..................... 5.125    08/01/27      2,203,191
 1,000    University of CA Rev Multi Purp Proj Ser F (FGIC
          Insd)........................................... 5.000    09/01/16      1,053,610
 1,000    University of CA Rev Multi Purp Proj Ser M (FGIC
          Insd)........................................... 5.125    09/01/17      1,089,540
 1,000    University of CA Rev Resh Fac Ser E (AMBAC
          Insd)........................................... 5.000    09/01/19      1,066,250

 12                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
$1,540    Vallejo City, CA Uni Sch Dist Ser A Rfdg (MBIA
          Insd)........................................... 5.900%   02/01/20   $  1,857,687
 2,000    Ventura Cnty, CA Ctf Partn Pub Fin Auth Ser I
          (FSA Insd)...................................... 5.250    08/15/16      2,172,800
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  99.0%
  (Cost $218,351,292).......................................................    234,387,216
TOTAL SHORT-TERM INVESTMENTS  0.9%
  (Cost $2,000,000).........................................................      2,000,000
                                                                               ------------

TOTAL INVESTMENTS  99.9%
  (Cost $220,351,292).......................................................    236,387,216
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%.................................        272,219
                                                                               ------------

NET ASSETS  100.0%..........................................................   $236,659,435
                                                                               ============

    Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.25% of net assets.

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

See Notes to Financial Statements                                             13

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2004

ASSETS:
Total Investments (Cost $220,351,292).......................  $236,387,216
Cash........................................................        49,747
Receivables:
  Interest..................................................     2,673,260
  Fund Shares Sold..........................................       179,305
  Investments Sold..........................................       103,488
Other.......................................................       130,065
                                                              ------------
    Total Assets............................................   239,523,081
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     2,119,064
  Income Distributions......................................       225,024
  Distributor and Affiliates................................       160,560
  Investment Advisory Fee...................................        92,102
Trustees' Deferred Compensation and Retirement Plans........       187,685
Accrued Expenses............................................        79,211
                                                              ------------
    Total Liabilities.......................................     2,863,646
                                                              ------------
NET ASSETS..................................................  $236,659,435
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $218,521,721
Net Unrealized Appreciation.................................    16,035,924
Accumulated Net Realized Gain...............................     1,488,875
Accumulated Undistributed Net Investment Income.............       612,915
                                                              ------------
NET ASSETS..................................................  $236,659,435
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $183,006,636 and 9,665,745 shares of
    beneficial interest issued and outstanding).............  $      18.93
    Maximum sales charge (3.25%* of offering price).........           .64
                                                              ------------
    Maximum offering price to public........................  $      19.57
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $41,062,668 and 2,157,749 shares of
    beneficial interest issued and outstanding).............  $      19.03
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $12,590,131 and 665,089 shares of
    beneficial interest issued and outstanding).............  $      18.93
                                                              ============

*   On sales of $25,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended September 30, 2004

INVESTMENT INCOME:
Interest....................................................  $12,155,138
Dividends...................................................          809
                                                              -----------
    Total Income............................................   12,155,947
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,164,091
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $465,232, $200,233 and $142,464,
  respectively).............................................      807,929
Shareholder Services........................................      146,780
Legal.......................................................       37,932
Trustees' Fees and Related Expenses.........................       26,450
Custody.....................................................       19,675
Other.......................................................      200,356
                                                              -----------
    Total Expenses..........................................    2,403,213
    Less Credits Earned on Cash Balances....................        2,140
                                                              -----------
    Net Expenses............................................    2,401,073
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 9,754,874
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,860,463
  Futures...................................................     (640,951)
                                                              -----------
Net Realized Gain...........................................    1,219,512
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   16,847,748
  End of the Period.........................................   16,035,924
                                                              -----------
Net Unrealized Depreciation During the Period...............     (811,824)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $   407,688
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $10,162,562
                                                              ===========

See Notes to Financial Statements                                             15

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                           FOR THE               FOR THE
                                                          YEAR ENDED            YEAR ENDED
                                                      SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
                                                      ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...............................     $  9,754,874          $ 10,073,099
Net Realized Gain...................................        1,219,512               257,251
Net Unrealized Depreciation During the Period.......         (811,824)           (6,703,034)
                                                         ------------          ------------
Change in Net Assets from Operations................       10,162,562             3,627,316
                                                         ------------          ------------

Distributions from Net Investment Income:
  Class A Shares....................................       (7,229,603)           (7,904,427)
  Class B Shares....................................       (1,397,557)           (1,686,177)
  Class C Shares....................................         (466,320)             (557,298)
                                                         ------------          ------------
                                                           (9,093,480)          (10,147,902)
                                                         ------------          ------------

Distributions from Net Realized Gain:
  Class A Shares....................................              -0-            (1,755,292)
  Class B Shares....................................              -0-              (460,678)
  Class C Shares....................................              -0-              (133,437)
                                                         ------------          ------------
                                                                  -0-            (2,349,407)
                                                         ------------          ------------
Total Distributions.................................       (9,093,480)          (12,497,309)
                                                         ------------          ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES........................................        1,069,082            (8,869,993)
                                                         ------------          ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...........................       29,982,107            48,488,523
Net Asset Value of Shares Issued Through Dividend
  Reinvestment......................................        6,394,383             8,957,796
Cost of Shares Repurchased..........................      (64,008,093)          (53,753,503)
                                                         ------------          ------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS......................................      (27,631,603)            3,692,816
                                                         ------------          ------------
TOTAL DECREASE IN NET ASSETS........................      (26,562,521)           (5,177,177)
NET ASSETS:
Beginning of the Period.............................      263,221,956           268,399,133
                                                         ------------          ------------
End of the Period (Including accumulated
  undistributed net investment income of $612,915
  and ($50,625), respectively)......................     $236,659,435          $263,221,956
                                                         ============          ============

 16                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                 ------------------------------------------------
                                                2004      2003     2002 (c)     2001      2000
                                               ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $18.84    $19.45     $18.64     $17.67    $17.28
                                               ------    ------     ------     ------    ------
  Net Investment Income......................     .75       .74        .77        .81       .82
  Net Realized and Unrealized Gain/Loss......     .06      (.44)       .85        .94       .38
                                               ------    ------     ------     ------    ------
Total from Investment Operations.............     .81       .30       1.62       1.75      1.20
                                               ------    ------     ------     ------    ------
Less:
  Distributions from Net Investment Income...     .72       .75        .78        .78       .81
  Distributions from Net Realized Gain.......     -0-       .16        .03        -0-       -0-
                                               ------    ------     ------     ------    ------
Total Distributions..........................     .72       .91        .81        .78       .81
                                               ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $18.93    $18.84     $19.45     $18.64    $17.67
                                               ======    ======     ======     ======    ======

Total Return (a).............................   4.42%     1.67%      9.01%     10.09%     7.20%
Net Assets at End of the Period (In
  millions)..................................  $183.0    $195.4     $200.4     $174.9    $152.5
Ratio of Expenses to Average Net Assets
  (b)........................................    .89%      .87%       .87%       .89%      .98%
Ratio of Net Investment Income to Average Net
  Assets.....................................   4.00%     3.93%      4.18%      4.43%     4.79%
Portfolio Turnover...........................     16%       25%        32%        39%       52%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.16% to 4.18%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             17

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                --------------------------------------------------
                                               2004        2003     2002 (c)     2001      2000
                                              --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $18.82      $19.44     $18.65     $17.69    $17.26
                                              ------      ------     ------     ------    ------
  Net Investment Income.....................     .72         .60        .63        .67       .68
  Net Realized and Unrealized Gain/Loss.....     .07        (.45)       .84        .94       .43
                                              ------      ------     ------     ------    ------
Total from Investment Operations............     .79         .15       1.47       1.61      1.11
                                              ------      ------     ------     ------    ------
Less:
  Distributions from Net Investment
    Income..................................     .58         .61        .65        .65       .68
  Distributions from Net Realized Gain......     -0-         .16        .03        -0-       -0-
                                              ------      ------     ------     ------    ------
Total Distributions.........................     .58         .77        .68        .65       .68
                                              ------      ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $19.03      $18.82     $19.44     $18.65    $17.69
                                              ======      ======     ======     ======    ======

Total Return (a)............................   4.29%(d)    0.87%      8.16%      9.27%     6.63%
Net Assets at End of the Period (In
  millions).................................  $ 41.1      $ 49.8     $ 53.0     $ 47.7    $ 38.3
Ratio of Expenses to Average Net Assets
  (b).......................................   1.09%(d)    1.62%      1.63%      1.65%     1.74%
Ratio of Net Investment Income to Average
  Net Assets................................   3.80%(d)    3.18%      3.42%      3.67%     4.03%
Portfolio Turnover..........................     16%         25%        32%        39%       52%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 3%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.40% to 3.42%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

 18                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                               ----------------------------------------------------
                                              2004        2003       2002 (c)     2001      2000
                                             ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $18.82      $19.43       $18.64     $17.68    $17.26
                                             ------      ------       ------     ------    ------
  Net Investment Income....................     .61         .61          .64        .68       .68
  Net Realized and Unrealized Gain/Loss....     .08        (.45)         .83        .93       .42
                                             ------      ------       ------     ------    ------
Total from Investment Operations...........     .69         .16         1.47       1.61      1.10
                                             ------      ------       ------     ------    ------
Less:
  Distributions from Net Investment
    Income.................................     .58         .61          .65        .65       .68
  Distributions from Net Realized Gain.....     -0-         .16          .03        -0-       -0-
                                             ------      ------       ------     ------    ------
Total Distributions........................     .58         .77          .68        .65       .68
                                             ------      ------       ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $18.93      $18.82       $19.43     $18.64    $17.68
                                             ======      ======       ======     ======    ======

Total Return (a)...........................   3.75%(e)    0.92%(d)     8.16%      9.27%     6.57%
Net Assets at End of the Period (In
  millions)................................  $ 12.6      $ 18.1       $ 15.0     $ 11.0    $  6.6
Ratio of Expenses to Average Net Assets
  (b)......................................   1.59%(e)    1.62%        1.63%      1.65%     1.74%
Ratio of Net Investment Income to Average
  Net Assets...............................   3.30%(e)    3.20%(d)     3.41%      3.67%     4.03%
Portfolio Turnover.........................     16%         25%          32%        39%       52%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.39% to 3.41%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(d) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

(e) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

See Notes to Financial Statements                                             19

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen California Insured Tax Free Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide only California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. The Fund commenced investment operations on December 13, 1985. The distribution of the Fund's Class B Shares and Class C Shares commenced on April 30, 1993 and August 13, 1993, respectively. The Fund registered Class I Shares on September 1, 2004. There were no sales of Class I Shares for the period ended September 30, 2004. Effective November 30, 2003, the Fund's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management (the "Adviser").

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2004, the Fund had no when-issued or delayed delivery purchase commitment.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At September 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $220,218,696
                                                              ============
Gross tax unrealized appreciation...........................  $ 16,168,520
Gross tax unrealized depreciation...........................            --
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 16,168,520
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended September 30, 2004 and 2003 was as follows:

                                                               2004        2003
Distributions paid from:
  Ordinary income...........................................  $6,710    $   58,761
  Long-term capital gain....................................      --     2,326,272
                                                              ------    ----------
                                                              $6,710    $2,385,033
                                                              ======    ==========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to the Fund's investment in other regulated investment companies totaling $2,152 was reclassified from accumulated undistributed net investment income to accumulated net realized gain. Additionally, a permanent difference relating to book to tax accretion differences totaling $6 was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $      543
Undistributed long-term capital gain........................   1,481,141

F. INSURANCE EXPENSE The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund's portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund's portfolio.

G. EXPENSE REDUCTIONS During the year ended September 30, 2004, the Fund's custody fee was reduced by $2,140 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $100 million..........................................     .500%
Next $150 million...........................................     .450%
Next $250 million...........................................     .425%
Over $500 million...........................................     .400%

    For the year ended September 30, 2004, the Fund recognized expenses of approximately $19,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services Agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2004, the Fund recognized expenses of approximately $51,800 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2004, the Fund recognized expenses of approximately $109,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $108,807 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

3. CAPITAL TRANSACTIONS

    At September 30, 2004, capital aggregated $166,597,159, $39,298,465 and
$12,626,097 for Classes A, B and C, respectively. For the year ended September 30, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,321,299    $ 24,855,999
  Class B...................................................     171,104       3,223,210
  Class C...................................................     100,371       1,902,898
                                                              ----------    ------------
Total Sales.................................................   1,592,774    $ 29,982,107
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     273,238    $  5,131,435
  Class B...................................................      51,748         973,315
  Class C...................................................      15,415         289,633
                                                              ----------    ------------
Total Dividend Reinvestment.................................     340,401    $  6,394,383
                                                              ==========    ============
Repurchases:
  Class A...................................................  (2,300,593)   $(42,956,763)
  Class B...................................................    (711,747)    (13,334,011)
  Class C...................................................    (409,940)     (7,717,319)
                                                              ----------    ------------
Total Repurchases...........................................  (3,422,280)   $(64,008,093)
                                                              ==========    ============

    At September 30, 2003, capital aggregated $179,566,488, $48,435,951 and
$18,150,885 for Classes A, B and C, respectively. For the year ended September 30, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,661,438    $ 31,350,394
  Class B...................................................     428,696       8,090,363
  Class C...................................................     480,104       9,047,766
                                                              ----------    ------------
Total Sales.................................................   2,570,238    $ 48,488,523
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     366,301    $  6,890,766
  Class B...................................................      83,899       1,577,306
  Class C...................................................      26,042         489,724
                                                              ----------    ------------
Total Dividend Reinvestment.................................     476,242    $  8,957,796
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,957,587)   $(36,611,996)
  Class B...................................................    (593,532)    (11,117,759)
  Class C...................................................    (320,896)     (6,023,748)
                                                              ----------    ------------
Total Repurchases...........................................  (2,872,015)   $(53,753,503)
                                                              ==========    ============

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

    Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2004 and 2003, 28,194 and 44,998 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2004 and 2003, no Class C Shares converted to Class A Shares. Classes B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within four years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   3.00%              1.00%
Second......................................................   2.50%               None
Third.......................................................   2.00%               None
Fourth......................................................   1.00%               None
Fifth and Thereafter........................................    None               None

    For the year ended September 30, 2004, Van Kampen as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $31,800 and CDSC on redeemed shares of approximately $63,300. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $38,368,144 and $72,683,812, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the different types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

    Transactions in futures contracts for the year ended September 30, 2004, were as follows:

                                                              CONTRACTS
Outstanding at September 30, 2003...........................     252
Futures Closed..............................................    (252)
                                                                ----
Outstanding at September 30, 2004...........................     -0-
                                                                ====

B. INDEXED SECURITY An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. These instruments are identified in the portfolio of investments.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. At September 30, 2004, there were no distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") for Class B and Class C Shares. Any unreimbursed receivables may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

    Included in the fees for the year ended September 30, 2004 are payments retained by Van Kampen of approximately $146,500 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $47,600.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen California Insured Tax Free Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen California Insured Tax Free Fund (the "Fund"), including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen California Insured Tax Free Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
November 5, 2004

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal Income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2004. The Fund designated 99.9% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 28

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             85       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

J. Miles Branagan (72)        Trustee      Trustee     Private investor.              83       Trustee/Director/Managing
1632 Morning Mountain Road                 since 1995  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         83       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      85       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            83       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      83       Trustee/Director/Managing
1744 R Street, NW                          since 1993  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       85       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            83       Trustee/Director/Managing
423 Country Club Drive                     since 1985  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         85       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           83       Trustee/Director/Managing
(62)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            83       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           85       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        85       Trustee/Director/Managing
333 West Wacker Drive                      since 1985  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such Trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James M. Dykas (38)           Chief Financial Officer  Officer     Executive Director of Van Kampen Asset Management and Morgan
1 Parkview Plaza              and Treasurer            since 1999  Stanley Investment Management. Chief Financial Officer and
Oakbrook Terrace, IL 60181                                         Treasurer of funds in the Fund Complex. Prior to August
                                                                   2004, Assistant Treasurer of funds in the Fund Complex.

Joseph J. McAlinden (61)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Director of Morgan Stanley Trust for
                                                                   over 5 years. Executive Vice President and Chief Investment
                                                                   Officer of funds in the Fund Complex. Managing Director and
                                                                   Chief Investment Officer of Van Kampen Investments, the
                                                                   Adviser and Van Kampen Advisors Inc. since December 2002.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (65)        Executive Vice           Officer     Principal Executive Officer of the Funds since November
1221 Avenue of the Americas   President and            since 2003  2003. Chief Executive Officer and Chairman of Investor
New York, NY 10020            Principal Executive                  Services. Executive Vice President and Principal Executive
                              Officer                              Officer of funds in the Fund Complex. Managing Director of
                                                                   Morgan Stanley. Chief Administrative Officer, Managing
                                                                   Director and Director of Morgan Stanley Investment Advisors
                                                                   Inc., Morgan Stanley Services Company Inc. and Managing
                                                                   Director and Director of Morgan Stanley Distributors Inc.
                                                                   Chief Executive Officer and Director of Morgan Stanley
                                                                   Trust. Executive Vice President and Principal Executive
                                                                   Officer of the Institutional and Retail Morgan Stanley
                                                                   Funds; Director of Morgan Stanley SICAV; previously Chief
                                                                   Global Operations Officer and Managing Director of Morgan
                                                                   Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 41, 341, 541
                                                 CAI ANR 11/04 RN04-02583P-Y
                                                 09/04

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 09/30/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 9/30/94 through 9/30/04. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN MUNICIPAL INCOME       LEHMAN BROTHERS MUNICIPAL BOND
                                                                            FUND                              INDEX
                                                                ---------------------------       ------------------------------
9/94                                                                        9525                              10000
12/94                                                                       9417                               9857
                                                                           10080                              10554
                                                                           10168                              10808
                                                                           10373                              11118
12/95                                                                      10887                              11577
                                                                           10717                              11438
                                                                           10804                              11526
                                                                           11065                              11790
12/96                                                                      11329                              12090
                                                                           11327                              12061
                                                                           11706                              12477
                                                                           12029                              12853
12/97                                                                      12364                              13202
                                                                           12499                              13354
                                                                           12669                              13557
                                                                           13059                              13973
12/98                                                                      13003                              14057
                                                                           13029                              14181
                                                                           12725                              13931
                                                                           12504                              13876
12/99                                                                      12298                              13768
                                                                           12530                              14170
                                                                           12624                              14384
                                                                           12840                              14732
12/00                                                                      13289                              15377
                                                                           13552                              15718
                                                                           13583                              15820
                                                                           13987                              16264
12/01                                                                      13788                              16165
                                                                           13880                              16317
                                                                           14389                              16914
                                                                           15155                              17717
12/02                                                                      15080                              17717
                                                                           15240                              17930
                                                                           15619                              18393
                                                                           15657                              18407
12/03                                                                      15889                              18659
                                                                           16101                              18982
                                                                           15713                              18532
9/04                                                                       16314                              19254

                                A SHARES               B SHARES               C SHARES
                             since 08/01/90         since 08/24/92         since 08/13/93
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        4.75%                  4.00%                  1.00%
AVERAGE ANNUAL TOTAL       W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
RETURNS                     CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception              6.17%       5.80%      4.87%       4.87%      4.03%      4.03%

10-year                      5.53        5.02       5.06        5.06       4.72       4.72

5-year                       5.46        4.45       4.67        4.42       4.66       4.66

1-year                       4.20       -0.75       3.41       -0.58       3.43       2.43
--------------------------------------------------------------------------------------------

30-Day SEC Yield                  3.29%                  2.72%                  2.72%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004

Van Kampen Municipal Income Fund is managed by the Adviser's Municipal Fixed Income team. Current members of the team include James F. Willison, Managing Director of the Adviser; Joseph R. Arcieri, Executive Director of the Adviser; and Timothy D. Haney, Vice President of the Adviser.(1)

MARKET CONDITIONS

The interest-rate environment of the 12 months ended September 30, 2004 was marked by two periods of steadily declining yields, with a significant sell-off in the middle. Yields fell steadily through the first half of the period, approaching the historical lows of 2003. This trend persisted until March, at which point yields reversed direction and began an upward march as prices fell. These losses were steepest in April, as a surprisingly strong employment report and signals from members of the Federal Open Market Committee (the Fed) caused investors to expect a near-term rate increase. Rates went on to decline from May through the end of the period as the market digested the Fed's newly hawkish rate stance. Investors were further comforted when, after the Fed raised rates at its June 30, 2004 meeting, its members indicated that the path of future rate increases would be measured.

Unusually, longer-maturity securities largely outperformed in this period of Fed tightening. The typical pattern in periods of tightening policy has been an increase in yields across all maturities. During the review period, however, yields of shorter maturity bonds rose while those of bonds with longer maturities declined slightly.

Lower-quality municipal bonds also performed strongly in this environment, as the difference in yields (known as the "yield spread") between AAA and BBB rated bonds decreased by roughly 20 basis points for 20-year bonds. As a result, sectors with heavy exposure to lower-rated debt, such as hospitals and industrial revenue, posted higher total returns than sectors dominated by higher-rated debt.

Issuance for the first nine months of 2004 (the final nine months of the review period) was roughly 9 percent lower than in the same period in 2003. That said, 2003 was a record year, and at the current pace of issuance, 2004 could well be one of the largest years in recent memory. This historically strong supply met with faltering demand from mutual funds, as fund investors withdrew over $16 billion in net cash during the period. This faltering demand was largely offset by increased participation in the market by insurance companies and individual investors.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

The fund returned 4.20 percent for the 12 months ended September 30, 2004 (Class A shares, unadjusted for sales charge), just slightly underperforming the Lehman Brothers Municipal Bond Index (which is not adjusted for any expenses). (See table below.)

One of our key strategies in managing the fund is to adjust its interest-rate exposure to reflect our expectations for the economy. During the period, we continued to see an improving economy and a rise in short-term interest rates that typically accompanies it. As a result, we kept the portfolio's duration (a measure of interest-rate sensitivity) lower than that of our internal performance benchmark. We also de-emphasized the 5- to 10-year area of the yield curve in order to limit the potential adverse effects of rising interest rates there. Instead, we focused our purchases on bonds with longer maturities. Many of these securities were high-grade bonds in the 30-year range. We also added to our core position of premium, callable bonds in the 15- to 20-year range. The structure of these bonds offers the yield advantage of longer-maturity securities coupled with the limited interest-rate volatility of bonds with shorter maturities. The portfolio's shorter duration slightly hampered returns; however, its exposure to bonds on the longer end of the yield curve was more beneficial.

In managing the portfolio, we actively traded our high-grade securities based on relative-value fluctuations. This trading was largely driven by instances where securities met our performance targets, were sold, and the proceeds reinvested in bonds with more compelling total-return potential. In addition, several of the fund's positions were called by their issuers, and we replaced them with securities with attractive yield characteristics. These purchases had the effect of slightly reducing the fund's overall credit quality, though it remained high, with 81 percent of holdings rated AA or better. The portfolio remained well diversified across major market sectors, with its three largest exposures being general purpose, transportation and public education.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004

--------------------------------------------------------------
                                      LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   MUNICIPAL BOND INDEX

       4.20%     3.41%     3.43%           4.60%
--------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

RATINGS ALLOCATIONS AS OF 9/30/04           TOP 5 SECTORS AS OF 9/30/04
AAA/Aaa                         70.2%       General Purpose               15.5%
AA/Aa                           11.2        Transportation                13.4
A/A                              5.1        Public Education              11.3
BBB/Baa                          3.7        Wholesale Electric            10.5
BB/Ba                            0.9        Water & Sewer                  8.3
B/B                              0.3
D/D                              0.2
Non-Rated                        8.4

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 9/30/04
New York                                                             14.0%
California                                                           11.0
New Jersey                                                           10.2
Texas                                                                 8.1
Illinois                                                              7.9
Colorado                                                              6.7
Florida                                                               5.7
Michigan                                                              3.9
Massachusetts                                                         3.7
Arizona                                                               3.3
Oregon                                                                2.6
Washington                                                            2.1
Utah                                                                  2.0
Connecticut                                                           1.9
Missouri                                                              1.6
Georgia                                                               1.5
North Carolina                                                        1.4
Indiana                                                               1.4
District of Columbia                                                  1.3
Kansas                                                                1.1
Tennessee                                                             1.1
Pennsylvania                                                          0.9
West Virginia                                                         0.8
New Hampshire                                                         0.8
Alabama                                                               0.8
Rhode Island                                                          0.5
Arkansas                                                              0.5
Iowa                                                                  0.5
Nevada                                                                0.5
South Dakota                                                          0.3
Louisiana                                                             0.2

                                                 (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 9/30/04
                                           (continued from previous page)
South Carolina                                                        0.2%
Ohio                                                                  0.2
Vermont                                                               0.2
Oklahoma                                                              0.1
                                                                    -----
Total Investments                                                    99.0%
Other Assets in Excess of Liabilities                                 1.0
                                                                    -----
Total Net Assets                                                    100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocations and sectors are as a percentage of long-term investments. Summary of investments by state classification is as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen open-end fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each month with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/04-9/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                BEGINNING
                                                 ACCOUNT          ENDING         EXPENSES PAID
                                                  VALUE        ACCOUNT VALUE    DURING PERIOD*
                                              -------------------------------------------------
                                                 4/1/04           9/30/04       4/1/04-9/30/04
Class A
  Actual....................................    $1,000.00        $1,013.21           $4.28
  Hypothetical..............................     1,000.00         1,020.70            4.29
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00         1,009.34            8.09
  Hypothetical..............................     1,000.00         1,017.00            8.12
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00         1,009.39            8.09
  Hypothetical..............................     1,000.00         1,017.00            8.12
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.85%, 1.61%, and 1.61% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.
 8

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON     MATURITY      VALUE
---------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  98.6%
           ALABAMA  0.8%
$ 1,865    Alabama St Univ Rev Gen Tuition & Fee Ser B
           (MBIA Insd)....................................  5.250%    03/01/33   $  2,114,425
  2,930    Alabama Wtr Pollutn Ctl Auth Revolving Fd Ln
           Ser A (Prerefunded 08/15/05) (AMBAC Insd)
           (a)............................................  6.750     08/15/17      3,060,531
      3    Mobile, AL Indl Dev Brd Solid Waste Disp Rev
           Mobile Energy Svc Co Proj Rfdg.................  6.950     01/01/20             18
                                                                                 ------------
                                                                                    5,174,974
                                                                                 ------------
           ARIZONA  3.3%
  8,685    Arizona Sch Fac Brd Ctf Ser B (FGIC Insd)......  5.250     09/01/17      9,612,558
  5,000    Phoenix, AZ Civic Impt Corp Sr Lien Ser B (AMT)
           (FGIC Insd)....................................  5.250     07/01/32      5,125,950
  2,500    Phoenix, AZ Indl Dev Auth Mtg Christian Care
           Apt Proj Ser A Rfdg............................  6.500     01/01/26      2,561,275
    500    Scottsdale, AZ Indl Dev Auth Rev First Mtg
           Westminster Vlg Ser A Rfdg (Prerefunded @
           06/01/05)......................................  8.250     06/01/15        530,500
  1,875    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem
           Hosp Ser A Rfdg (AMBAC Insd)...................  6.000     09/01/12      2,091,506
  1,750    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem
           Hosp Ser A Rfdg (AMBAC Insd)...................  6.125     09/01/17      1,955,555
                                                                                 ------------
                                                                                   21,877,344
                                                                                 ------------
           ARKANSAS  0.5%
  1,400    Jackson Cnty, AR Hlthcare Fac Brd First Mtg
           Hosp Rev Newport Hosp & Clinic Inc.............  7.375     11/01/11      1,404,256
  2,102    Maumelle, AR Dogwood Addition Prd Muni Ppty
           Owners Rfdg....................................  7.500     03/01/06      2,087,988
                                                                                 ------------
                                                                                    3,492,244
                                                                                 ------------
           CALIFORNIA  11.0%
  4,870    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
           Sub Pub Impts Proj C (FSA Insd)................   *        09/01/20      2,248,138
    305    California Infrastructure & Econ Dev Bk Rev Bay
           Area Toll Brdgs First Lien A (FSA Insd)........  5.250     07/01/20        333,728
  5,000    California Infrastructure & Econ Dev Bk Rev
           Rites-PA-1202R (Inverse Fltg) (Acquired
           09/10/03, Cost $5,484,100) (FSA Insd) (b)
           (c)............................................  8.581     07/01/11      5,941,900
 10,000    California St Dept Wtr Res Pwr Ser A (AMBAC
           Insd)..........................................  5.500     05/01/16     11,373,900
  5,000    California St Dept Wtr Res Pwr Ser A (XLCA
           Insd)..........................................  5.375     05/01/17      5,557,450
  6,575    California St Dept Wtr Res Pwr Supply Rev
           Rites-PA-1201R (Inverse Fltg) (Acquired
           09/08/03, Cost $7,143,277) (MBIA Insd) (b)
           (c)............................................  8.581     05/01/20      7,715,828
  7,500    California St Drivers Ser 482 (Inverse Fltg)
           (Acquired 07/19/04, Cost $8,325,750) (XLCA
           Insd) (b) (c)..................................  8.505     10/01/10      8,767,950

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON     MATURITY      VALUE
---------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$ 3,500    California St Pub Wks Brd Lease Rev Dept
           Corrections Ser C..............................  5.250%    06/01/28   $  3,606,050
  2,640    Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC
           Insd)..........................................   *        09/01/13      1,577,110
  5,430    Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC
           Insd)..........................................   *        09/01/14      3,028,148
  3,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
           Cap Apprec Rfdg (MBIA Insd)....................   *        01/15/17      1,619,160
 21,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
           Cap Apprec Rfdg................................   *        01/15/24      6,769,560
 15,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
           Cap Apprec Rfdg................................   *        01/15/30      3,335,100
  6,695    San Francisco, CA City & Cnty Second Ser Issue
           29 B Rfdg (FGIC Insd)..........................  5.125     05/01/20      7,184,739
  5,000    West Contra Costa CA Uni Election of 2002 Ser B
           (FSA Insd).....................................  5.000     08/01/26      5,148,250
                                                                                 ------------
                                                                                   74,207,011
                                                                                 ------------
           COLORADO  6.7%
  2,840    Adams Cnty, CO Single Family Mtg Rev Ser A
           (Escrowed to Maturity).........................  8.875     08/01/10      3,690,892
  5,000    Arapahoe Cnty, CO Wtr & Waste Proj Ser A (MBIA
           Insd)..........................................  5.125     12/01/32      5,159,250
  5,000    Colorado Dept Trans Rev Antic Nts Ser A
           (Prerefunded @ 12/15/13) (AMBAC Insd)..........  5.250     12/15/16      5,703,300
  5,000    Colorado Ed & Cultural Fac Auth Rev Impt
           Charter Sch Peak to Peak Rfdg (XLCA Insd)......  5.250     08/15/34      5,197,750
  1,000    Colorado Hlth Fac Auth Rev Evangelical Lutheran
           Ser A..........................................  5.250     06/01/34      1,010,880
  5,000    Colorado Springs, CO Utils Rev Sys Sub Lien Ser
           A Impt & Rfdg..................................  5.000     11/15/21      5,229,750
  6,500    E 470 Pub Hwy Auth Co Rev Cap Apprec Sr Ser B
           (MBIA Insd)....................................   *        09/01/20      3,059,485
 15,000    E 470 Pub Hwy Auth Co Rev Cap Apprec Sr Ser B
           (MBIA Insd)....................................   *        09/01/20      7,099,950
  1,320    El Paso Cnty, CO Sch Dist No 003 Widefield Ser
           A (Prerefunded @ 12/15/05) (MBIA Insd).........   *        12/15/14        781,572
  1,420    El Paso Cnty, CO Sch Dist No 003 Widefield Ser
           A (Prerefunded @ 12/15/05) (MBIA Insd).........   *        12/15/15        792,559
  1,420    El Paso Cnty, CO Sch Dist No 003 Widefield Ser
           A (Prerefunded @ 12/15/05) (MBIA Insd).........   *        12/15/16        743,086
  1,330    El Paso Cnty, CO Sch Dist No 003 Widefield Ser
           A (Prerefunded @ 12/15/05) (MBIA Insd).........   *        12/15/18        611,893
  3,690    Jefferson Cnty, CO Residential Mtg Rev
           (Escrowed to Maturity)......................... 11.500     09/01/12      5,661,161
                                                                                 ------------
                                                                                   44,741,528
                                                                                 ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON     MATURITY      VALUE
---------------------------------------------------------------------------------------------
           CONNECTICUT  1.9%
$ 2,785    Bridgeport, CT Rol Ser II R 182 (Inverse Fltg)
           (Acquired 07/09/02, Cost $3,177,971) (FGIC
           Insd) (b) (c)..................................  8.982%    08/15/15   $  3,506,371
  2,950    Bridgeport, CT Rol Ser II R 182 (Inverse Fltg)
           (Acquired 07/09/02, Cost $3,323,232) (FGIC
           Insd) (b) (c)..................................  8.982     08/15/16      3,692,485
  2,530    Mashantucket Western Pequot Tribe CT Spl Rev
           Ser A, 144A-Private Placement (d)..............  6.400     09/01/11      2,707,657
  2,470    Mashantucket Western Pequot Tribe CT Spl Rev
           Ser A, 144A-Private Placement (Prerefunded @
           09/01/07) (d)..................................  6.400     09/01/11      2,753,926
                                                                                 ------------
                                                                                   12,660,439
                                                                                 ------------
           DISTRICT OF COLUMBIA  1.3%
  5,150    District Columbia Tax Incrmnt Gallary Place
           Proj (FSA Insd)................................  5.250     07/01/27      5,394,213
  3,000    Metropolitan Washington DC Arpts Auth Sys Ser A
           (AMT) (FGIC Insd)..............................  5.250     10/01/32      3,067,830
                                                                                 ------------
                                                                                    8,462,043
                                                                                 ------------
           FLORIDA  5.6%
  5,000    Broward Cnty, FL Arpt Sys Rev Ser J-I (AMT)
           (AMBAC Insd)...................................  5.250     10/01/26      5,146,400
  9,000    Dade Cnty, FL Gtd Entitlement Rev Cap Apprec
           Ser A Rfdg (MBIA Insd).........................   *        02/01/18      4,322,430
  5,000    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
           Insd)..........................................  5.950     07/01/20      5,153,550
  6,385    Lake Cnty, FL Sch Brd Ctf Part (AMBAC Insd)....  5.375     07/01/16      7,079,305
    500    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg......................  8.625     07/01/20        519,825
    595    Orange Cnty, FL Tourist Dev Tax Rev (Escrowed
           to Maturity) (AMBAC Insd)......................  6.000     10/01/16        596,089
 12,860    Orlando, FL Utils Commn Wtr Rfdg...............  5.250     10/01/19     13,975,991
    808    Tampa Palms, FL Open Space & Tran Cmnty Dev
           Dist Rev Cap Impt Area 7 Proj (Prerefunded @
           05/01/05)......................................  7.500     05/01/18        849,628
                                                                                 ------------
                                                                                   37,643,218
                                                                                 ------------
           GEORGIA  1.2%
  2,000    Fulton Cnty, GA Hsg Auth Multi-Family Hsg Rev
           Azalea Manor Proj Ser A (Acquired 02/18/98,
           Cost $2,000,000) (b) (e).......................  6.500     02/01/28        990,000
  6,315    Municipal Elec Auth GA Combustion Turbine Proj
           Ser A (MBIA Insd)..............................  5.250     11/01/17      7,020,070
                                                                                 ------------
                                                                                    8,010,070
                                                                                 ------------

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON     MATURITY      VALUE
---------------------------------------------------------------------------------------------
           ILLINOIS  7.9%
$ 5,000    Chicago, IL Brd Ed Cap Apprec Sch Reform Ser A
           (FGIC Insd)....................................   *        12/01/20   $  2,329,450
  3,000    Chicago, IL Lakefront Millennium Pkg Fac (MBIA
           Insd) (f)...................................... 0/5.650%   01/01/19      3,053,970
  1,000    Chicago, IL Metro Wtr Reclamation Dist Gtr
           Chicago (Escrowed to Maturity).................  7.000     01/01/11      1,189,820
  8,050    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
           Lien C-2 Rfdg (AMT) (XLCA Insd)................  5.250     01/01/34      8,247,949
  5,100    Chicago, IL O'Hare Intl Arpt Spl Fac Rev United
           Airls Proj Ser B (AMT) (e) (g).................  5.200     04/01/11      1,377,000
  3,210    Chicago, IL Proj & Rfdg Ser C (FGIC Insd)......  5.750     01/01/16      3,653,558
    165    Chicago, IL Single Family Mtg Rev Ser A (AMT)
           (GNMA Collateralized)..........................  7.000     09/01/27        165,729
    125    Chicago, IL Tax Increment Alloc Santn Drain &
           Ship Canal Ser A...............................  7.375     01/01/05        125,284
  1,000    Chicago, IL Tax Increment Alloc Santn Drain &
           Ship Canal Ser A...............................  7.750     01/01/14      1,045,000
  2,000    Chicago, IL Tax Increment Alloc Sub Cent Loop
           Redev Ser A....................................  6.500     12/01/05      2,080,860
  1,000    Cook Cnty, IL Cmnty College Dist No 508 Chicago
           Ctf Part (FGIC Insd)...........................  8.750     01/01/07      1,143,730
  2,265    Cook Cnty, IL Cons High Sch Dist No 200 Oak
           Park (FSA Insd)................................   *        12/01/11      1,739,384
  5,000    Cook Cnty, IL Ser A (FGIC Insd)................  5.500     11/15/31      5,374,650
  1,500    Hodgkins, IL Tax Increment Ser A Rfdg..........  7.625     12/01/13      1,612,965
  1,365    Huntley, IL Increment Alloc Rev Huntley Redev
           Proj Ser A.....................................  8.500     12/01/15      1,433,755
    250    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj...................................  8.000     11/15/06        240,567
  5,000    Illinois St First Ser (FSA Insd)...............  5.250     12/01/21      5,393,650
  9,250    Metropolitan Pier & Expo Auth IL Dedicated St
           Tax Rev Cap Apprec McCormick Rfdg (MBIA
           Insd)..........................................   *        06/15/19      6,886,625
  3,555    Metropolitan Pier & Expo Auth IL Dedicated St
           Tax Rev Cap Apprec McCormick Ser A Rfdg (MBIA
           Insd)..........................................   *        12/15/15      2,213,983
  1,200    Saint Charles, IL Indl Dev Rev Tri-City Ctr
           Proj (Acquired 11/17/93, Cost $1,200,000)
           (b)............................................  7.500     11/01/13      1,194,204
  4,270    Will Cnty, IL Fst Presv Dist Ser B (FGIC
           Insd)..........................................   *        12/01/15      2,654,915
                                                                                 ------------
                                                                                   53,157,048
                                                                                 ------------
           INDIANA  1.4%
  2,500    Indiana Bd Bk Spl Pgm Hendricks Redev
           (Prerefunded @ 02/01/07) (LOC--Canadian
           Imperial Bank).................................  6.200     02/01/23      2,784,975
  1,920    Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj
           Ser A..........................................  7.125     06/01/34      1,764,538
    550    Indianapolis, IN Loc Pub Impt Bd Bk Ser D......  6.750     02/01/14        667,414

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON     MATURITY      VALUE
---------------------------------------------------------------------------------------------
           INDIANA (CONTINUED)
$   140    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *        06/30/11   $     84,433
    140    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *        06/30/12         78,212
    135    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *        06/30/13         69,864
    130    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *        06/30/14         62,321
    130    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *        06/30/15         57,729
    135    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *        06/30/16         55,551
    225    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *        06/30/17         85,763
  3,295    Vigo Cnty, IN Elem Sch Bldg First Mtg Impt &
           Rfdg (FSA Insd)................................  5.250%    01/10/22      3,519,159
                                                                                 ------------
                                                                                    9,229,959
                                                                                 ------------
           IOWA  0.5%
    640    Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp
           Proj (FSA Insd)................................  6.000     07/01/07        703,328
  2,400    Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp
           Proj (FSA Insd)................................  5.750     07/01/17      2,643,840
                                                                                 ------------
                                                                                    3,347,168
                                                                                 ------------
           KANSAS  1.1%
  6,600    Sedgwick Cnty, KS Uni Sch Dist No 259 Wichita
           (MBIA Insd)....................................  5.625     09/01/13      7,496,676
                                                                                 ------------

           LOUISIANA  0.2%
  1,400    West Feliciana Parish, LA Pollutn Ctl Rev Gulf
           States Util Co Proj Ser A......................  7.500     05/01/15      1,419,418
                                                                                 ------------

           MASSACHUSETTS  3.7%
  7,500    Massachusetts St Fed Hwy Ser A.................  5.750     06/15/14      8,488,425
  3,500    Massachusetts St Hlth & Ed Fac Auth Rev (MBIA
           Insd)..........................................  5.000     07/01/13      3,578,680
  1,500    Massachusetts St Indl Fin Agy Hillcrest Ed Ctr
           Inc Proj (Prerefunded @ 07/01/05)..............  8.450     07/01/18      1,585,755
  5,270    Massachusetts St Indl Fin Agy Rev First Mtg
           Reeds Landing Proj (Variable Rate Coupon)......  7.100     10/01/28      5,250,712
  5,000    Massachusetts St Rol-R 143-Ser II (Inverse
           Fltg) (Acquired 11/26/01, Cost $5,345,326)
           (MBIA Insd) (b) (c)............................  8.718     11/01/16      6,204,150
                                                                                 ------------
                                                                                   25,107,722
                                                                                 ------------

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON     MATURITY      VALUE
---------------------------------------------------------------------------------------------
           MICHIGAN  3.9%
$   840    Detroit, MI Loc Dev Fin Auth Tax Increment Sub
           Ser C (Acquired 09/08/97, Cost $840,000) (b)...  6.850%    05/01/21   $    821,646
  5,000    Detroit, MI Sew Disp Rev Sr Lien Ser A Rfdg
           (FGIC Insd)....................................  5.125     07/01/31      5,129,500
  5,000    Michigan St Bldg Auth Rev Fac Pgm Ser II.......  5.500     10/15/16      5,632,550
  5,000    Michigan St Strategic Fd Detroit Edison Co Proj
           C Rfdg (AMT) (XLCA Insd).......................  5.450     12/15/32      5,199,400
  1,000    Michigan St Strategic Fd Detroit Edison Pollutn
           Ctl Ser B Rfdg (AMT)...........................  5.650     09/01/29      1,024,660
  9,739    Michigan St Strategic Fd Ltd Oblig Rev Great
           Lakes Pulp & Fiber Proj (AMT) (e) (h)..........  8.000     12/01/27      1,441,445
  1,935    Michigan St Strategic Fd Solid Genesee Pwr Sta
           Proj Rfdg (AMT)................................  7.500     01/01/21      1,704,445
  5,000    Western Townships, MI Util Sew Rfdg (MBIA
           Insd)..........................................  5.250     01/01/16      5,460,150
                                                                                 ------------
                                                                                   26,413,796
                                                                                 ------------
           MISSOURI  1.6%
  3,000    Kansas City, MO Indl Dev Auth Plaza Lib Proj...  6.000     03/01/16      3,146,040
  2,835    Kansas City, MO Port Auth Fac Riverfront Park
           Proj Ser A.....................................  5.750     10/01/06      2,875,852
  3,935    Macon, MO Ctf Part (MBIA Insd).................  5.250     08/01/17      4,272,466
    530    Saint Louis, MO Tax Increment Rev Scullin Redev
           Area Ser A..................................... 10.000     08/01/10        624,192
                                                                                 ------------
                                                                                   10,918,550
                                                                                 ------------
           NEVADA  0.5%
  3,000    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC
           Insd)..........................................  5.000     07/01/36      3,046,080
                                                                                 ------------

           NEW HAMPSHIRE  0.8%
  1,555    New Hampshire Higher Ed & Hlth Fac Auth Rev....  8.800     06/01/09      1,651,923
    760    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Daniel Webster College Issue Rfdg..............  6.100     07/01/09        813,025
    750    New Hampshire St Business Fin Auth Elec Fac Rev
           Plymouth Cogeneration (AMT) (Acquired 06/29/93,
           Cost $734,079) (b).............................  7.750     06/01/14        767,527
  1,000    New Hampshire St Business Fin Auth Rev Alice
           Peck Day Hlth Sys Ser A........................  6.875     10/01/19      1,004,120
  1,000    New Hampshire St Tpk Sys Rev Ser A Rfdg (FGIC
           Insd)..........................................  6.750     11/01/11      1,113,720
                                                                                 ------------
                                                                                    5,350,315
                                                                                 ------------
           NEW JERSEY  10.2%
  2,000    Camden Cnty, NJ Impt Auth Lease Rev Dockside
           Refrig (Acquired 01/29/97, Cost $2,074,739) (b)
           (e) (g)........................................  8.400     04/01/24      1,607,500
  3,250    Landis, NJ Sew Auth Swr Rev (Inverse Fltg)
           (FGIC Insd) (c)................................  9.670     09/19/19      4,198,837

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON     MATURITY      VALUE
---------------------------------------------------------------------------------------------
           NEW JERSEY (CONTINUED)
$ 6,130    Middlesex Cnty, NJ Util Auth Swr Rev Ser A Rfdg
           (MBIA Insd)....................................  6.250%    08/15/10   $  6,931,007
  9,725    New Jersey Econ Dev Auth Drivers Ser 365
           (Inverse Fltg) (Acquired 08/04/03, Cost
           $10,450,265) (FGIC Insd) (b) (c)...............  8.525     06/15/11     11,519,165
  2,000    New Jersey Econ Dev Auth Holt Hauling & Warehsg
           Rev Ser G Rfdg (e) (g).........................  8.400     12/15/15      1,607,500
  1,900    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A (Prerefunded @
           11/01/06)......................................  8.500     11/01/16      2,173,296
    350    New Jersey Econ Dev Auth Rev RWJ Hlthcare Corp
           (FSA Insd).....................................  6.250     07/01/14        358,235
  1,000    New Jersey Econ Dev Auth Rev Utd Methodist
           Homes (Prerefunded @ 07/01/05).................  7.500     07/01/20      1,061,140
  1,000    New Jersey Econ Dev Auth Rev Utd Methodist
           Homes (Prerefunded @ 07/01/05).................  7.500     07/01/25      1,061,140
  8,000    New Jersey Econ Dev Auth Sch Fac Constr Ser F
           (FGIC Insd)....................................  5.250     06/15/17      8,868,400
    755    New Jersey St Tpk Auth Tpk Rev Ser C (MBIA
           Insd)..........................................  6.500     01/01/16        926,634
  2,725    New Jersey St Tpk Auth Tpk Rev Ser C (Escrowed
           to Maturity) (MBIA Insd).......................  6.500     01/01/16      3,317,578
  5,710    New Jersey St Trans Corp Ctf Fed Trans Admin
           Gnt Ser A (AMBAC Insd).........................  5.750     09/15/10      6,390,404
 10,000    New Jersey St Trans Corp Ctf Fed Trans Admin
           Gnt Ser B (Prerefunded @ 09/15/10) (AMBAC
           Insd)..........................................  6.000     09/15/15     11,655,200
  5,500    New Jersey St Trans Tr Fd Auth Rols RR II R 236
           (Inverse Fltg) (Acquired 07/30/03, Cost
           $6,391,317) (FSA Insd) (b) (c).................  9.226     06/15/20      6,698,285
                                                                                 ------------
                                                                                   68,374,321
                                                                                 ------------
           NEW YORK  14.0%
  5,000    Metropolitan Trans Auth NY Rev Ser B (FGIC
           Insd)..........................................  5.250     11/15/18      5,519,900
 10,000    Nassau Cnty, NY Interim Fin Auth Ser A
           (Prerefunded @ 11/15/10).......................  5.750     11/15/14     11,570,300
  4,800    New York City Ser A............................  7.000     08/01/07      5,262,336
    200    New York City Ser A (Prerefunded @ 08/01/06)...  7.000     08/01/07        221,760
 21,860    New York City Ser B (MBIA Insd)................  5.875     08/01/15     25,151,242
  1,420    New York City Ser D............................  8.000     02/01/05      1,448,727
  5,000    New York City Ser D (MBIA Insd)................  5.200     08/01/14      5,523,400
  5,000    New York City Transitional Drivers Ser 307
           (Inverse Fltg) (Acquired 11/06/02, Cost
           $5,439,826) (AMBAC Insd) (b) (c)...............  8.526     08/01/19      5,885,850
  2,285    New York St Dorm Auth Rev Mental Hlth Ser A....  5.750     02/15/11      2,491,244
  2,275    New York St Dorm Auth Rev Mental Hlth Svc Fac
           Ser A..........................................  5.750     02/15/12      2,480,342
  2,500    New York St Energy Resh & Dev Auth Gas Fac Rev
           (Inverse Fltg) (c)............................. 10.931     04/01/20      3,113,450

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON     MATURITY      VALUE
---------------------------------------------------------------------------------------------
           NEW YORK (CONTINUED)
$ 3,000    New York St Energy Resh & Dev Auth Gas Fac Rev
           Brooklyn Union Gas Ser B (Inverse Fltg) (AMT)
           (c)............................................ 12.048%    07/01/26   $  3,510,600
 10,725    New York St Environmental Fac Rev Fds-Second
           Resolution.....................................  5.000     06/15/20     11,502,455
 10,000    Triborough Brdg & Tunl Auth NY Gen Ser B
           Rfdg...........................................  5.000     11/15/22     10,492,800
                                                                                 ------------
                                                                                   94,174,406
                                                                                 ------------
           NORTH CAROLINA  1.4%
  8,700    North Carolina Muni Pwr Agy Ser A (MBIA
           Insd)..........................................  5.250     01/01/19      9,460,641
                                                                                 ------------

           OHIO  0.2%
  1,000    Ohio St Air Quality Dev Auth Rev JMG Funding
           Ltd Part Proj Rfdg (AMT) (AMBAC Insd)..........  6.375     04/01/29      1,023,540
                                                                                 ------------

           OKLAHOMA  0.1%
    445    Oklahoma Hsg Fin Agy Single Family Rev Mtg
           Class B (AMT) (GNMA Collateralized)............  7.997     08/01/18        459,707
                                                                                 ------------

           OREGON  2.6%
  5,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
           Insd)..........................................  5.250     07/01/22      5,375,250
  1,000    Port Morrow, OR Pollutn Ctl Portland Gen A Rfdg
           (Variable Rate Coupon).........................  5.200     05/01/33      1,060,970
 10,000    Portland, OR Swr Sys Rev Ser A (FGIC Insd).....  5.750     08/01/18     11,361,500
                                                                                 ------------
                                                                                   17,797,720
                                                                                 ------------
           PENNSYLVANIA  0.9%
  5,250    Philadelphia, PA Auth Indl Ser B (FSA Insd)....  5.500     10/01/16      5,938,275
                                                                                 ------------

           RHODE ISLAND  0.5%
  1,305    Rhode Island St Econ Dev Corp Rev..............  7.250     07/01/10      1,308,615
  2,000    Rhode Island St Hlth & Ed Bldg Higher Ed
           Johnson & Wales Rfdg (XLCA Insd)...............  5.375     04/01/19      2,195,800
                                                                                 ------------
                                                                                    3,504,415
                                                                                 ------------
           SOUTH CAROLINA  0.2%
  1,070    Piedmont Muni Pwr Agy SC Elec Rev..............  5.000     01/01/25      1,040,703
                                                                                 ------------

           SOUTH DAKOTA  0.3%
  1,000    South Dakota St Hlth & Ed Fac Auth Rev Huron
           Regl Med Ctr...................................  7.250     04/01/20      1,023,280
  1,250    South Dakota St Hlth & Ed Fac Auth Rev Sioux VY
           Hosp & Hlth Sys Ser A..........................  5.250     11/01/34      1,256,938
                                                                                 ------------
                                                                                    2,280,218
                                                                                 ------------

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON     MATURITY      VALUE
---------------------------------------------------------------------------------------------
           TENNESSEE  1.1%
$ 4,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Rfdg
           (MBIA Insd)....................................  7.750%    07/01/29   $  5,179,520
  2,000    Springfield, TN Hlth & Ed Jesse Holman Jones
           Hosp Proj (Prerefunded @ 04/01/06).............  8.500     04/01/24      2,235,280
                                                                                 ------------
                                                                                    7,414,800
                                                                                 ------------
           TEXAS  8.1%
  1,955    Bell Cnty, TX Indl Dev Corp Solid Waste
           Disposal Rev (AMT) (e).........................  7.600     12/01/17        293,250
    500    Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev St.
           Luke's Lutheran Hosp (Escrowed to Maturity)....  7.000     05/01/21        655,730
  3,170    Brazos River Auth TX Pollutn Ctl Rev Adj Elec
           Co Proj Ser C Rfdg (AMT) (Variable Rate
           Coupon)........................................  5.750     05/01/36      3,346,220
     90    Coastal Wtr Auth TX Conveyance Sys Rev
           (Escrowed to Maturity) (AMBAC Insd)............  6.250     12/15/17         90,176
  5,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser
           A Rfdg (AMT) (FGIC Insd).......................  5.500     11/01/31      5,197,250
  7,350    Grapevine Colleyville Indpt Sch Dist TX (PSFG
           Insd)..........................................   *        08/15/11      5,712,494
 10,000    Houston, TX Hotel Occupancy Tax Convtn &
           Entertnmnt Ser B (AMBAC Insd)..................  5.750     09/01/14     11,445,800
  7,500    Lower CO River Auth TX Rev Ser A Rfdg (Inverse
           Fltg) (Acquired 10/20/99, Cost $7,623,805) (FSA
           Insd) (b) (c)..................................  9.802     05/15/14      9,514,350
  6,250    Lower CO River Auth TX Rev Ser A Rfdg (Inverse
           Fltg) (Acquired 10/20/99, Cost $6,312,134) (FSA
           Insd) (b) (c)..................................  9.802     05/15/15      7,919,875
  3,250    Lower CO River Auth TX Rev Ser A Rfdg (Inverse
           Fltg) (Acquired 10/20/99, Cost $3,254,875) (FSA
           Insd) (b) (c)..................................  9.802     05/15/16      4,109,300
  2,000    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj............................  7.200     01/01/21      1,988,340
    500    Texas Gen Svc Cmnty Part Int Office Bldg & Land
           Acquisition Proj...............................  7.000     08/01/19        507,035
    500    Texas Gen Svc Cmnty Part Int Office Bldg & Land
           Acquisition Proj...............................  7.000     08/01/24        507,075
    633    Texas Gen Svc Cmnty Part Lease Purch Ctf.......  7.500     02/15/13        644,272
  2,125    Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev
           Coll Ser C-2 Rfdg (AMT) (Inverse Fltg) (GNMA
           Collateralized) (c)............................ 11.995     07/02/24      2,181,313
    625    Texas St Higher Ed Coordinating Brd College
           Student Ln Rev (AMT)...........................  7.849     10/01/25        626,663
                                                                                 ------------
                                                                                   54,739,143
                                                                                 ------------
           UTAH  2.0%
  1,340    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj
           (e)............................................  7.800     09/01/15        268,000
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj
           (e)............................................  8.000     09/01/20        200,000
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj
           (e)............................................  7.800     09/01/25        200,000
 11,000    Salt Lake City, UT Hosp Rev IHC Hosp Inc
           Rfdg...........................................  6.150     02/15/12     12,875,940

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON     MATURITY      VALUE
---------------------------------------------------------------------------------------------
           UTAH (CONTINUED)
$    30    Utah St Hsg Fin Agy Single Family Mtg Sr Ser A1
           (AMT) (FHA Gtd)................................  7.100%    07/01/14   $     30,757
     45    Utah St Hsg Fin Agy Single Family Mtg Sr Ser A2
           (AMT) (FHA Gtd)................................  7.200     01/01/27         46,079
                                                                                 ------------
                                                                                   13,620,776
                                                                                 ------------
           VERMONT  0.2%
  1,000    Vermont Ed & Hlth Bldg Fing Agy Rev Bennington
           College Proj...................................  6.625     10/01/29      1,016,540
                                                                                 ------------

           WASHINGTON  2.1%
  5,000    Energy Northwest WA Elec Rev Proj No 3 Ser A
           Rfdg (XLCA Insd)...............................  5.500     07/01/17      5,590,050
  8,000    King Cnty, WA Sch Dist No 411 (FGIC Insd)......  5.250     12/01/20      8,686,400
                                                                                 ------------
                                                                                   14,276,450
                                                                                 ------------
           WEST VIRGINIA  0.8%
  1,500    West Virginia St Hosp Fin Auth Hosp Rev Bears &
           Bulls WV Univ Med Corp Rfdg (MBIA Insd)........  6.100     01/01/18      1,504,890
  4,000    West Virginia St Hosp Fin Auth Hosp Rev Bears &
           Bulls WV Univ Med Corp Rfdg (MBIA Insd)........  6.100     01/01/18      4,012,920
                                                                                 ------------
                                                                                    5,517,810
                                                                                 ------------
           WISCONSIN  0.0%
     75    Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem
           Hosp Assn (ACA Insd)...........................  7.200     11/01/05         76,745
                                                                                 ------------

TOTAL LONG-TERM INVESTMENTS  98.6%
  (Cost $631,720,377).........................................................    662,471,813

SHORT-TERM INVESTMENTS  0.4%
  (Cost $3,000,000)...........................................................      3,000,000
                                                                                 ------------

TOTAL INVESTMENTS  99.0%
  (Cost $634,720,377).........................................................    665,471,813
OTHER ASSETS IN EXCESS OF LIABILITIES  1.0%...................................      6,417,676
                                                                                 ------------

NET ASSETS  100.0%............................................................   $671,889,489
                                                                                 ============

    Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Asset segregated as collateral for open futures transactions.

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 12.9% of net assets.

(c) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) Non-income producing security.

(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(g) This borrower has filed for protection in federal bankruptcy court.

(h) Payment-in-kind security.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

PSFG--Permanent School Fund Guaranty

XLCA--XL Capital Assurance Inc.

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2004

ASSETS:
Total Investments (Cost $634,720,377).......................  $665,471,813
Cash........................................................         3,886
Receivables:
  Interest..................................................     9,349,009
  Fund Shares Sold..........................................       233,683
  Investments Sold..........................................       115,117
  Variation Margin on Futures...............................        16,094
Other.......................................................       190,630
                                                              ------------
    Total Assets............................................   675,380,232
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     1,705,610
  Income Distributions......................................       756,677
  Distributor and Affiliates................................       364,223
  Investment Advisory Fee...................................       268,790
Trustees' Deferred Compensation and Retirement Plans........       241,822
Accrued Expenses............................................       153,621
                                                              ------------
    Total Liabilities.......................................     3,490,743
                                                              ------------
NET ASSETS..................................................  $671,889,489
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $669,765,068
Net Unrealized Appreciation.................................    30,728,214
Accumulated Undistributed Net Investment Income.............     1,196,811
Accumulated Net Realized Loss...............................   (29,800,604)
                                                              ------------
NET ASSETS..................................................  $671,889,489
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $609,412,235 and 41,144,822 shares of
    beneficial interest issued and outstanding).............  $      14.81
    Maximum sales charge (4.75%* of offering price).........           .74
                                                              ------------
    Maximum offering price to public........................  $      15.55
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $48,814,721 and 3,299,921 shares of
    beneficial interest issued and outstanding).............  $      14.79
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $13,662,533 and 924,800 shares of
    beneficial interest issued and outstanding).............  $      14.77
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended September 30, 2004

INVESTMENT INCOME:
Interest....................................................  $37,471,768
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    3,397,287
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,568,298, $540,346 and $158,122,
  respectively).............................................    2,266,766
Shareholder Services........................................      456,269
Legal.......................................................      186,066
Custody.....................................................       66,336
Trustees' Fees and Related Expenses.........................       30,006
Other.......................................................      375,386
                                                              -----------
    Total Expenses..........................................    6,778,116
    Less Credits Earned on Cash Balances....................        6,755
                                                              -----------
    Net Expenses............................................    6,771,361
                                                              -----------
NET INVESTMENT INCOME.......................................  $30,700,407
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  (606,496)
  Futures...................................................   (2,182,614)
                                                              -----------
Net Realized Loss...........................................   (2,789,110)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   30,747,521
                                                              -----------
  End of the Period:
    Investments.............................................   30,751,436
    Futures.................................................      (23,222)
                                                              -----------
                                                               30,728,214
                                                              -----------
Net Unrealized Depreciation During the Period...............      (19,307)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(2,808,417)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $27,891,990
                                                              ===========

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE              FOR THE
                                                           YEAR ENDED           YEAR ENDED
                                                       SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                       ---------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $  30,700,407        $  33,414,534
Net Realized Gain/Loss...............................       (2,789,110)          11,327,363
Net Unrealized Depreciation During the Period........          (19,307)         (21,838,216)
                                                         -------------        -------------
Change in Net Assets from Operations.................       27,891,990           22,903,681
                                                         -------------        -------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (27,226,749)         (30,423,796)
  Class B Shares.....................................       (1,926,469)          (2,325,118)
  Class C Shares.....................................         (565,309)            (700,757)
                                                         -------------        -------------
Total Distributions..................................      (29,718,527)         (33,449,671)
                                                         -------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................       (1,826,537)         (10,545,990)
                                                         -------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................       37,955,532          127,051,831
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       20,108,172           22,094,872
Cost of Shares Repurchased...........................     (118,216,715)        (184,959,736)
                                                         -------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...      (60,153,011)         (35,813,033)
                                                         -------------        -------------
TOTAL DECREASE IN NET ASSETS.........................      (61,979,548)         (46,359,023)
NET ASSETS:
Beginning of the Period..............................      733,869,037          780,228,060
                                                         -------------        -------------
End of the Period (Including accumulated
  undistributed net investment income of $1,196,811
  and $135,804, respectively)........................    $ 671,889,489        $ 733,869,037
                                                         =============        =============

 22                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                ------------------------------------------------
                                               2004      2003     2002 (c)     2001      2000
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $14.84    $15.03     $14.56     $14.06    $14.50
                                              ------    ------     ------     ------    ------
  Net Investment Income.....................     .66(a)    .67(a)     .71        .74       .79
  Net Realized and Unrealized Gain/Loss.....    (.05)     (.19)       .46        .49      (.42)
                                              ------    ------     ------     ------    ------
Total from Investment Operations............     .61       .48       1.17       1.23       .37
Less Distributions from Net Investment
  Income....................................     .64       .67        .70        .73       .81
                                              ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $14.81    $14.84     $15.03     $14.56    $14.06
                                              ======    ======     ======     ======    ======

Total Return (b)............................   4.20%     3.31%      8.35%      8.93%     2.69%
Net Assets at End of the Period (In
  millions).................................  $609.4    $658.5     $696.4     $701.5    $688.3
Ratio of Expenses to Average Net Assets.....    .89%      .88%       .87%       .83%      .89%
Ratio of Interest Expense to Average Net
  Assets....................................     N/A       N/A        N/A        N/A      .01%
Ratio of Net Investment Income to Average
  Net Assets................................   4.46%     4.53%      4.89%      5.16%     5.58%
Portfolio Turnover..........................     15%       46%        49%        31%       45%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million of more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses by $.01 and increase the ratio of net investment income to average net assets from 4.85% to 4.89%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A=Not Applicable.

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                ------------------------------------------------
                                               2004      2003     2002 (c)     2001      2000
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $14.82    $15.02     $14.54     $14.05    $14.49
                                              ------    ------     ------     ------    ------
  Net Investment Income.....................     .55(a)    .56(a)     .60        .63       .68
  Net Realized and Unrealized Gain/Loss.....    (.05)     (.20)       .48        .48      (.42)
                                              ------    ------     ------     ------    ------
Total from Investment Operations............     .50       .36       1.08       1.11       .26
Less Distributions from Net Investment
  Income....................................     .53       .56        .60        .62       .70
                                              ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $14.79    $14.82     $15.02     $14.54    $14.05
                                              ======    ======     ======     ======    ======

Total Return (b)............................   3.41%     2.48%      7.64%      8.06%     1.90%
Net Assets at End of the Period (In
  millions).................................  $ 48.8    $ 58.4     $ 65.0     $ 66.6    $ 69.5
Ratio of Expenses to Average Net Assets.....   1.64%     1.63%      1.62%      1.59%     1.67%
Ratio of Interest Expense to Average Net
  Assets....................................     N/A       N/A        N/A        N/A      .01%
Ratio of Net Investment Income to Average
  Net Assets................................   3.71%     3.78%      4.13%      4.40%     4.86%
Portfolio Turnover..........................     15%       46%        49%        31%       45%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses by $.01 and increase the ratio of net investment income to average net assets from 4.09% to 4.13%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A=Not Applicable.

 24                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                                ------------------------------------------------
                                               2004      2003     2002 (c)     2001      2000
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $14.80    $15.00     $14.52     $14.04    $14.48
                                              ------    ------     ------     ------    ------
  Net Investment Income.....................     .55(a)    .56(a)     .60        .63       .68
  Net Realized and Unrealized Gain/Loss.....    (.05)     (.20)       .48        .47      (.42)
                                              ------    ------     ------     ------    ------
Total from Investment Operations............     .50       .36       1.08       1.10       .26
Less Distributions from Net Investment
  Income....................................     .53       .56        .60        .62       .70
                                              ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $14.77    $14.80     $15.00     $14.52    $14.04
                                              ======    ======     ======     ======    ======

Total Return (b)............................   3.43%     2.48%      7.65%      8.00%     1.91%
Net Assets at End of the Period (In
  millions).................................  $ 13.7    $ 17.0     $ 18.8     $ 17.4    $ 13.8
Ratio of Expenses to Average Net Assets.....   1.64%     1.63%      1.62%      1.62%     1.66%
Ratio of Interest Expense to Average Net
  Assets....................................     N/A       N/A        N/A        N/A      .01%
Ratio of Net Investment Income to Average
  Net Assets................................   3.71%     3.78%      4.13%      4.37%     4.84%
Portfolio Turnover..........................     15%       46%        49%        31%       45%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses by $.01 and increase the ratio of net investment income to average net assets from 4.09% to 4.13%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A=Not Applicable.

See Notes to Financial Statements                                             25

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on August 1, 1990. The distribution of the Fund's Class B and Class C shares commenced on August 24, 1992 and August 13, 1993, respectively. The Fund registered Class I shares on September 1, 2004. There were no sales of Class I shares for the period ended September 30, 2004. Effective November 30, 2003, the Fund's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management (the "Adviser").

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2004, the Fund had no when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At September 30, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $27,985,150 which will expire between September 30, 2008 and September 30, 2010.

    At September 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $634,566,138
                                                                ============
Gross tax unrealized appreciation...........................    $ 47,267,948
Gross tax unrealized depreciation...........................     (16,362,273)
                                                                ------------
Net tax unrealized appreciation investments.................    $ 30,905,675
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended September 30, 2004 and 2003 was as follows:

                                                                2004        2003
Distribution paid from:
  Ordinary Income...........................................  $291,037    $239,149
  Long-term capital gain....................................       -0-         -0-
                                                              --------    --------
                                                              $291,037    $239,149
                                                              ========    ========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference related to the Fund's investment in other regulated investment companies totaling $2,052 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent difference of $77,075 related to book to tax accretion differences was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $117,235

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of post October losses which are not recognized for tax purposes until the first day of the following fiscal year and gains or losses recognized for tax purposes on open futures transactions on September 30, 2004.

F. EXPENSE REDUCTIONS During the year ended September 30, 2004, the Fund's custody fee was reduced by $6,755 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Over $500 million...........................................       .45%

    For the year ended September 30, 2004, the Fund recognized expenses of approximately $43,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2004, the Fund recognized expenses of approximately $104,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2004, the Fund recognized expenses of approximately $349,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $158,301 are included in "Other" assets on the Statements of Assets and Liabilities at September 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

3. CAPITAL TRANSACTIONS

At September 30, 2004, capital aggregated $604,119,629, $51,306,326 and
$14,339,113 for Classes A, B and C, respectively. For the year ended September 30, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................   2,289,405    $  33,797,656
  Class B...................................................     160,379        2,372,126
  Class C...................................................     121,130        1,785,750
                                                              ----------    -------------
Total Sales.................................................   2,570,914    $  37,955,532
                                                              ==========    =============
Dividend Reinvestment:
  Class A...................................................   1,256,987    $  18,523,059
  Class B...................................................      80,748        1,188,399
  Class C...................................................      26,991          396,714
                                                              ----------    -------------
Total Dividend Reinvestment.................................   1,364,726    $  20,108,172
                                                              ==========    =============
Repurchases:
  Class A...................................................  (6,774,537)   $ (99,847,334)
  Class B...................................................    (879,827)     (12,919,631)
  Class C...................................................    (372,418)      (5,449,750)
                                                              ----------    -------------
Total Repurchases...........................................  (8,026,782)   $(118,216,715)
                                                              ==========    =============

    At September 30, 2003, capital aggregated $651,646,248, $60,665,432 and
$17,606,399 for Classes A, B and C, respectively. For the year ended September 30, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    7,801,000    $ 114,651,871
  Class B...................................................      503,655        7,411,147
  Class C...................................................      338,633        4,988,813
                                                              -----------    -------------
Total Sales.................................................    8,643,288    $ 127,051,831
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    1,375,257    $  20,229,463
  Class B...................................................       96,732        1,421,035
  Class C...................................................       30,289          444,374
                                                              -----------    -------------
Total Dividend Reinvestment.................................    1,502,278    $  22,094,872
                                                              ===========    =============
Repurchases:
  Class A...................................................  (11,127,622)   $(163,537,726)
  Class B...................................................     (988,417)     (14,485,338)
  Class C...................................................     (474,542)      (6,936,672)
                                                              -----------    -------------
Total Repurchases...........................................  (12,590,581)   $(184,959,736)
                                                              ===========    =============

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2004 and 2003, 144,827 and 155,348 Class B Shares converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2004 and 2003, 2,500 and 0 Class C Shares automatically convert to Class A Shares, respectively and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares.

    Class B and C Shares are offered without a front end sales charges, but are subject to a contingent deferred sale charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the year ended September 30, 2004, Van Kampen as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $65,700 and CDSC on redeemed shares of approximately $62,900. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $100,361,487 and $149,007,545, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counter parties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Notes. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended September 30, 2004, were as follows:

                                                                CONTRACTS
Outstanding at September 30, 2003...........................        276
Futures Opened..............................................      2,067
Futures Closed..............................................     (1,768)
                                                                 ------
Outstanding at September 30, 2004...........................        575
                                                                 ======

    The futures contracts outstanding as of September 30, 2004, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                      SHORT CONTRACTS:                        CONTRACTS    DEPRECIATION
U.S. Treasury Notes 10-Year Futures December 2004 (Current
  Notional Value of $112,625 per contract)..................     103         $(21,334)
U.S. Treasury Notes 5-Year Futures December 2004 (Current
  Notional Value of $110,750 per contract)..................     472           (1,888)
                                                                 ---         --------
                                                                 575         $(23,222)
                                                                 ===         ========

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $2,750,300 and $179,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended September 30, 2004 are payments retained by Van Kampen of approximately $448,200 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $71,600.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, recessionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN MUNICIPAL INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Municipal Income Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Municipal Income Fund (the "Fund"), including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Municipal Income Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
November 5, 2004

VAN KAMPEN MUNICIPAL INCOME FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distribution paid by the Fund during its taxable year ended September 30, 2004. The Fund designated 99.0% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN MUNICIPAL INCOME FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             85       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

J. Miles Branagan (72)        Trustee      Trustee     Private investor.              83       Trustee/Director/Managing
1632 Morning Mountain Road                 since 1995  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.


VAN KAMPEN MUNICIPAL INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         83       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN MUNICIPAL INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      85       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN MUNICIPAL INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            83       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      83       Trustee/Director/Managing
1744 R Street, NW                          since 1993  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       85       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN MUNICIPAL INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            83       Trustee/Director/Managing
423 Country Club Drive                     since 1990  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         85       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           83       Trustee/Director/Managing
(62)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN MUNICIPAL INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            83       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN MUNICIPAL INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           85       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        85       Trustee/Director/Managing
333 West Wacker Drive                      since 1990  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such Trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

VAN KAMPEN MUNICIPAL INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James M. Dykas (38)           Chief Financial Officer  Officer     Executive Director of Van Kampen Asset Management and Morgan
1 Parkview Plaza              and Treasurer            since 1999  Stanley Investment Management. Chief Financial Officer and
Oakbrook Terrace, IL 60181                                         Treasurer of funds in the Fund Complex. Prior to August
                                                                   2004, Assistant Treasurer of funds in the Fund Complex.

Joseph J. McAlinden (61)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Director of Morgan Stanley Trust for
                                                                   over 5 years. Executive Vice President and Chief Investment
                                                                   Officer of funds in the Fund Complex. Managing Director and
                                                                   Chief Investment Officer of Van Kampen Investments, the
                                                                   Adviser and Van Kampen Advisors Inc. since December 2002.

VAN KAMPEN MUNICIPAL INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (65)        Executive Vice           Officer     Principal Executive Officer of the Funds since November
1221 Avenue of the Americas   President and            since 2003  2003. Chief Executive Officer and Chairman of Investor
New York, NY 10020            Principal Executive                  Services. Executive Vice President and Principal Executive
                              Officer                              Officer of funds in the Fund Complex. Managing Director of
                                                                   Morgan Stanley. Chief Administrative Officer, Managing
                                                                   Director and Director of Morgan Stanley Investment Advisors
                                                                   Inc., Morgan Stanley Services Company Inc. and Managing
                                                                   Director and Director of Morgan Stanley Distributors Inc.
                                                                   Chief Executive Officer and Director of Morgan Stanley
                                                                   Trust. Executive Vice President and Principal Executive
                                                                   Officer of the Institutional and Retail Morgan Stanley
                                                                   Funds; Director of Morgan Stanley SICAV; previously Chief
                                                                   Global Operations Officer and Managing Director of Morgan
                                                                   Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.
                                                Van Kampen Funds Inc.
                                                1 Parkview Plaza, P.O. Box 5555
                                                Oakbrook Terrace, IL 60181-5555
                                                www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                Copyright (C)2004 Van Kampen
                                                Funds Inc. All rights reserved.
                                                Member NASD/SIPC. 49, 349, 549
                                                MIF ANR 11/04 RN04-02594P-Y09/04

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Intermediate Term Municipal Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 9/30/94 through 9/30/04. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN INTERMEDIATE TERM      LEHMAN BROTHERS MUNICIPAL BOND
                                                                   MUNICIPAL INCOME FUND                      INDEX
                                                                ----------------------------      ------------------------------
9/94                                                                        9678                              10000
12/94                                                                       9506                               9857
                                                                           10118                              10554
                                                                           10375                              10808
                                                                           10656                              11118
12/95                                                                      10962                              11577
                                                                           10874                              11438
                                                                           10959                              11526
                                                                           11189                              11790
12/96                                                                      11431                              12090
                                                                           11440                              12061
                                                                           11745                              12477
                                                                           12065                              12853
12/97                                                                      12354                              13202
                                                                           12521                              13354
                                                                           12701                              13557
                                                                           13017                              13973
12/98                                                                      13092                              14057
                                                                           13207                              14181
                                                                           13043                              13931
                                                                           13004                              13876
12/99                                                                      12887                              13768
                                                                           13045                              14170
                                                                           13258                              14384
                                                                           13541                              14732
12/00                                                                      13727                              15377
                                                                           14073                              15718
                                                                           14162                              15820
                                                                           14515                              16264
12/01                                                                      14423                              16165
                                                                           14541                              16317
                                                                           15090                              16914
                                                                           15746                              17717
12/02                                                                      15752                              17717
                                                                           15907                              17930
                                                                           16205                              18393
                                                                           16270                              18407
12/03                                                                      16496                              18659
                                                                           16652                              18982
                                                                           16376                              18532
9/04                                                                       16895                              19254

                                A SHARES               B SHARES               C SHARES
                             since 5/28/1993        since 5/28/1993       since 10/19/1993
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        3.25%                  3.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception              5.58%       5.27%      5.18%       5.18%      4.38%       4.38%

10-year                      5.73        5.38       5.28        5.28       4.98        4.98

5-year                       5.38        4.69       4.70        4.70       4.61        4.61

1-year                       3.84        0.48       3.15        0.16       3.17        2.17
--------------------------------------------------------------------------------------------

30-Day SEC Subsidized
Yield                             2.91%                  2.26%                  2.27%
--------------------------------------------------------------------------------------------

30-Day SEC Yield                  2.81%                  2.16%                  2.17%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 3.25 percent for Class A shares, a contingent deferred sales charge of 3.00 percent for Class B shares (in year one and declining to zero after year four), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. The subsidized SEC yields reflect some or all of the expenses that the adviser had voluntarily waived. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004

Van Kampen Intermediate Term Municipal Income Fund is managed by the Adviser's Municipal Fixed Income team, which includes Timothy D. Haney, Vice President of the Adviser.(1)

MARKET CONDITIONS

The interest-rate environment of the 12 months ended September 30, 2004 was marked by two periods of steadily declining yields, with a significant sell-off in the middle. Yields fell steadily through the first half of the period, approaching the historical lows of 2003. This trend persisted until March, at which point yields reversed direction and began an upward march as prices fell. These losses were steepest in April, as a surprisingly strong employment report and signals from members of the Federal Open Market Committee (the Fed) caused investors to expect a near-term rate increase. Yields went on to decline from May through the end of the period as the market digested the Fed's newly hawkish rate stance. Investors were further comforted when, after the Fed raised rates at its June 30, 2004 meeting, its members indicated that the path of future rate increases would be measured.

Unusually, longer-maturity securities largely outperformed in this period of Fed tightening. The typical pattern in periods of tightening policy has been an increase in yields across all maturities. During the review period, however, yields of shorter maturity bonds rose while those of bonds with longer maturities declined slightly.

Lower-quality municipal bonds also performed strongly in this environment, as the difference in yields (known as the "yield spread") between AAA and BBB rated bonds decreased by roughly 20 basis points for 20-year bonds. As a result, sectors with heavy exposure to lower-rated debt, such as hospitals and industrial revenue, posted higher total returns than sectors dominated by higher-rated debt.

Issuance for the first nine months of 2004 (the final nine months of the review period) was roughly 9 percent lower than in the same period in 2003. That said, 2003 was a record year, and at the current pace of issuance, 2004 could well be one of the largest years in recent memory. This historically strong supply met with faltering demand from mutual funds, as fund investors withdrew over $16 billion in net cash during the period. However, this was largely offset by increased participation in the market by insurance companies and individual investors.

(1)Team members may change at any time without notice.

PERFORMANCE ANALYSIS

The fund returned 3.84 percent for the 12 months ended September 30, 2004 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark index, the Lehman Brothers Municipal Bond Index, returned 4.6 percent for the period. (See table below.) The index is a general market index containing issues across the entire maturity spectrum. The fund, by definition, focuses on bonds in the short- to intermediate-maturity range. By virtue of its shorter curve positioning and lower overall interest-rate risk, the fund would be expected to underperform the index in a period where long bonds perform well, as they generally did during the reporting year.

One of our key strategies in managing the fund is to adjust its interest-rate exposure to reflect our expectations for the economy. During the period, we continued to see an improving economy and the rising short-term interest rates that would typically accompany it. Therefore, we kept the portfolio's duration (a measure of interest-rate sensitivity) lower than that of our internal performance benchmark. We also de-emphasized the 5- to 10-year area of the yield curve in order to limit the potential adverse effects of rising interest rates there. Instead, we focused our purchases on premium, callable bonds with maturities in the 15-year range. The structure of these securities offers the yield advantage of longer-maturity securities but with the limited interest-rate volatility of bonds with shorter maturities. The portfolio's below-market duration was the key driver of its performance relative to the general market index.

In managing the portfolio, we actively traded our high-grade securities based on relative-value fluctuations. The trading was largely driven by instances where securities met our performance targets, were sold, and the proceeds reinvested in bonds with more compelling total-return potential. Several of the fund's positions were called by their issuers, and we replaced them with securities with attractive yield characteristics. These purchases had the effect of slightly reducing the fund's overall credit quality, though it remained high with approximately 78 percent of holdings rated AA or better. The portfolio remained well diversified across major market sectors, with its three largest exposures being public education, public building and general purpose.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004

--------------------------------------------------------------
                                      LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   MUNICIPAL BOND INDEX

       3.84%     3.15%     3.17%           4.60%
--------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

RATINGS ALLOCATION AS OF 9/30/04
AAA/Aaa                                                              68.9%
AA/Aa                                                                 8.9
A/A                                                                  11.5
BBB/Baa                                                               4.2
Non-Rated                                                             6.5
TOP 5 SECTORS AS OF 9/30/04
Public Education                                                     16.8%
Public Building                                                      12.5
General Purpose                                                      11.1
Retail Electric/Gas/Telephone                                        10.9
Higher Education                                                      8.2
SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 9/30/04
Pennsylvania                                                         11.0%
Ohio                                                                  6.5
California                                                            6.4
Missouri                                                              6.1
Oregon                                                                6.0
Florida                                                               5.5
Colorado                                                              5.1
New Jersey                                                            4.7
New York                                                              4.5
North Carolina                                                        3.5
Illinois                                                              3.4
Nebraska                                                              3.1
Tennessee                                                             2.6
Michigan                                                              2.4
Indiana                                                               2.3
Kansas                                                                2.2
Arkansas                                                              2.0
South Carolina                                                        2.0
Arizona                                                               1.6
South Dakota                                                          1.6
New Mexico                                                            1.5
Alabama                                                               1.5
Georgia                                                               1.5
Oklahoma                                                              1.4
West Virginia                                                         1.3
Texas                                                                 1.3
Louisiana                                                             1.2
Virginia                                                              1.0
Kentucky                                                              1.0

                                                 (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 9/30/04
                                           (continued from previous page)
Rhode Island                                                          0.9%
District of Columbia                                                  0.9
Maryland                                                              0.6
Wisconsin                                                             0.4
Minnesota                                                             0.4
Connecticut                                                           0.4
Montana                                                               0.3
Massachusetts                                                         0.3
Utah                                                                  0.1
                                                                    -----
Total Long-Term Investments                                          98.5%
Short Term Investments                                                5.1
Liabilities in Excess of Other Assets                               (3.6)
                                                                    -----
Total Net Assets                                                    100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocations and sector percentages are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Summary of investments by state classification are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS
       filings) by accessing the SEC's web site,      . You may also review and
       copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its
       public web site,      . Each Van Kampen fund provides a complete schedule
       of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen open-end fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each month with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/04-9/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   4/1/04           9/30/04       4/1/04-9/30/04
Class A
  Actual......................................    $1,000.00        $1,014.58          $4.78
  Hypothetical................................     1,000.00         1,020.30           4.80
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,010.72           8.45
  Hypothetical................................     1,000.00         1,016.60           8.47
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,010.77           8.29
  Hypothetical................................     1,000.00         1,016.70           8.32
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, 1.68%, and 1.65% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  98.5%
          ALABAMA  1.5%
$1,260    Dothan Houston Cnty, AL Arpt Auth (MBIA Insd)
          (AMT)........................................... 5.400%   12/01/15   $  1,371,283
   305    West Jefferson Cnty, AL Amusement & Pub Park
          Auth (Prerefunded @ 12/01/06)................... 7.500    12/01/08        332,484
                                                                               ------------
                                                                                  1,703,767
                                                                               ------------
          ARIZONA  1.6%
    30    Maricopa Cnty, AZ Indl Dev Auth Sr Living Fac
          Rev Christian Care Mesa Inc Proj A.............. 7.250    04/01/05         30,215
 1,000    Maricopa Cnty, AZ Uni Sch Impt Proj of 2002 Ser
          B (FSA Insd).................................... 5.250    07/01/16      1,123,700
   675    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
          Irvington Proj Tucson Ser A Rfdg (FSA Insd)..... 7.250    07/15/10        712,327
                                                                               ------------
                                                                                  1,866,242
                                                                               ------------
          ARKANSAS  2.0%
 1,000    Arkansas St Fed Hwy Grant Antic Ser A........... 5.500    08/01/06      1,066,470
 1,200    University of Arkansas Rev UALR Cap Impt Ser B
          (FSA Insd)...................................... 4.500    12/01/19      1,245,096
                                                                               ------------
                                                                                  2,311,566
                                                                               ------------
          CALIFORNIA  6.4%
   175    California Edl Fac Auth Rev Pacific Grad Sch.... 6.950    11/01/07        182,857
 1,000    California St (AMBAC Insd) (a).................. 6.400    09/01/08      1,150,820
 1,500    California St Dept Wtr Res Pwr Ser A
          (AMBAC Insd).................................... 5.375    05/01/18      1,660,950
 1,885    Fairfield Suisun, CA Uni Sch Election 2002 (MBIA
          Insd)........................................... 5.250    08/01/18      2,103,377
 1,000    Modesto, CA Irr Dist Ctfs Partn Cap Impts Ser A
          Rfdg (MBIA Insd)................................ 5.000    07/01/16      1,084,320
 1,100    Santa Clara, CA Elec Rev Sub Ser A (MBIA
          Insd)........................................... 5.250    07/01/20      1,200,210
                                                                               ------------
                                                                                  7,382,534
                                                                               ------------
          COLORADO  5.1%
 1,750    Adams & Arapahoe Cntys, CO Sch Dist 28 Ser C
          (Prerefunded @ 12/01/06)........................ 5.200    12/01/11      1,905,120
 1,000    Boulder Cnty, CO Dev Rev Univ Corp for
          Atmospheric Resh (AMBAC Insd)................... 5.000    09/01/19      1,066,250
   180    Colorado Hlth Fac Auth Rev Sr Living Fac Eaton
          Ter Ser A....................................... 6.800    07/01/09        184,921
 1,560    Colorado Springs, CO Utils Rev Sys Sub Lien Impt
          Ser A........................................... 5.000    11/15/19      1,667,749
 1,000    Denver, CO City & Cnty Arpt Rev Ser A (AMT)..... 7.400    11/15/04      1,006,230
                                                                               ------------
                                                                                  5,830,270
                                                                               ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CONNECTICUT  0.4%
$  145    Mashantucket Western Pequot Tribe, 144A--Private
          Placement (Escrowed to Maturity) (b)............ 6.500%   09/01/06   $    157,648
   260    New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal
          Energies (AMT).................................. 7.250    07/01/09        260,403
                                                                               ------------
                                                                                    418,051
                                                                               ------------
          DISTRICT OF COLUMBIA  0.9%
 1,000    District of Columbia Rev Friendship Pub Charter
          Sch Inc (ACA Insd).............................. 5.000    06/01/13      1,051,260
                                                                               ------------

          FLORIDA  5.5%
 2,000    Broward Cnty, FL Arpt Sys Rev Ser E Rfdg (MBIA
          Insd) (AMT) (a)................................. 5.375    10/01/13      2,143,160
 1,150    Florida Hsg Fin Agy Hsg Maitland Club Apts Ser
          B-1 (AMBAC Insd) (AMT).......................... 6.750    08/01/14      1,180,222
   500    Highlands Cnty, FL Hlth Facs Hosp
          Adventist Hlth.................................. 3.350    11/15/32        506,295
   190    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
          Nursing Ctr Part Rfdg........................... 8.125    12/01/07        192,491
    80    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg....................... 8.125    07/01/06         81,790
   250    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg....................... 8.625    07/01/20        259,912
 1,500    Orange Cnty, FL Sch Brd Ctf Part Ser A (AMBAC
          Insd)........................................... 5.250    08/01/14      1,678,845
   300    Volusia Cnty, FL Indl Dev Auth Bishops Glen Proj
          Rfdg (Escrowed to Maturity)..................... 7.125    11/01/06        315,675
                                                                               ------------
                                                                                  6,358,390
                                                                               ------------
          GEORGIA  1.5%
 1,340    De Kalb Cnty, GA Hsg Auth Multi-Family Hsg Rev
          North Hill Apts Proj Rfdg (FNMA
          Collateralized)................................. 6.625    01/01/25      1,352,944
   300    Forsyth Cnty, GA Hosp Auth Rev Antic Ctfs GA
          Baptist Hlthcare Sys Proj (Escrowed to
          Maturity)....................................... 6.000    10/01/08        322,059
                                                                               ------------
                                                                                  1,675,003
                                                                               ------------
          ILLINOIS  3.4%
   150    Bedford Park, IL Tax Increment 71st & Cicero
          Proj Rfdg....................................... 7.000    01/01/06        152,952
 1,325    Bedford Park, IL Wtr Rev Ser B (Escrowed to
          Maturity) (ACA Insd) (AMT)...................... 6.000    12/15/08      1,478,992
   125    Chicago, IL Tax Increment Alloc Santn Drain &
          Ship Canal Ser A................................ 7.375    01/01/05        125,284
   250    Chicago, IL Tax Increment Alloc Sub Cent Loop
          Redev Ser A..................................... 6.500    12/01/05        260,108
   545    Clay Cnty, IL Hosp Rev.......................... 5.500    12/01/10        543,828
   135    Huntley, IL Spl Svc Area No 7 Spl Tax........... 6.000    03/01/09        142,321

See Notes to Financial Statements                                             11

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$  225    Peoria, IL Spl Tax Weaverridge Spl Svc Area..... 7.625%   02/01/08   $    235,568
 1,000    Round Lake Beach, IL Tax........................ 4.650    12/15/13      1,017,280
                                                                               ------------
                                                                                  3,956,333
                                                                               ------------
          INDIANA  2.3%
 1,000    Allen Cnty, IN Juvenile Justice Ctr First Mtg
          (AMBAC Insd).................................... 5.500    01/01/18      1,117,260
 1,400    Indiana Bd Bk Spl Prog Hendricks Redev Ser B
          (Prerefunded @ 02/01/07)........................ 6.000    02/01/12      1,553,230
                                                                               ------------
                                                                                  2,670,490
                                                                               ------------
          KANSAS  2.2%
   500    Burlington, KS Envrn Impt Rev................... 4.750    09/01/15        526,020
 1,000    Shawnee Cnty, KS Sch Dist 501 Topeka............ 5.000    02/01/20      1,056,790
   320    Wyandotte Cnty, KS City KS Univ Brd of Public
          Utility Office Bldg Complex Proj (MBIA Insd).... 5.000    05/01/11        353,331
   510    Wyandotte Cnty, KS City KS Univ Brd of Public
          Utility Office Bldg Complex Proj (MBIA Insd).... 5.000    05/01/12        557,930
                                                                               ------------
                                                                                  2,494,071
                                                                               ------------
          KENTUCKY  1.0%
 1,000    Louisville & Jefferson Cnty, KY Ser C (FSA Insd)
          (AMT)........................................... 5.500    07/01/17      1,098,550
                                                                               ------------

          LOUISIANA  1.2%
   235    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A................................ 7.200    01/01/06        176,581
 1,065    Louisiana Loc Govt Envir Pkg Facs Garage Proj
          Ser A (AMBAC Insd).............................. 5.000    10/01/12      1,165,536
                                                                               ------------
                                                                                  1,342,117
                                                                               ------------
          MARYLAND  0.6%
   625    Maryland St Economic Dev Corp Univ MD College
          Park Proj....................................... 5.750    06/01/13        698,838
                                                                               ------------

          MASSACHUSETTS  0.3%
    65    Massachusetts St Indl Fin Agy East Boston
          Neighborhood Proj............................... 7.250    07/01/06         64,779
   245    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 06/24/1998, Cost $245,000)
          (c)............................................. 6.200    06/01/08        238,417
                                                                               ------------
                                                                                    303,196
                                                                               ------------
          MICHIGAN  2.4%
 1,000    Brighton, MI Area Sch Dist Rfdg................. 5.250    05/01/18      1,098,810
 1,000    Brighton, MI Area Sch Dist Rfdg................. 5.250    05/01/20      1,088,150
   335    John Tolfree Hlth Sys Corp MI Mtg Rev Rfdg...... 5.450    09/15/06        342,534
   250    Michigan St Strategic Fd Ltd Oblig Rev United
          Waste Sys Proj (AMT)............................ 5.200    04/01/10        264,055
                                                                               ------------
                                                                                  2,793,549
                                                                               ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MINNESOTA  0.4%
$  400    Dakota Cnty, MN Hsg & Redev Auth Multi-Family
          Hsg Rev Affordable Hsg View Pointe Proj......... 6.000%   11/01/09   $    380,000
   110    Minneapolis, MN Multi-Family Rev Hsg Belmont
          Apts Proj (AMT)................................. 7.000    11/01/06        110,910
                                                                               ------------
                                                                                    490,910
                                                                               ------------
          MISSOURI  6.1%
 1,350    Kansas City, MO Indl Dev Auth Plaza Lib Proj.... 6.000    03/01/16      1,415,718
 1,000    Macon, MO Ctfs Partn (MBIA Insd)................ 5.250    08/01/17      1,085,760
 2,125    O' Fallon, MO Ctfs Partn (MBIA Insd)............ 5.375    02/01/18      2,362,278
 2,000    Saint Charles, MO Ctf Part Ser B................ 5.500    05/01/18      2,137,380
                                                                               ------------
                                                                                  7,001,136
                                                                               ------------
          MONTANA  0.3%
   300    Crow Fin Auth, MT Tribal Purp Rev (Acquired
          12/11/1997, Cost $300,000) (c).................. 5.400    10/01/07        315,675
                                                                               ------------

          NEBRASKA  3.1%
 1,000    Dodge Cnty, NE Sch Dist 001 Rfdg (FSA Insd)
          (d)............................................. 5.000    12/15/18      1,083,520
 1,295    Nebraska Pub Pwr Dist Rev Ser B (AMBAC Insd).... 5.000    01/01/15      1,413,234
 1,000    Omaha, NE Rfdg.................................. 5.000    11/01/16      1,093,700
                                                                               ------------
                                                                                  3,590,454
                                                                               ------------
          NEW JERSEY  4.7%
   500    Camden Cnty, NJ Impt Auth Lease Rev Kaighn Pt
          Marine Terminal A (AMT) (e) (f) (g)............. 7.375    06/01/07         28,750
 1,400    Essex Cnty, NJ Impt Auth Lease Gtd Cnty
          Correctional Fac Proj (Prerefunded @ 10/01/10)
          (FGIC Insd)..................................... 5.750    10/01/30      1,613,794
   460    Middlesex Cnty, NJ Impt Auth Street Student Hsg
          Proj Ser A...................................... 2.500    08/15/06        461,302
   265    New Jersey Econ Dev Auth First Mtg Winchester
          Ser A Rfdg...................................... 2.600    11/01/05        264,483
   400    New Jersey Econ Dev Auth First Mtg Winchester
          Ser A Rfdg...................................... 3.000    11/01/06        399,656
   800    New Jersey Hlthcare Fac Fin Auth Rev Christ Hosp
          Group Issue (Connie Lee Insd)................... 7.000    07/01/06        849,520
   670    New Jersey St Edl Facs Auth Fairleigh Dickinson
          Univ Ser D (ACA Insd)........................... 5.000    07/01/05        683,501
   455    Rahway, NJ Ctfs Partn (MBIA Insd)............... 5.500    02/15/16        508,281
   565    Rahway, NJ Ctfs Partn (MBIA Insd)............... 5.600    02/15/17        634,071
                                                                               ------------
                                                                                  5,443,358
                                                                               ------------
          NEW MEXICO  1.5%
 1,000    Jicarilla, NM Apache Nation Rev Ser A (Acquired
          10/23/2003, Cost $1,020,380) (c)................ 5.500    09/01/23      1,057,520
   700    Jicarilla, NM Apache Nation Ser A (Acquired
          10/23/2003, Cost $728,707) (c).................. 4.000    09/01/08        727,216
                                                                               ------------
                                                                                  1,784,736
                                                                               ------------

See Notes to Financial Statements                                             13

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          NEW YORK  4.5%
$  265    Brookhaven, NY Indl Dev Agy Sr Residential Hsg
          Rev Woodcrest Estates Fac Ser A (AMT)........... 5.875%   12/01/09   $    274,964
 1,000    Long Island Pwr Auth NY Elec Gen Ser C.......... 5.500    09/01/17      1,102,490
   480    New York City Ser A............................. 7.000    08/01/07        526,234
    20    New York City Ser A (Prerefunded @ 08/01/06).... 7.000    08/01/07         22,176
 1,000    New York St Med Care Fac Fin Agy Rev NY Hosp Mtg
          Ser A (Prerefunded @ 02/15/05)
          (AMBAC Insd).................................... 6.200    08/15/05      1,037,100
 1,000    New York St Mun Bd Bk Agy Sch Rev Ser C......... 5.250    06/01/19      1,079,350
     5    Niagara Falls, NY Pub Impt (MBIA Insd).......... 6.900    03/01/20          5,121
 1,000    Tobacco Settlement Fin Corp NY Ser C-1.......... 5.250    06/01/13      1,072,730
                                                                               ------------
                                                                                  5,120,165
                                                                               ------------
          NORTH CAROLINA  3.5%
 1,040    Buncombe Cnty, NC Met Swr Dist Rfdg
          (MBIA Insd)..................................... 5.000    07/01/18      1,122,878
   630    North Carolina Eastn Mun Pwr Agy Pwr Sys Rev Ser
          D............................................... 6.450    01/01/14        710,577
 1,000    North Carolina Infrastructure Correctional
          Fac Proj........................................ 5.000    10/01/16      1,088,780
 1,000    North Carolina Muni Pwr Agy Ser A (MBIA Insd)... 5.250    01/01/19      1,087,430
                                                                               ------------
                                                                                  4,009,665
                                                                               ------------
          OHIO  6.5%
   500    Athens Cnty, OH Hosp Facs Rev & Impt O' Bleness
          Mem Ser A Rfdg.................................. 6.250    11/15/13        515,050
   110    Cleveland-Cuyahoga Cnty, OH Port Auth Rev
          Dev-Port Cleveland Bd Fd Ser B (AMT)............ 6.500    05/15/05        111,650
   500    Dayton, OH Spl Facs Rev Afco Cargo Day LLC Proj
          (AMT)........................................... 6.000    04/01/09        482,590
 2,775    Ohio Mun Elec Generation Agy Jt Venture 5 Ctfs
          Ben Int Rfdg (AMBAC Insd)....................... 5.000    02/15/21      2,937,726
 1,160    Sugarcreek, OH Loc Sch Dist Sch Impt Rfdg (MBIA
          Insd)........................................... 5.250    12/01/18      1,282,983
 1,010    Toledo, OH Swr Sys Rev (AMBAC Insd)............. 5.000    11/15/18      1,092,557
 1,000    University of Cincinnati Gen Ser C (FGIC
          Insd)........................................... 5.000    06/01/18      1,078,300
                                                                               ------------
                                                                                  7,500,856
                                                                               ------------
          OKLAHOMA  1.4%
 1,500    University of Oklahoma Rev
          Multiple Fac (MBIA Insd)........................ 5.000    06/01/19      1,606,170
                                                                               ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          OREGON  6.0%
$2,575    Emerald Peoples Util Dist OR Ser A
          Rfdg (FSA Insd)................................. 5.250%   11/01/16   $  2,875,271
 2,685    Oregon St Dept Admin Svcs Lottery Rev Ser B (FSA
          Insd)........................................... 5.000    04/01/18      2,923,213
 1,000    Port Morrow, OR Pollutn Ctl Portland
          Gen A Rfdg...................................... 5.200    05/01/33      1,060,970
                                                                               ------------
                                                                                  6,859,454
                                                                               ------------
          PENNSYLVANIA  11.0%
 1,320    Canon McMillan Sch Dist PA Ser A Rfdg
          (MBIA Insd)..................................... 5.000    12/15/15      1,453,346
 1,000    Erie, PA Ser A (FSA Insd) (d)................... 5.000    11/15/18      1,087,320
 1,500    Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGC
          Insd)........................................... 5.250    08/01/18      1,626,585
   900    Philadelphia, PA Gas Wks Rev Third Ser
          (FSA Insd)...................................... 5.000    08/01/10        992,484
 2,000    Philadelphia, PA Redev Auth Rev Neighborhood
          Trans Ser A (FGIC Insd)......................... 5.500    04/15/16      2,256,020
 1,600    Springfield, PA Sch Dist DE Ser A (FGIC Insd)... 5.000    03/15/20      1,711,280
 1,090    Wilson, PA Area Sch Dist (FGIC Insd)............ 5.125    03/15/17      1,185,015
 2,070    York Cnty, PA Sch Technology (FGIC Insd)........ 5.375    02/15/16      2,305,835
                                                                               ------------
                                                                                 12,617,885
                                                                               ------------
          RHODE ISLAND  0.9%
 1,000    Rhode Island St Econ Dev Grant Antic RI Dept
          Trans Ser A (FSA Insd).......................... 5.000    06/15/15      1,096,360
                                                                               ------------

          SOUTH CAROLINA  2.0%
 1,020    Berkeley Cnty, SC Impt & Rfdg (FSA Insd)........ 5.000    09/01/17      1,109,015
 1,065    Lexington, SC Wtr & Swr Rev & Impt Comb Ser A
          Rfdg (MBIA Insd)................................ 5.000    04/01/14      1,163,981
                                                                               ------------
                                                                                  2,272,996
                                                                               ------------
          SOUTH DAKOTA  1.6%
 1,665    Minnehaha Cnty, SD Ctfs Ltd Tax (FSA Insd)
          (d)............................................. 5.000    12/01/18      1,794,987
                                                                               ------------

          TENNESSEE  2.6%
 1,050    Blount Cnty, TN Pub Bldg Auth Loc Govt Impt Ser
          B 5 A (FGIC Insd)............................... 5.250    06/01/19      1,160,985
 1,050    Franklin, TN Spl Sch Dist Cap Apprec
          (FSA Insd)......................................   *      06/01/15        681,261
 1,000    Gatlinburg, TN Pub Bldg Auth Rfdg
          (AMBAC Insd).................................... 5.750    12/01/11      1,156,820
                                                                               ------------
                                                                                  2,999,066
                                                                               ------------

See Notes to Financial Statements                                             15

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          TEXAS  1.3%
$  740    Austin, TX Util Sys Rev Comb Ser A Rfdg (MBIA
          Insd)........................................... 5.375%   11/15/05   $    749,576
   395    Brazos River Auth TX Pollutn Ctl Rev TXU Energy
          Co Proj Ser C Rfdg (AMT)........................ 5.750    05/01/36        416,958
   300    San Antonio, TX Hsg Fin Corp Multi-Family Hsg
          Rev Beverly Oaks Arpt Proj Ser A................ 7.500    02/01/10        300,411
                                                                               ------------
                                                                                  1,466,945
                                                                               ------------
          UTAH  0.1%
    70    Utah St Hsg Fin Agy Single Family Mtg Mezz Ser A
          (FHA/VA Gtd) (AMT).............................. 7.150    07/01/12         71,749
                                                                               ------------

          VIRGINIA  1.0%
 1,000    Portsmouth, VA Rfdg (FSA Insd).................. 5.000    07/01/15      1,112,930
                                                                               ------------

          WEST VIRGINIA  1.3%
 1,500    West Virginia St Hosp Fin Auth (MBIA Insd)...... 6.100    01/01/18      1,504,890
                                                                               ------------

          WISCONSIN  0.4%
   500    Wisconsin St Hlth & Edl Facs Beaver Dam Cmnty
          Hosp Inc. ...................................... 5.500    08/15/14        492,380
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  98.5%
  (Cost $109,758,676).......................................................    113,106,994
                                                                               ------------

SHORT-TERM INVESTMENTS  5.1%
 3,000    Detroit, MI Sew Disp Rev (Variable Rate
          Coupon)......................................... 1.730    07/01/33      3,000,000
 1,700    Hapeville, GA Dev Auth Indl Dev Rev Hapeville
          Hotel Ltd (Variable Rate Coupon)
          (LOC: Bank of America).......................... 1.720    11/01/15      1,700,000
 1,200    Idaho Hlth Fac Auth Rev Saint Lukes Med Ctr
          (Variable Rate Coupon).......................... 1.700    07/01/30      1,200,000
                                                                               ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $5,900,000).........................................................      5,900,000
                                                                               ------------

TOTAL INVESTMENTS  103.6%
  (Cost $115,658,676).......................................................    119,006,994
LIABILITIES IN EXCESS OF OTHER ASSETS  (3.6%)...............................     (4,106,870)
                                                                               ------------

NET ASSETS  100.0%..........................................................   $114,900,124
                                                                               ============

Percentages are calculated as a percentage of net assets.

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

*   Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.0% of net assets.

(d) Securities purchased on a when-issued or delayed delivery basis.

(e) Non-income producing security.

(f) This borrower has filed for protection in federal bankruptcy court.

(g) Security is in default.

ACA--American Capital Access

AGC--AGC Insured Custody Certificates

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance Inc.

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements                                             17

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2004

ASSETS:
Total Investments (Cost $115,658,676).......................  $119,006,994
Cash........................................................        76,770
Receivables:
  Interest..................................................     1,490,252
  Fund Shares Sold..........................................       178,652
  Investments Sold..........................................       160,000
  Variation Margin on Futures...............................         4,375
Other.......................................................       118,610
                                                              ------------
    Total Assets............................................   121,035,653
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     5,582,422
  Fund Shares Repurchased...................................       109,763
  Distributor and Affiliates................................        83,004
  Income Distributions......................................        79,391
  Investment Advisory Fee...................................        37,447
Trustees' Deferred Compensation and Retirement Plans........       163,067
Accrued Expenses............................................        80,435
                                                              ------------
    Total Liabilities.......................................     6,135,529
                                                              ------------
NET ASSETS..................................................  $114,900,124
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $111,398,613
Net Unrealized Appreciation.................................     3,336,877
Accumulated Undistributed Net Investment Income.............        99,066
Accumulated Net Realized Gain...............................        65,568
                                                              ------------
NET ASSETS..................................................  $114,900,124
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $76,478,386 and 7,131,854 shares of
    beneficial interest issued and outstanding).............  $      10.72
    Maximum sales charge (3.25%* of offering price).........           .36
                                                              ------------
    Maximum offering price to public........................  $      11.08
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $20,348,364 and 1,893,002 shares of
    beneficial interest issued and outstanding).............  $      10.75
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $18,073,374 and 1,689,151 shares of
    beneficial interest issued and outstanding).............  $      10.70
                                                              ============

*   On sales of $25,000 or more, the sales charge will be reduced.

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended September 30, 2004

INVESTMENT INCOME:
Interest....................................................  $ 5,164,957
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $185,180, $222,049 and $196,144,
  respectively).............................................      603,373
Investment Advisory Fee.....................................      583,010
Legal.......................................................       26,460
Trustees' Fees and Related Expenses.........................       23,026
Custody.....................................................       10,984
Other.......................................................      268,157
                                                              -----------
    Total Expenses..........................................    1,515,010
    Investment Advisory Fee Reduction.......................      116,602
    Less Credits Earned on Cash Balances....................          861
                                                              -----------
    Net Expenses............................................    1,397,547
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 3,767,410
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   941,278
  Futures...................................................   (1,058,105)
                                                              -----------
Net Realized Loss...........................................     (116,827)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    2,900,450
                                                              -----------
  End of the Period:
    Investments.............................................    3,348,318
    Futures.................................................      (11,441)
                                                              -----------
                                                                3,336,877
                                                              -----------
Net Unrealized Appreciation During the Period...............      436,427
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $   319,600
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 4,087,010
                                                              ===========

See Notes to Financial Statements                                             19

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                          FOR THE               FOR THE
                                                         YEAR ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
                                                     ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................     $  3,767,410          $  3,398,661
Net Realized Gain/Loss.............................         (116,827)            1,078,053
Net Unrealized Appreciation/Depreciation During the
  Period...........................................          436,427            (1,143,711)
                                                        ------------          ------------
Change in Net Assets from Operations...............        4,087,010             3,333,003
                                                        ------------          ------------

Distributions from Net Investment Income:
  Class A Shares...................................       (2,540,540)           (2,298,933)
  Class B Shares...................................         (599,449)             (666,166)
  Class C Shares...................................         (538,322)             (558,258)
                                                        ------------          ------------
                                                          (3,678,311)           (3,523,357)
                                                        ------------          ------------

Distributions from Net Realized Gain:
  Class A Shares...................................         (559,167)             (246,892)
  Class B Shares...................................         (168,772)              (92,417)
  Class C Shares...................................         (151,088)              (78,490)
                                                        ------------          ------------
                                                            (879,027)             (417,799)
                                                        ------------          ------------
Total Distributions................................       (4,557,338)           (3,941,156)
                                                        ------------          ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................         (470,328)             (608,153)
                                                        ------------          ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................       35,464,587            65,586,619
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.....................................        3,315,608             2,827,927
Cost of Shares Repurchased.........................      (38,885,321)          (36,079,223)
                                                        ------------          ------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................         (105,126)           32,335,323
                                                        ------------          ------------
TOTAL INCREASE/DECREASE IN NET ASSETS..............         (575,454)           31,727,170
NET ASSETS:
Beginning of the Period............................      115,475,578            83,748,408
                                                        ------------          ------------
End of the Period (Including accumulated
  undistributed net investment income of $99,066
  and $9,415, respectively)........................     $114,900,124          $115,475,578
                                                        ============          ============

 20                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                               ----------------------------------------------------
                                                2004        2003     2002 (b)     2001      2000
                                             ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....   $10.76      $10.86     $10.42     $10.14    $10.22
                                               ------      ------     ------     ------    ------
  Net Investment Income.....................      .37         .38        .42        .49       .46
  Net Realized and Unrealized Gain/Loss.....      .04        (.03)       .44        .23      (.05)
                                               ------      ------     ------     ------    ------
Total from Investment Operations............      .41         .35        .86        .72       .41
                                               ------      ------     ------     ------    ------
Less:
  Distributions from Net Investment
    Income..................................      .37         .40        .42        .43       .49
  Distributions from Net Realized Gain......      .08         .05        -0-        .01       -0-
                                               ------      ------     ------     ------    ------
Total Distributions.........................      .45         .45        .42        .44       .49
                                               ------      ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD..........   $10.72      $10.76     $10.86     $10.42    $10.14
                                               ======      ======     ======     ======    ======

Total Return* (a)...........................    3.84%       3.33%      8.48%      7.19%     4.13%
Net Assets at End of the Period (In
  millions).................................   $ 76.5      $ 70.1     $ 53.5     $ 29.1    $ 26.6
Ratio of Expenses to Average Net Assets*....     .93%        .84%       .85%       .77%     1.44%
Ratio of Net Investment Income to Average
  Net Assets*...............................    3.50%       3.55%      4.08%      4.78%     4.65%
Portfolio Turnover..........................      60%         35%        75%       106%       85%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets.................................    1.03%       1.04%      1.14%      1.23%       N/A
   Ratio of Net Investment Income to Average
     Net Assets.............................    3.40%       3.35%      3.79%      4.32%       N/A

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 0.50% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A=Not Applicable

See Notes to Financial Statements                                             21

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                 ------------------------------------------------
                                                2004      2003     2002 (b)     2001      2000
                                               ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $10.78    $10.84     $10.41     $10.13    $10.20
                                               ------    ------     ------     ------    ------
  Net Investment Income......................     .30       .32        .35        .42       .38
  Net Realized and Unrealized Gain/Loss......     .04     (.01)        .42        .22      (.04)
                                               ------    ------     ------     ------    ------
Total from Investment Operations.............     .34       .31        .77        .64       .34
                                               ------    ------     ------     ------    ------
Less:
  Distributions from Net Investment Income...     .29       .32        .34        .35       .41
  Distributions from Net Realized Gain.......     .08       .05        -0-        .01       -0-
                                               ------    ------     ------     ------    ------
Total Distributions..........................     .37       .37        .34        .36       .41
                                               ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $10.75    $10.78     $10.84     $10.41    $10.13
                                               ======    ======     ======     ======    ======

Total Return* (a)............................   3.15%(d)  2.96%(c)   7.61%      6.42%     3.46%
Net Assets at End of the Period (In
  millions)..................................  $ 20.3    $ 23.9     $ 17.1     $ 11.1    $  8.6
Ratio of Expenses to Average Net Assets*.....   1.67%(d)  1.59%      1.60%      1.52%     2.20%
Ratio of Net Investment Income to Average Net
  Assets*....................................   2.76%(d)  3.08%(c)   3.34%      4.02%     3.90%
Portfolio Turnover...........................     60%       35%        75%       106%       85%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets...   1.77%(d)  1.79%      1.89%      1.98%       N/A
   Ratio of Net Investment Income to Average
     Net Assets..............................   2.66%(d)  2.88%(c)   3.05%      3.56%       N/A

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 3%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(c) Certain non-recurring payments were made to Class B Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets and Total Return of .28%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

 22                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                                  -----------------------------------------------
                                                 2004      2003     2002 (b)     2001     2000
                                                -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD......  $10.73    $10.82     $10.40     $10.12   $10.20
                                                ------    ------     ------     ------   ------
  Net Investment Income.......................     .30       .30        .34        .42      .39
  Net Realized and Unrealized Gain/Loss.......     .04      (.02)       .42        .22     (.06)
                                                ------    ------     ------     ------   ------
Total from Investment Operations..............     .34       .28        .76        .64      .33
                                                ------    ------     ------     ------   ------
Less:
  Distributions from Net Investment Income....     .29       .32        .34        .35      .41
  Distributions from Net Realized Gain........     .08       .05        -0-        .01      -0-
                                                ------    ------     ------     ------   ------
Total Distributions...........................     .37       .37        .34        .36      .41
                                                ------    ------     ------     ------   ------
NET ASSET VALUE, END OF THE PERIOD............  $10.70    $10.73     $10.82     $10.40   $10.12
                                                ======    ======     ======     ======   ======

Total Return* (a).............................   3.17%(d)  2.69%(c)   7.52%      6.42%    3.36%
Net Assets at End of the Period (In
  millions)...................................  $ 18.1    $ 21.4     $ 13.2     $  8.6   $  6.4
Ratio of Expenses to Average Net Assets*......   1.66%(d)  1.59%      1.60%      1.52%    2.20%
Ratio of Net Investment Income to Average Net
  Assets*.....................................   2.77%(d)  2.84%(c)   3.33%      4.02%    3.90%
Portfolio Turnover............................     60%       35%        75%       106%      85%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets....   1.76%(d)  1.79%      1.89%      1.98%      N/A
   Ratio of Net Investment Income to Average
     Net Assets...............................   2.67%(d)  2.64%(c)   3.04%      3.56%      N/A

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets and Total Return of .06%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

See Notes to Financial Statements                                             23

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Intermediate Term Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on May 28, 1993 with two classes of common shares, Class A and Class B shares. The distribution of the Fund's Class C shares commenced on October 19, 1993. Effective November 30, 2003, the Fund's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2004, the Fund has $3,955,838 of when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    At September 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $115,646,168
                                                                ============
Gross tax unrealized appreciation...........................    $  3,920,666
Gross tax unrealized depreciation...........................        (559,840)
                                                                ------------
Net tax unrealized appreciation on investments..............    $  3,360,826
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended September 30, 2004 and 2003 was as follows:

                                                                2004        2003
Distributions paid from:
  Ordinary Income...........................................  $444,464    $318,534
  Long Term Capital Gain....................................   437,594     113,705
                                                              --------    --------
                                                               882,058     432,239
                                                              --------    --------

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2004 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. For the tax year ended September 30, 2004, a permanent book and tax difference relating to the Fund's investment in other regulated investment companies totaling $2,127 was reclassified from accumulated undistributed net investment income to accumulated net realized gain. Also, a permanent difference of $1,575 relating to book to tax amortization differences was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $157,502

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of post-October losses, which may not be recognized for tax purposes until the first day of the following fiscal year and losses recognized for tax purposes for open futures contracts at September 30, 2004.

F. EXPENSE REDUCTIONS During the year ended September 30, 2004, the Fund's custody fee was reduced by $861 as a result of credits earned on cash balances.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Over $500 million...........................................       .45%

    For the year ended September 30, 2004, the Adviser waived $116,602 of its investment advisory fee. This represents .10% of its average net assets for the period. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended September 30, 2004, the Fund recognized expenses of approximately $8,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2004, the Fund recognized expenses of approximately $42,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2004, the Fund recognized expenses of approximately $51,400, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $103,100 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

3. CAPITAL TRANSACTIONS

At September 30, 2004, capital aggregated $74,789,709, $19,206,050 and $17,402,854 for Classes A, B and C, respectively. For the year ended September 30, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   2,439,175    $ 26,096,448
  Class B...................................................     442,461       4,732,358
  Class C...................................................     433,331       4,635,781
                                                              ----------    ------------
Total Sales.................................................   3,314,967    $ 35,464,587
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     228,163    $  2,436,459
  Class B...................................................      42,299         453,007
  Class C...................................................      39,974         426,142
                                                              ----------    ------------
Total Dividend Reinvestment.................................     310,436    $  3,315,608
                                                              ==========    ============
Repurchases:
  Class A...................................................  (2,054,862)   $(21,954,065)
  Class B...................................................    (808,689)     (8,651,743)
  Class C...................................................    (781,197)     (8,279,513)
                                                              ----------    ------------
Total Repurchases...........................................  (3,644,748)   $(38,885,321)
                                                              ==========    ============

    At September 30, 2003, capital aggregated $68,210,867, $22,672,428 and $20,620,444 for Classes A, B and C, respectively. For the year ended September 30, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   3,510,100    $ 37,536,509
  Class B...................................................   1,307,031      14,035,027
  Class C...................................................   1,310,574      14,015,083
                                                              ----------    ------------
Total Sales.................................................   6,127,705    $ 65,586,619
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     184,280    $  1,971,012
  Class B...................................................      41,458         444,020
  Class C...................................................      38,700         412,895
                                                              ----------    ------------
Total Dividend Reinvestment.................................     264,438    $  2,827,927
                                                              ==========    ============
Repurchases:
  Class A...................................................  (2,098,791)   $(22,416,093)
  Class B...................................................    (707,557)     (7,574,011)
  Class C...................................................    (572,938)     (6,089,119)
                                                              ----------    ------------
Total Repurchases...........................................  (3,379,286)   $(36,079,223)
                                                              ==========    ============

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2004 and 2003, 36,615 and 49,940 Class B Shares converted to Class A Shares and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2004 and 2003, no Class C Shares converted to Class A Shares.

    Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C Shares will be imposed on most redemptions made within four years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   3.00%              1.00%
Second......................................................   2.50%               None
Third.......................................................   2.00%               None
Fourth......................................................   1.00%               None
Fifth and Thereafter........................................    None               None

    For the year ended September 30, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $16,500 and CDSC on redeemed shares of approximately $64,000. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $68,092,662 and $68,557,453 respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Securities and typically closes the contract prior to delivery date. These contracts are generally used to manage the Fund's effective maturity and duration. Upon entering into futures contracts, the Fund maintains, an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended September 30, 2004, were as follows:

                                                                CONTRACTS
Outstanding at September 30, 2003...........................       162
Futures Opened..............................................       586
Futures Closed..............................................      (591)
                                                                  ----
Outstanding at September 30, 2004...........................       157
                                                                  ====

    The futures contracts outstanding as of September 30, 2004, and the description and unrealized appreciation/depreciation were as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
SHORT CONTRACTS:                                              CONTRACTS    DEPRECIATION
U.S. Treasury Notes 10 year futures December 2004 (Current
  Notional Value of $112,625 per contract)..................      28         $ (6,925)
U.S. Treasury Notes 5 year futures December 2004 (Current
  Notional Value of $110,750 per contract)..................     129           (4,516)
                                                                 ---         --------
                                                                 157         $(11,441)
                                                                 ===         ========

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

annual fees are paid quarterly. At September 30, 2004, there were no distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") for Class B and Class C shares. Any unreimbursed receivables may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in these fees for the year ended September 30, 2004, are payments retained by Van Kampen of approximately $245,900, and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $27,800.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force economic incentives to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Intermediate Term Municipal Income Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Intermediate Term Municipal Income Fund (the "Fund"), including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Intermediate Term Municipal Income Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
November 5, 2004

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III *
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN * - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
333 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2004. The Fund designated 99.9% of the income distributions as a tax-exempt income distribution. The Fund designated and paid $437,594 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 32

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             85       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

J. Miles Branagan (72)        Trustee      Trustee     Private investor.              83       Trustee/Director/Managing
1632 Morning Mountain Road                 since 1995  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.


VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         83       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      85       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            83       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      83       Trustee/Director/Managing
1744 R Street, NW                          since 1993  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       85       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            83       Trustee/Director/Managing
423 Country Club Drive                     since 1993  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         85       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           83       Trustee/Director/Managing
(62)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            83       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           85       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        85       Trustee/Director/Managing
333 West Wacker Drive                      since 1993  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such Trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James M. Dykas (38)           Chief Financial Officer  Officer     Executive Director of Van Kampen Asset Management and Morgan
1 Parkview Plaza              and Treasurer            since 1999  Stanley Investment Management. Chief Financial Officer and
Oakbrook Terrace, IL 60181                                         Treasurer of funds in the Fund Complex. Prior to August
                                                                   2004, Assistant Treasurer of funds in the Fund Complex.

Joseph J. McAlinden (61)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Director of Morgan Stanley Trust for
                                                                   over 5 years. Executive Vice President and Chief Investment
                                                                   Officer of funds in the Fund Complex. Managing Director and
                                                                   Chief Investment Officer of Van Kampen Investments, the
                                                                   Adviser and Van Kampen Advisors Inc. since December 2002.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (65)        Executive Vice           Officer     Principal Executive Officer of the Funds since November
1221 Avenue of the Americas   President and            since 2002  2003. Chief Executive Officer and Chairman of Investor
New York, NY 10020            Principal Executive                  Services. Executive Vice President and Principal Executive
                              Officer                              Officer of funds in the Fund Complex. Managing Director of
                                                                   Morgan Stanley. Chief Administrative Officer, Managing
                                                                   Director and Director of Morgan Stanley Investment Advisors
                                                                   Inc., Morgan Stanley Services Company Inc. and Managing
                                                                   Director and Director of Morgan Stanley Distributors Inc.
                                                                   Chief Executive Officer and Director of Morgan Stanley
                                                                   Trust. Executive Vice President and Principal Executive
                                                                   Officer of the Institutional and Retail Morgan Stanley
                                                                   Funds; Director of Morgan Stanley SICAV; previously Chief
                                                                   Global Operations Officer and Managing Director of Morgan
                                                                   Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.
                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 138, 338, 538
                                                 INF ANR
                                                 11/04 RN04-02595P-Y09/04

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen New York Tax Free Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 09/30/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 9/30/94 through 9/30/04. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN NEW YORK TAX FREE      LEHMAN BROTHERS MUNICIPAL BOND
                                                                        INCOME FUND                           INDEX
                                                                ----------------------------      ------------------------------
9/94                                                                        9525                              10000
12/94                                                                       9350                               9857
                                                                           10067                              10554
                                                                           10157                              10808
                                                                           10434                              11118
12/95                                                                      10970                              11577
                                                                           10741                              11438
                                                                           10853                              11526
                                                                           11199                              11790
12/96                                                                      11533                              12090
                                                                           11555                              12061
                                                                           11963                              12477
                                                                           12382                              12853
12/97                                                                      12793                              13202
                                                                           12994                              13354
                                                                           13234                              13557
                                                                           13703                              13973
12/98                                                                      13752                              14057
                                                                           13863                              14181
                                                                           13591                              13931
                                                                           13346                              13876
12/99                                                                      13080                              13768
                                                                           13438                              14170
                                                                           13618                              14384
                                                                           14001                              14732
12/00                                                                      14693                              15377
                                                                           15005                              15718
                                                                           15145                              15820
                                                                           15538                              16264
12/01                                                                      15351                              16165
                                                                           15554                              16317
                                                                           16141                              16914
                                                                           17034                              17717
12/02                                                                      16974                              17717
                                                                           17149                              17930
                                                                           17620                              18393
                                                                           17662                              18407
12/03                                                                      17993                              18659
                                                                           18195                              18982
                                                                           17851                              18532
9/04                                                                       18569                              19254

                                A SHARES               B SHARES               C SHARES
                                 7/29/94                7/29/94                7/29/94
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        4.75%                  4.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception              6.67%       6.16%      6.13%       6.13%      5.90%       5.90%
10-year                      6.90        6.38       6.35        6.35       6.13        6.13
5-year                       6.83        5.79       6.04        5.80       6.05        6.05
1-year                       5.13        0.13       4.36        0.36       4.36        3.36
--------------------------------------------------------------------------------------------

30-Day SEC Subsidized
Yield                             2.96%                  2.37%                  2.37%
--------------------------------------------------------------------------------------------

30-Day SEC Yield                  2.73%                  2.12%                  2.12%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect its conversion into Class A shares seven years after purchase. The since inception returns for Class C shares reflects the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. The subsidized SEC yields reflect some or all of the expenses that the adviser had voluntarily waived. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004

MARKET CONDITIONS

Van Kampen New York Tax Free Income Fund is managed by the Adviser's Municipal Fixed Income team. Members of the team include Dennis S. Pietrzak, Executive Director of the Adviser; John R. Reynoldson, Executive Director of the Adviser; and Timothy D. Haney, Vice President of the Adviser.(1)

The interest-rate environment of the 12 months ended September 30, 2004 was marked by two periods of steadily declining yields, with a significant sell-off in the middle. Yields fell steadily through the first half of the period, approaching the historical lows of 2003. This trend persisted until March, at which point yields reversed direction and began an upward march as prices fell. These losses were steepest in April, as a surprisingly strong employment report and signals from members of the Federal Open Market Committee (the "Fed") caused investors to expect a near-term rate increase. Yields went on to decline from May through the end of the period as the market digested the Fed's newly hawkish rate stance. Investors were further comforted when, after the Fed raised rates at its June 30, 2004 meeting, its members indicated that the path of future rate increases would be measured.

Unusually, longer-maturity securities largely outperformed in this period of Fed tightening. The typical pattern in periods of tightening policy has been an increase in yields across all maturities. During the review period, however, yields of shorter maturity bonds rose while those of bonds with longer maturities declined slightly.

Lower-quality municipal bonds also performed strongly in this environment, as the difference in yields (known as the "yield spread") between AAA and BBB rated bonds decreased by roughly 20 basis points for 20-year bonds. As a result, sectors with heavy exposure to lower-rated debt, such as hospitals and industrial revenue, posted higher total returns than sectors dominated by higher-rated debt.

While New York was still among the largest issuers in the country during the period, its overall issuance fell by 18 percent for the first nine months of 2004 relative to the same period in 2003. Many local municipalities moved to take advantage of relatively low interest rates during the period by refinancing their existing debt. The state's ongoing economic improvement led to an upgrade by Moody's.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

The fund returned 5.13 percent for the 12 months ended September 30, 2004 (Class A shares, unadjusted for sales charge), outperforming its benchmark index, the Lehman Brothers Municipal Bond Index. (See table below.)

One of our key strategies in managing the fund during the period was to adjust its interest-rate exposure (duration) to reflect our expectations for the economy. During the period, we continued to see an improving economy that was characterized by rising short-term interest rates. We focused our purchases on premium, callable bonds with 15- to 20-year maturities. These securities are structured to offer the yield advantage of longer-maturity securities with the limited interest-rate volatility of bonds with shorter maturities.

Given the low level of interest rates, we generally made only modest adjustments to the portfolio. Our trading activity was largely driven by instances where securities met our performance targets, were sold, and the proceeds reinvested in bonds with more compelling total-return potential. The fund's portfolio remained well diversified across major market sectors, and retained its high quality bias, with 82 percent of the portfolio rated AA or better at the end of the period.

Going forward, we believe the fund is positioned to continue to provide investors with attractive income across an array of possible market environments. We will continue will continue to monitor the New York market for attractive investment opportunities.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004

--------------------------------------------------------------
                                      LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   MUNICIPAL BOND INDEX

       5.13%     4.36%     4.36%           4.60%
--------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

RATINGS ALLOCATIONS AS OF 9/30/04           TOP 5 SECTORS AS OF 9/30/04
AAA/Aaa                        48.2%        General Purpose               21.6%
AA/Aa                           34.4        Higher Education              20.4
A/A                             12.5        Health Care                    9.7
BBB/Baa                          2.8        Public Education               8.6
Non-Rated                        2.1        Industrial Revenue             7.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen open-end fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each month with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/04 - 9/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   4/1/04           9/30/04       4/1/04-9/30/04
Class A
  Actual......................................    $1,000.00        $1,020.52          $3.94
  Hypothetical................................     1,000.00         1,021.10           3.94
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,016.73           7.76
  Hypothetical................................     1,000.00         1,017.30           7.77
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,016.72           7.76
  Hypothetical................................     1,000.00         1,017.30           7.77
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.78%, 1.54%, and 1.54% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON       MATURITY      VALUE
----------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  98.0%
          NEW YORK  97.0%
$  330    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
          Allen Proj Ser A...........................         6.875%   06/01/39   $    313,335
 1,250    Erie Cnty, NY Indl Dev Agy Sch Fac Rev City
          of Buffalo Proj (FSA Insd).................         5.750    05/01/21      1,436,187
 1,250    Erie Cnty, NY Indl Dev Agy Sch Fac Rev City
          of Buffalo Proj (FSA Insd).................         5.750    05/01/22      1,430,275
 1,250    Hempstead Town, NY Indl Dev Adelphi Univ
          Civic Fac..................................         5.750    06/01/22      1,379,712
   500    Islip, NY Cmnty Dev Agy Cmnty Dev Rev NY
          Institute of Technology Rfdg (Prerefunded @
          03/01/06)..................................         7.500    03/01/26        549,970
 1,290    Islip, NY Res Recovery Agy Res 1985 Fac Ser
          E (AMT) (FSA Insd).........................         5.750    07/01/22      1,403,623
 1,250    Long Island Pwr Auth NY Elec Sys Rev Gen
          Ser A (AMBAC Insd).........................         5.500    12/01/09      1,410,238
 2,000    Long Island Pwr Auth NY Elec Sys Rev Gen
          Ser C......................................         5.500    09/01/19      2,187,800
 1,000    Metropolitan Trans Auth NY Rev Ser A Rfdg
          (AMBAC Insd)...............................         5.500    11/15/19      1,135,110
 1,000    Metropolitan Trans Auth NY Svc Contract Ser
          A Rfdg.....................................         5.125    01/01/29      1,023,030
 1,000    Monroe Cnty, NY Indl Dev Agy Nazareth
          College Rochester Proj (MBIA Insd).........         5.250    10/01/21      1,076,600
 1,155    Monroe Cnty, NY Indl Dev Agy Saint John
          Fisher College Proj (Radian Insd)..........         5.375    06/01/09      1,278,689
 2,510    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Secd Ser A (Prerefunded @ 11/15/10)........         5.750    11/15/13      2,904,145
   295    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Secd Ser A1 (AMBAC Insd)...................         5.375    11/15/16        330,984
 2,425    New York City Fiscal 2003 Ser I............         5.750    03/01/15      2,735,909
 1,500    New York City Hlth & Hosp Corp Rev Hlth Sys
          Ser A (FSA Insd)...........................         5.500    02/15/18      1,681,965
 1,000    New York City Hlth & Hosp Corp Rev Hlth Sys
          Ser A (FSA Insd)...........................         5.500    02/15/19      1,118,700
 1,000    New York City Hsg Dev Corp Ser A (AMT).....         5.500    11/01/34      1,027,700
   475    New York City Indl Dev Agy Civic Fac Rev
          Cmnty Res Developmentally Disabled.........         7.500    08/01/26        483,408
   500    New York City Indl Dev Agy Civic Fac Rev
          College of New Rochelle Proj...............         5.750    09/01/17        531,420
 1,800    New York City Indl Dev Agy Civic Fac Rev
          New York Inst of Technology Proj (MBIA
          Insd)......................................         5.250    03/01/18      1,973,592
   500    New York City Indl Dev Agy Civic Fac Rev
          YMCA Greater NY Proj.......................         6.000    08/01/07        547,805
 1,015    New York City Indl Dev Agy Fac Rev Royal
          Charter-NY Presbyterian (FSA Insd).........         5.250    12/15/11      1,149,274

 8                                             See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON       MATURITY      VALUE
----------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,405    New York City Indl Dev Agy Fac Rev Royal
          Charter-NY Presbyterian (FSA Insd).........         5.375%   12/15/16   $  1,572,771
 1,440    New York City Indl Dev Agy Spl Fac Rev
          Terminal One Group Assn Proj (AMT).........         6.100    01/01/09      1,470,773
   500    New York City Muni Wtr Fin Ser B...........         6.000    06/15/33        574,455
   825    New York City Muni Wtr Fin Ser B
          (Prerefunded @ 06/15/10)...................         6.000    06/15/33        967,139
 2,500    New York City Ser A........................         5.500    08/01/20      2,754,175
 1,000    New York City Ser A Rfdg...................         5.250    03/15/14      1,115,850
 1,000    New York City Ser A Rfdg...................         5.250    03/15/15      1,096,500
 1,000    New York City Ser B (MBIA Insd)............         5.875    08/01/15      1,150,560
 1,000    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser A Rfdg (a).............  5.500/14.000    11/01/26      1,129,200
 1,500    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser C (AMBAC Insd).........         5.250    08/01/21      1,617,135
 1,000    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser D (MBIA Insd)..........         5.250    02/01/19      1,093,370
 1,540    New York City Transitional Future Tax Secd
          Ser B......................................         5.500    02/01/15      1,705,119
 2,000    New York St Dorm Auth Lease Rev Court Fac
          Ser A......................................         5.500    05/15/20      2,184,120
   510    New York St Dorm Auth Lease Rev Insd St
          Judicial Inst At Pace (AMBAC Insd).........         5.500    07/01/09        573,878
   600    New York St Dorm Auth Lease Rev Insd St
          Judicial Inst At Pace (AMBAC Insd).........         5.500    07/01/10        680,892
 1,060    New York St Dorm Auth Lease Rev Master
          Boces Pgm (FSA Insd).......................         5.250    08/15/22      1,143,740
 1,500    New York St Dorm Auth Lease Rev Muni Hlth
          Fac Impt Pgm Ser 1 (FSA Insd)..............         5.500    01/15/14      1,685,265
 1,000    New York St Dorm Auth Lease Rev St Univ
          Dorm Fac...................................         5.375    07/01/16      1,100,970
 1,000    New York St Dorm Auth Rev City Univ Cons
          Third Ser 1 (FGIC Insd)....................         5.250    07/01/25      1,052,940
 1,230    New York St Dorm Auth Rev City Univ Ser D
          Rfdg (FSA Insd)............................         5.750    07/01/12      1,408,965
   750    New York St Dorm Auth Rev City Univ Sys
          Cons Ser A.................................         5.625    07/01/16        868,305
 1,000    New York St Dorm Auth Rev City Univ Sys
          Cons Ser B.................................         6.000    07/01/14      1,153,660
 1,890    New York St Dorm Auth Rev Dept Ed..........         5.250    07/01/21      2,030,900
 1,000    New York St Dorm Auth Rev Insd Brooklyn Law
          Sch Ser B (XLCA Insd)......................         5.375    07/01/23      1,089,460
 1,055    New York St Dorm Auth Rev Insd NY St Rehab
          Assn Ser A (AMBAC Insd)....................         5.500    07/01/13      1,198,786
 1,040    New York St Dorm Auth Rev Insd NY St Rehab
          Assn Ser A (AMBAC Insd)....................         5.500    07/01/15      1,163,479

See Notes to Financial Statements                                              9

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON       MATURITY      VALUE
----------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,500    New York St Dorm Auth Rev Mem Sloan-
          Kettering Ctr Ser 1 (MBIA Insd)............         5.000%   07/01/20   $  1,597,785
   605    New York St Dorm Auth Rev Mental Hlth Svc B
          (MBIA Insd)................................         5.250    08/15/31        626,296
 1,200    New York St Dorm Auth Rev Miriam Osborn Mem
          Home Ser B (ACA Insd)......................         6.375    07/01/29      1,314,408
   750    New York St Dorm Auth Rev Nursing Home
          Menorah Campus (FHA Gtd)...................         5.950    02/01/17        798,975
 1,000    New York St Dorm Auth Rev Sch Dist Fin Pgm
          Ser C (MBIA Insd)..........................         5.250    10/01/16      1,106,150
 1,000    New York St Dorm Auth Rev Sch Dist Fin Pgm
          Ser D (MBIA Insd)..........................         5.500    10/01/17      1,137,800
 1,000    New York St Dorm Auth Rev Sch Dist Fin Pgm
          Ser I (MBIA Insd)..........................         5.750    10/01/18      1,158,890
 1,000    New York St Dorm Auth Rev Second Hosp
          Interfaith Med Cent Ser D (FSA Insd).......         5.750    02/15/08      1,103,500
 1,000    New York St Dorm Auth Rev Secd Hosp North
          Gen Hosp Rfdg (MBIA Insd)..................         5.750    02/15/17      1,135,250
 1,000    New York St Dorm Auth Rev Secd Hosp North
          Gen Hosp Rfdg..............................         5.750    02/15/18      1,121,560
 1,000    New York St Dorm Auth Rev St Personal
          Income Tax Ed Ser A........................         5.375    03/15/20      1,098,960
 1,000    New York St Dorm Auth Rev St Univ Ed Fac
          1989 Res (MBIA Insd).......................         6.000    05/15/15      1,161,230
 1,140    New York St Dorm Auth Rev St Univ Ed Fac
          Ser A (FSA Insd)...........................         5.875    05/15/17      1,362,106
 1,000    New York St Dorm Auth Rev St Univ Ed Fac
          Ser A......................................         5.250    05/15/21      1,115,130
 1,665    New York St Dorm Auth Rev St Univ Ed Fac
          Ser B (FSA Insd)...........................         5.250    05/15/13      1,889,525
   500    New York St Energy Resh & Dev Auth Gas Fac
          Rev Brooklyn Union Gas Ser B (Inverse Fltg)
          (AMT) (b)..................................        12.048    07/01/26        585,100
 2,500    New York St Environ Fac Corp St Clean Wtr &
          Drinking Revolving Fds.....................         5.000    06/15/21      2,664,175
 1,000    New York St Environ Fac Corp St Clean Wtr &
          Drinking Revolving Fds Pooled Fin Pgm I....         5.250    09/15/19      1,094,810
 1,890    New York St Environ Fac Corp St Clean Wtr &
          Drinking Revolving Fds Ser B...............         5.000    12/15/21      2,001,983
 1,000    New York St Hsg Fin Agy St Personal Income
          Tax Rev Econ Dev & Hsg Ser A...............         5.250    09/15/19      1,082,460
 2,280    New York St Loc Govt Assist Corp
          Ser E Rfdg.................................         6.000    04/01/14      2,703,556
 1,500    New York St Med Care Fac Fin Hosp & Nursing
          Home Ser D Agy Rev (FHA Gtd)...............         6.200    02/15/28      1,551,930

 10                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON       MATURITY      VALUE
----------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,000    New York St Mtg Agy Rev Homeowner Mtg Ser
          71 (AMT)...................................         5.400%   04/01/29   $  1,022,060
   985    New York St Mtg Agy Rev Homeowner Mtg Ser
          82 (AMT)...................................         5.650    04/01/30      1,035,412
   995    New York St Mtg Agy Rev Ser 101 (AMT)......         5.400    04/01/32      1,020,452
 1,885    New York St Ser C Rfdg.....................         5.000    04/15/19      2,016,705
 1,000    New York St Twy Auth Svc Contract Rev Loc
          Hwy & Brdg.................................         6.000    04/01/07      1,091,660
   460    New York St Twy Auth Svc Contract Rev Loc
          Hwy & Brdg.................................         5.500    04/01/16        517,983
   500    New York St Urban Dev Corp Rev Correctional
          Fac Ser A Rfdg.............................         5.500    01/01/14        557,250
 1,400    New York St Urban Dev Corp Rev Personal
          Income Tax St Fac Ser A....................         5.375    03/15/18      1,533,924
   325    Oneida Cnty, NY Indl Dev Agy Civic Fac
          Saint Elizabeth Med Ser A..................         5.875    12/01/29        296,969
   200    Port Auth NY & NJ Spl Oblig (AMT)..........         7.000    10/01/07        207,178
 1,000    Rockland Cnty, NY Solid Waste Ser B (AMT)
          (AMBAC Insd)...............................         5.000    12/15/23      1,035,380
 1,000    Rondout Vly Cent Sch Dist NY Accord Ser A
          Rfdg (FGIC Insd)...........................         5.000    03/01/19      1,065,270
 1,320    Sodus, NY Cent Sch Dist Rfdg (FGIC Insd)...         5.125    06/15/18      1,428,966
   100    Syracuse, NY Hsg Auth Rev Sub Proj Loretto
          Rest Ser B.................................         7.500    08/01/10        100,550
   250    Syracuse, NY Indl Dev Agy Rev First Mtg
          Jewish Home Ser A..........................         7.375    03/01/21        256,505
 2,000    Tobacco Settlement Fin Corp NY Ser C-1.....         5.500    06/01/22      2,166,760
 2,000    Triborough Brdg & Tunl Auth NY Gen Purp Ser
          A..........................................         5.250    01/01/18      2,168,360
 1,000    Triborough Brdg & Tunl Auth NY Rev Gen Purp
          Ser A......................................         5.000    01/01/32      1,016,030
 1,000    Ulster Cnty, NY Res Recovery Agy Solid
          Waste Sys Rev Rfdg (AMBAC Insd)............         5.250    03/01/18      1,091,190
 1,000    Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr
          Sys Rev (AMBAC Insd).......................         5.750    04/01/20      1,128,030
   310    Utica, NY Indl Dev Agy Civic Fac Rev Utica
          College Proj Ser A.........................         5.750    08/01/28        308,577
   500    Westchester Cnty, NY Indl Dev Agy Mtg
          Kendal on Hudson Proj Ser A................         6.375    01/01/24        508,850
 1,000    Yonkers, NY Indl Dev Agy Civic Fac Rev
          Cmnty Dev Ppty Yonkers Inc Ser A...........         6.625    02/01/26      1,075,720
                                                                                  ------------
                                                                                   114,753,238
                                                                                  ------------

See Notes to Financial Statements                                             11

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON       MATURITY      VALUE
----------------------------------------------------------------------------------------------
          U. S. VIRGIN ISLANDS  1.0%
$1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt
          Taxes Ln Nt Ser A..........................         6.375%   10/01/19   $  1,136,960
                                                                                  ------------

TOTAL LONG-TERM INVESTMENTS  98.0%
  (Cost $109,297,450)..........................................................    115,890,198

SHORT-TERM INVESTMENTS  1.1%
  (Cost $1,300,000)............................................................      1,300,000
                                                                                  ------------

TOTAL INVESTMENTS  99.1%
  (Cost $110,597,450)..........................................................    117,190,198
OTHER ASSETS IN EXCESS OF LIABILITIES  0.9%....................................      1,038,113
                                                                                  ------------

NET ASSETS  100.0%.............................................................   $118,228,311
                                                                                  ============

    Percentages are calculated as a percentage of net assets.

(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(b) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

 12                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2004

ASSETS:
Total Investments (Cost $110,597,450).......................  $117,190,198
Cash........................................................        73,220
Receivables:
  Interest..................................................     1,565,986
  Fund Shares Sold..........................................       143,437
  Investments Sold..........................................        70,066
Other.......................................................        73,448
                                                              ------------
    Total Assets............................................   119,116,355
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       477,069
  Income Distributions......................................        98,950
  Distributor and Affiliates................................        97,234
  Investment Advisory Fee...................................        33,750
Trustees' Deferred Compensation and Retirement Plans........       107,593
Accrued Expenses............................................        73,448
                                                              ------------
    Total Liabilities.......................................       888,044
                                                              ------------
NET ASSETS..................................................  $118,228,311
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $111,533,226
Net Unrealized Appreciation.................................     6,592,748
Accumulated Undistributed Net Investment Income.............       223,289
Accumulated Net Realized Loss...............................      (120,952)
                                                              ------------
NET ASSETS..................................................  $118,228,311
                                                              ============
MAXIMUM OFFERING PRICE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $62,204,266 and 3,747,657 shares of
    beneficial interest issued and outstanding).............  $      16.60
    Maximum sales charge (4.75%* of offering price).........           .83
                                                              ------------
    Maximum offering price to public........................  $      17.43
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $38,556,138 and 2,326,082 shares of
    beneficial interest issued and outstanding).............  $      16.58
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $17,467,907 and 1,053,099 shares of
    beneficial interest issued and outstanding).............  $      16.59
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended September 30, 2004

INVESTMENT INCOME:
Interest....................................................  $5,648,658
                                                              ----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $157,316, $393,852 and $178,288,
  respectively).............................................     729,456
Investment Advisory Fee.....................................     722,253
Shareholder Services........................................      72,542
Legal.......................................................      30,087
Trustees' Fees and Related Expenses.........................      22,395
Custody.....................................................      15,137
Other.......................................................     149,846
                                                              ----------
    Total Expenses..........................................   1,741,716
    Investment Advisory Fee Reduction.......................     401,816
    Less Credits Earned on Cash Balances....................       1,290
                                                              ----------
    Net Expenses............................................   1,338,610
                                                              ----------
NET INVESTMENT INCOME.......................................  $4,310,048
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  455,118
  Futures...................................................    (521,432)
                                                              ----------
Net Realized Loss...........................................     (66,314)
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   5,479,882
  End of the Period:
    Investments.............................................   6,592,748
                                                              ----------
Net Unrealized Appreciation During the Period...............   1,112,866
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $1,046,552
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $5,356,600
                                                              ==========

 14                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                          FOR THE               FOR THE
                                                         YEAR ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
                                                     ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................     $  4,310,048          $  4,179,882
Net Realized Gain/Loss.............................          (66,314)              989,815
Net Unrealized Appreciation/Depreciation During the
  Period...........................................        1,112,866            (1,642,930)
                                                        ------------          ------------
Change in Net Assets from Operations...............        5,356,600             3,526,767
                                                        ------------          ------------

Distributions from Net Investment Income:
  Class A Shares...................................       (2,401,423)           (2,244,033)
  Class B Shares...................................       (1,205,741)           (1,406,581)
  Class C Shares...................................         (545,278)             (484,424)
                                                        ------------          ------------
Total Distributions................................       (4,152,442)           (4,135,038)
                                                        ------------          ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................        1,204,158              (608,271)
                                                        ------------          ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................       17,546,428            44,156,929
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.....................................        2,852,349             2,899,936
Cost of Shares Repurchased.........................      (25,202,533)          (24,649,019)
                                                        ------------          ------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................       (4,803,756)           22,407,846
                                                        ------------          ------------
TOTAL INCREASE/DECREASE IN NET ASSETS..............       (3,599,598)           21,799,575
NET ASSETS:
Beginning of the Period............................      121,827,909           100,028,334
                                                        ------------          ------------
End of the Period (Including accumulated
  undistributed net investment income of $223,289
  and $65,106, respectively).......................     $118,228,311          $121,827,909
                                                        ============          ============

See Notes to Financial Statements                                             15

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                               ------------------------------------------------
                                              2004      2003     2002 (a)     2001      2000
                                             ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $16.40    $16.49     $15.76     $14.91    $14.94
                                             ------    ------     ------     ------    ------
  Net Investment Income....................     .65       .69        .74        .73       .77
  Net Realized and Unrealized Gain/Loss....     .17      (.10)       .73        .88      (.07)
                                             ------    ------     ------     ------    ------
Total from Investment Operations...........     .82       .59       1.47       1.61       .70
Less: Distributions from Net Investment
  Income...................................     .62       .68        .74        .76       .73
                                             ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $16.60    $16.40     $16.49     $15.76    $14.91
                                             ======    ======     ======     ======    ======

Total Return* (b)..........................   5.13%     3.69%      9.63%     10.97%     4.91%
Net Assets at End of the Period (In
  millions)................................  $ 62.2    $ 63.6     $ 47.5     $ 43.5    $ 29.0
Ratio of Expenses to Average Net Assets*...    .76%      .55%       .38%       .53%      .61%
Ratio of Net Investment Income to Average
  Net Assets*..............................   3.94%     4.19%      4.68%      4.74%     5.26%
Portfolio Turnover.........................     15%       27%        43%        30%       58%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................   1.09%     1.06%      1.07%      1.13%     1.32%
   Ratio of Net Investment Income to
     Average Net Assets....................   3.60%     3.68%      3.99%      4.14%     4.56%

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns do include Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a share holder would pay on Fund distributions or the redemptions of Fund shares.

 16                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                               ------------------------------------------------
                                              2004      2003     2002 (a)     2001      2000
                                             ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $16.38    $16.47     $15.74     $14.90    $14.92
                                             ------    ------     ------     ------    ------
  Net Investment Income....................     .52       .56        .62        .62       .66
  Net Realized and Unrealized Gain/Loss....     .18      (.09)       .73        .86      (.06)
                                             ------    ------     ------     ------    ------
Total from Investment Operations...........     .70       .47       1.35       1.48       .60
Less: Distributions from Net Investment
  Income...................................     .50       .56        .62        .64       .62
                                             ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $16.58    $16.38     $16.47     $15.74    $14.90
                                             ======    ======     ======     ======    ======

Total Return* (b)..........................   4.36%     2.93%      8.83%     10.09%     4.17%
Net Assets at End of the Period (In
  millions)................................  $ 38.6    $ 40.5     $ 40.5     $ 35.0    $ 28.8
Ratio of Expenses to Average Net Assets*...   1.51%     1.29%      1.13%      1.28%     1.36%
Ratio of Net Investment Income to Average
  Net Assets*..............................   3.19%     3.45%      3.92%      3.99%     4.51%
Portfolio Turnover.........................     15%       27%        43%        30%       58%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................   1.84%     1.80%      1.82%      1.88%     2.07%
   Ratio of Net Investment Income to
     Average Net Assets....................   2.85%     2.94%      3.24%      3.39%     3.81%

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include Rule 12b-1 fees of up to 1% and do not reflect the reduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             17

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                               ------------------------------------------------
                                              2004      2003     2002 (a)     2001      2000
                                             ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $16.39    $16.48     $15.75     $14.91    $14.92
                                             ------    ------     ------     ------    ------
  Net Investment Income....................     .52       .56        .62        .60       .68
  Net Realized and Unrealized Gain/Loss....     .18     (.09)        .73        .88      (.07)
                                             ------    ------     ------     ------    ------
Total from Investment Operations...........     .70       .47       1.35       1.48       .61
Less: Distributions from Net Investment
  Income...................................     .50       .56        .62        .64       .62
                                             ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $16.59    $16.39     $16.48     $15.75    $14.91
                                             ======    ======     ======     ======    ======

Total Return* (b)..........................   4.36%     2.92%      8.83%     10.09%     4.24%
Net Assets at End of the Period (In
  millions)................................  $ 17.5    $ 17.7     $ 12.0     $  7.3    $  4.6
Ratio of Expenses to Average Net Assets*...   1.51%     1.30%      1.13%      1.30%     1.36%
Ratio of Net Investment Income to Average
  Net Assets*..............................   3.19%     3.45%(c)   3.92%      3.97%     4.52%
Portfolio Turnover.........................     15%       27%        43%        30%       58%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................   1.84%     1.81%      1.82%      1.90%     2.07%
   Ratio of Net Investment Income to
     Average Net Assets....................   2.85%     2.94%(c)   3.23%      3.37%     3.81%

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns do include Rule 12b-1 fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

 18                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen New York Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in a portfolio of New York municipal securities that are rated investment grade at the time of purchase. The Fund commenced investment operations on July 29, 1994, with three classes of common shares, Class A, Class B and Class C. Effective November 30, 2003, the Fund's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management (the "Adviser").

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payments is made. At September 30, 2004, the Fund had no when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $78,198 which will expire on September 30, 2009.

    At September 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $110,637,895
                                                              ============
Gross tax unrealized appreciation...........................  $  6,616,507
Gross tax unrealized depreciation...........................       (64,204)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  6,552,303
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended September 30, 2004 and 2003 was as follows:

                                                               2004       2003
Distributions paid from:
  Ordinary Income...........................................  $11,294    $6,501
  Long-term capital gain....................................      -0-       -0-
                                                              -------    ------
                                                              $11,294    $6,501
                                                              =======    ======

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to the Fund's investment in other regulated investment companies totaling $718 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, permanent differences relating to book and tax accretion differences totaling $141 has been reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $271

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

    Net realized gains and losses may differ for financial reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended September 30, 2004, the Fund's custody fee was reduced by $1,290 as a result of credit earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................      0.60%
Over $500 million...........................................      0.50%

    For the year ended September 30, 2004, the Adviser voluntarily waived $401,816 of its investment advisory fees. This represents .33% of its average net assets for the period. This waiver is voluntary and can be discontinued at any time.

    For the year ended September 30, 2004, the Fund recognized expenses of approximately $16,300, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2004, the Fund recognized expenses of approximately $38,800 representing Van Kampen Investments or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2004, the Fund recognized expenses of approximately $51,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $56,695 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

3. CAPITAL TRANSACTIONS

At September 30, 2004, capital aggregated $59,379,704, $35,369,578 and $16,783,944 for Classes A, B and C, respectively. For the year ended September 30, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     776,337    $ 12,757,760
  Class B...................................................     132,445       2,181,681
  Class C...................................................     158,253       2,606,987
                                                              ----------    ------------
Total Sales.................................................   1,067,035    $ 17,546,428
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................      99,436    $  1,632,645
  Class B...................................................      50,889         834,539
  Class C...................................................      23,478         385,165
                                                              ----------    ------------
Total Dividend Reinvestment.................................     173,803    $  2,852,349
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,007,240)   $(16,370,851)
  Class B...................................................    (330,464)     (5,404,452)
  Class C...................................................    (210,103)     (3,427,230)
                                                              ----------    ------------
Total Repurchases...........................................  (1,547,807)   $(25,202,533)
                                                              ==========    ============

    At September 30, 2003, capital aggregated $61,360,150, $37,757,810 and $17,219,022 for Classes A, B and C, respectively. For the year ended September 30, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,655,466    $ 27,062,415
  Class B...................................................     519,637       8,452,098
  Class C...................................................     531,210       8,642,416
                                                              ----------    ------------
Total Sales.................................................   2,706,313    $ 44,156,929
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................      96,700    $  1,569,395
  Class B...................................................      60,400         978,904
  Class C...................................................      21,673         351,637
                                                              ----------    ------------
Total Dividend Reinvestment.................................     178,773    $  2,899,936
                                                              ==========    ============
Repurchases:
  Class A...................................................    (751,111)   $(12,180,934)
  Class B...................................................    (568,107)     (9,209,533)
  Class C...................................................    (200,158)     (3,258,552)
                                                              ----------    ------------
Total Repurchases...........................................  (1,519,376)   $(24,649,019)
                                                              ==========    ============

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

    Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2004 and 2003, 15,022 and 49,822 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2004 and 2003, no Class C Shares converted to Class A Shares. Class B and Class C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C Shares will be imposed on most redemptions made within six years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the year ended September 30, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $35,500 and CDSC on redeemed shares of approximately $62,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $17,784,250 and $22,930,048, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Fund's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the values of the contract (variation margin).

    Transactions in futures contracts for the year ended September 30, 2004, are as follows:

                                                                CONTRACTS
Outstanding at September 30, 2003...........................       172
Futures Opened..............................................       369
Futures Closed..............................................      (541)
                                                                  ----
Outstanding at September 30, 2004...........................       -0-
                                                                  ====

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees and paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $586,000 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended September 30, 2004, are payments retained by Van Kampen of approximately $369,500 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $41,800.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004 continued

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen New York Tax Free Income
Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen New York Tax Free Income Fund (the "Fund"), including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen New York Tax Free Income Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

                                                               Chicago, Illinois
                                                                November 5, 2004

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS, INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2004. The Fund designated 99.7% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             85       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

J. Miles Branagan (72)        Trustee      Trustee     Private investor.              83       Trustee/Director/Managing
1632 Morning Mountain Road                 since 1995  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.


VAN KAMPEN NEW YORK TAX FREE INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         83       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      85       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN NEW YORK TAX FREE INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            83       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      83       Trustee/Director/Managing
1744 R Street, NW                          since 1994  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       85       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            83       Trustee/Director/Managing
423 Country Club Drive                     since 1994  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         85       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           83       Trustee/Director/Managing
(62)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            83       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           85       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        85       Trustee/Director/Managing
333 West Wacker Drive                      since 1994  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such Trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James M. Dykas (38)           Chief Financial Officer  Officer     Executive Director of Van Kampen Asset Management and Morgan
1 Parkview Plaza              and Treasurer            since 1999  Stanley Investment Management. Chief Financial Officer and
Oakbrook Terrace, IL 60181                                         Treasurer of funds in the Fund Complex. Prior to August
                                                                   2004, Assistant Treasurer of funds in the Fund Complex.

Joseph J. McAlinden (61)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Director of Morgan Stanley Trust for
                                                                   over 5 years. Executive Vice President and Chief Investment
                                                                   Officer of funds in the Fund Complex. Managing Director and
                                                                   Chief Investment Officer of Van Kampen Investments, the
                                                                   Adviser and Van Kampen Advisors Inc. since December 2002.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (65)        Executive Vice           Officer     Principal Executive Officer of the Funds since November
1221 Avenue of the Americas   President and            since 2003  2003. Chief Executive Officer and Chairman of Investor
New York, NY 10020            Principal Executive                  Services. Executive Vice President and Principal Executive
                              Officer                              Officer of funds in the Fund Complex. Managing Director of
                                                                   Morgan Stanley. Chief Administrative Officer, Managing
                                                                   Director and Director of Morgan Stanley Investment Advisors
                                                                   Inc., Morgan Stanley Services Company Inc. and Managing
                                                                   Director and Director of Morgan Stanley Distributors Inc.
                                                                   Chief Executive Officer and Director of Morgan Stanley
                                                                   Trust. Executive Vice President and Principal Executive
                                                                   Officer of the Institutional and Retail Morgan Stanley
                                                                   Funds; Director of Morgan Stanley SICAV; previously Chief
                                                                   Global Operations Officer and Managing Director of Morgan
                                                                   Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.
                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 235, 325, 425
                                                 NYTF ANR
                                                 11/04 RN04-02596P-Y09/04

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C have been amended.

(d) The Trust has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f)

         (1)      The Trust's Code of Ethics is attached hereto as Exhibit 11A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004
                                                    REGISTRANT      COVERED ENTITIES(1)
              AUDIT FEES......................      $231,000        N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES....      $0              $123,000(2)
                        TAX FEES..............      $10,500(3)      $42,141(4)
                        ALL OTHER FEES........      $0              $203,160(5)
              TOTAL NON-AUDIT FEES............      $10,500         $368,301

              TOTAL...........................      $241,500        $368,301


           2003
                                                    REGISTRANT      COVERED ENTITIES(1)
              AUDIT FEES......................      $214,780        N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES....      $0              $40,000(2)
                        TAX FEES..............      $8,220(3)       $70,314 (4)
                        ALL OTHER FEES........      $0              $213,250(6)
              TOTAL NON-AUDIT FEES............      $8,220          $323,564

              TOTAL...........................      $223,000        $323,564

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax returns.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

                           AS ADOPTED JULY 23, 2003(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


-----------

(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

    -    Statutory audits or financial audits for the Fund

    - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters

    - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders)

     -   Due diligence services pertaining to potential fund mergers

     - Issuance of SAS-70 reports on internal controls of Morgan Stanley Trust Co. and MSIM Trade Operations

     - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)

     - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)

     - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act

     - Audit of record keeping services performed by Morgan Stanley Trust Fund related to the New Jersey State Retirement Plan


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit

Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):

     -   U.S. federal, state and local tax planning and advice

     -   U.S. federal, state and local tax compliance

     -   International tax planning and advice

     -   International tax compliance

     - Review of federal, state, local and international income, franchise, and other tax returns

     -   Identification of Passive Foreign Investment Companies

     - Review of closed-end funds pro rata allocation of taxable income and capital gains to common and preferred shares.

     -   Domestic and foreign tax planning, compliance, and advice

     - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies

     - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)

     - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

         The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -   Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions or contribution-in-kind reports

     -   Actuarial services

     -   Internal audit outsourcing services

     -   Management functions

     -   Human resources

     -   Broker-dealer, investment adviser or investment banking services

     -   Legal services

     -   Expert services unrelated to the audit


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.


9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -   Van Kampen Investments, Inc.

     -   Van Kampen Investment Advisory Corporation

     -   Van Kampen Asset Management Inc.

     -   Van Kampen Advisors Inc.

     -   Van Kampen Funds Inc.

     -   Van Kampen Trust Company

     -   Van Kampen Investor Services Inc.

     -   Van Kampen Management Inc.

     -   Morgan Stanley Investment Management Inc.

     -   Morgan Stanley Investments LP

     -   Morgan Stanley Trust Company


(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax Free Trust

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004